UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21085
The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)
Edward S. Garlock, Esq.
Payden & Rygel
333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)
Registrant’s telephone number, including area code: 213-625-2870
Date of fiscal year end: October 31, 2009
Date of reporting period: April 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT

APRIL 30, 2009

Contents

•	Morningstar Highly Rated Funds

1	Management Discussion & Analysis

6	Portfolio Highlights & Investments

45	Statements of Assets & Liabilities

49	Statements of Operations

53	Statements of Changes in Net Assets

59	Notes to Financial Statements

68	Financial Highlights

79	Fund Expenses

81	Trustees & Officers

Semi-Annual Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Payden Mutual Funds Highly Rated* by Morningstartm
April 30, 2009

						Number of Funds
Fund	Overall	3YR	5YR	10YR	Morningstartm Category	Overall/3 YR	5YR	10YR
US Government	* * * * *	* * * * *	* * * * *	* * * * *	Short government	146	140	102

Short Bond	* * * *	* * * *	* * * *	* * * *	Short-term bond	370	319	167

California Municipal Income	* * * *	* * * * *	* * * *	* * *	Muni California intermediate/short	73	69	33

High Income	* * * *	* * * *	* * * *	* * * *	High yield bond	471	404	254

Emerging Markets Bond	* * * *	* * * *	* * * *	* * *	Emerging Markets Bond	69	51	40

GNMA	* * * * *	* * * *	* * * * *	N/A	Intermediate government	343	325	N/A

* An overall rating is based on a weighted average of the fund’s ratings for the three-, five-, and ten-year periods, if applicable. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a funds monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars and the next 22.5% receive four stars. Highly rated funds are defined as those that have a four or five star Morningstar rating. Data provided by Morningstar, Inc. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Morningstar is a registered trademark of Morningstar, Inc. and is not affiliated with Payden Mutual Funds.

Semi-Annual Report

Management Discussion & Analysis

Short Duration Strategies

Volatility and uncertainty continued to define the markets as 2008 drew to a close, but aggressive government intervention began to find success in thawing the deep credit freeze of the past two years. During November and December 2008, U.S. Treasury yields declined as investors continued to seek the safety of government securities. The Federal Reserve Board surprised the market and dropped the overnight interest rate target to a range of 0.00% to 0.25% at their December meeting, and signaled that this rate would remain low for an extended period. In addition, they announced a purchase program for Agency debentures and Agency mortgages to help support the housing market. With short term interest rates near zero, investors began to look for ways to add yield to their portfolios, and prices of non-U.S. Treasury securities began to rise.

The New Year brought change to Washington and investors hoped for a new direction. However, market optimism suffered a setback due to weaker-than-expected fourth quarter 2008 economic data. Mixed messages and miscommunication from the new government contributed to market dislocations in early 2009.

At the March Federal Open Market Committee meeting, the Federal Reserve Board initiated a $300 million Treasury Purchase Program, known as quantitative easing. At the same time, the first round of the Term Asset-Backed Securities Loan Facility (TALF) was successfully completed, bringing excitement and liquidity to the consumer receivables market. These events, combined with “not-as-bad-as-anticipated” economic and earnings data, pushed investor interest away from low yielding U.S. Treasury bonds and into higher yielding non-U.S. Treasury sectors.

The Payden Cash Reserve Money Market Fund (PBHXX) continued to provide a stable source of positive returns. For the six-month period ended April 30, 2009, the Fund returned 0.51% compared to a return of 0.30% for the Lipper Money Market Average and 0.18% for the Lipper Government Money Market Average. The Fund’s focus on finding value in Agency notes contributed to performance.

The Payden Limited Maturity Fund (PYLMX) returned 0.31% for the six months ended April 30, 2009, compared to a return of 0.18% for its benchmark, the Merrill Lynch 90-day Treasury Bill Index. The thawing of credit markets contributed positively to performance throughout the period. Asset-backed securities and corporate debt increased in price as investors, looking for higher yields than those provided by U.S. Treasury Bills, moved into these asset classes.

The Payden Short Bond Fund (PYSBX) returned 3.24% for the six-month period ended April 30, 2009, compared to a return of 1.71% for its benchmark, the Merrill Lynch 1-3 Year Treasury Index. As the risk appetite in the market increased in the beginning of 2009, all non-U.S. Treasury sectors provided positive performance.

The Payden U.S. Government Fund (PYUSX) returned 4.45% for the six months ended April 30, 2009, compared to a return of 2.47% for its benchmark, the Merrill Lynch 1-5 Year Treasury Index. Yield premiums on Agency debt declined aggressively throughout the period contributing positively to performance.

Intermediate Duration Bond Strategies

During the six-month period ended April 30, 2009 investor’s level of “risk aversion” was extremely high as many questioned the solvency of the financial system in the U.S. The Payden GNMA Fund (PYGNX) returned 8.30% compared to 7.95% for its benchmark the Merrill Lynch GNMA Master Index during the six-month period ended April 30, 2009. A flight-to-quality and desire for incremental yield over U.S. Treasury securities was ideal for the performance of GNMA securities which are guaranteed by the U.S. government. Federal programs initiated over the past six months to purchase agency mortgages in support of housing created unprecedented demand for government mortgages. In response, GNMA valuations versus U.S. Treasury securities moved from one extreme to the other during the period. The Fund rode the demand for high quality assets by keeping fully invested and targeting areas of the marketplace that offer respite from the potential increase in prepayments. The landscape for GNMA securities over the balance of 2009 will largely depend on the actions of the U.S. Government in regard to its mortgage purchase programs and on investor confidence.

For the six-months ended April 30, 2009, the Payden Core Bond Fund (PYCBX) returned 9.69%, compared to the Barclays Capital Aggregate Bond Index return of 7.74%. This strong performance was fueled by a corporate bond rebound that started in late 2008 and continued throughout the period. In order to maintain its corporate overweight, the Fund’s U.S. Treasury bond holdings were reduced. As a result, the Fund’s performance benefited from this move since U.S. Treasury yields rose over the same period. Corporate bonds continue to be favored in the portfolio. The other large component of the portfolio is the mortgage sector,

Payden Mutual Funds

where the Fund is focused on agency-backed mortgages, such as FNMA, FHLMC and GNMA. The Fund is staying largely clear of the non-agency mortgage area at this time, and also avoiding the commercial real estate area, which tends to bottom out after the residential markets.

The Payden Corporate Bond Fund (PYACX) commenced operations on March 12, 2009. This Fund is designed to access the corporate investment grade bond universe in a more targeted fashion, and can be used in conjunction with the more broadly based Payden Core Bond Fund as a way to achieve an even higher allocation to the corporate sector. The Fund returned 2.75% versus 4.70% for the Barclays Capital Aggregate Bond Index from inception to April 30, 2009. Corporate bonds in general have performed very strongly in this period and the Fund was able to capture a strong absolute return. The lagging performance compared to the benchmark is attributable to two factors. First, the Fund had a larger-than-normal allocation to cash and U.S. Treasuries as corporate bonds were being added to the portfolio in the first weeks of the Fund’s operations. Second, the Fund maintains an underweight position to financial names and is instead focusing on the industrial sector and more defensive industries in the face of continuing economic pressures.

High Yield Bond Strategy

The high yield market underwent a significant transformation in the six-month period ended April 30, 2009. At the beginning of November 2008, the global capital markets were in disarray and many segments of the markets were not functioning well. Risk aversion peaked and panic selling drove equity prices and bond prices lower. The situation began to reverse in mid-December as capital began to re-enter the high yield market and investors began to buy debt that had sold off significantly in October and November. The initial rally was concentrated in the higher-quality BB-rated end of the high yield market, as investors sought yield but did not want to “stretch” for it in lower-rated high yield bonds.

In early March 2009, risk acceptance began to grow as investors became more comfortable with the macro-economic environment and the role the Federal Government would play in supporting the U.S. financial system. The high yield market had its best monthly performance of the past 25 years in April, with the Merrill Lynch high yield constrained index up a stunning 11.1%. The risky end of the high yield market, CCC and below rated bonds, led the rally and rose 21% in April alone.

For the six-month period ended April 30, 2009, the Payden High Income Fund (PYRHX) returned 11.37% versus its benchmark, the Merrill Lynch high yield index, which returned 15.88%. Most of the under-performance during the period was the significant underweight to CCC and below rated bonds and to underweights to the cyclical sectors, such as automotives, homebuilders and retail. The underperformance did not result from credit issues. The Fund was defensively positioned during the month of April, when a buying frenzy erupted and the riskiest segment of the high yield market rallied most.

Tax Exempt Strategies

The municipal market enjoyed one of its best periods on record in the six months ended April 30, 2009. Two major factors drove municipal bond performance during this period.

First, the Federal Reserve Board continued its “credit easing” with the Term Asset-Backed Securities Loan Facility (TALF) and expanded asset purchases to include U.S. Treasuries. Overall, the central bank’s actions soothed the financial markets and risk aversion gradually abated over the period. This prompted investors to test the waters in riskier asset classes, benefiting lower-rated municipal bonds.

Second, the Build America Bonds (BABs) program debuted with passage of the Federal fiscal stimulus package in February 2009. This program enables municipal entities to issue in the taxable market and gain access to a broader base of buyers, while receiving a subsidy from the Federal government to offset the interest costs. As the BABs program gained momentum in March and April, tax-exempt investors realized that the BABs issuance in the taxable market would substitute for tax-exempt issuance, especially in the longer areas of the yield curve. This created a scarcity of tax-exempt bonds and sent investors scrambling to purchase longer maturity municipal bonds. The market rallied and the municipal market yield curve began to flatten.

The Payden Tax-Exempt Bond Fund (PYTEX) returned 6.09% for the six-month period ended April 30, 2009, while the Lehman Quality Intermediate Index, the Fund’s benchmark, returned 7.49% for the period. Maturities longer than ten years outperformed shorter-maturity bonds as risk aversion abated and government efforts to support the credit markets progressed. The

Semi-Annual Report

Management Discussion and Analysis continued

Fund’s shorter duration positioning relative to the benchmark and emphasis on higher quality issuers for most of the period detracted from performance.

The Payden California Municipal Income Fund (PYCRX) returned 6.60% for the six months ended April 30, 2009, while the Fund’s benchmarks, the Barclays Capital 7 Year Municipal Index and Barclays Capital California Intermediate Index, returned 8.16% and 6.77%, respectively. During the period, bonds longer than ten years outperformed bonds of short maturities. Further, yield premiums for California State general obligation bonds widened relative to national high quality bonds as California endured another period of budget and cash flow uncertainty. The Fund’s high quality bias and minimal exposure to lower-rated sectors detracted from performance as lower credit quality bonds rallied as credit risk aversion abated.

Global Bond Strategies

For the major international government bond markets, the six months ended April 2009 split into two distinct periods. The bond markets made very strong gains in the last two months of 2008, after which performance became more mixed toward the end of April 2009. Gains were inspired by an unprecedented, aggressive and coordinated cycle of monetary easing by the world’s major central banks to quell panic in international financial markets. By year-end, U.S. and Japanese rates had fallen to virtually zero. In the United Kingdom, rates had fallen from 5.00% to 0.5% by March, and European rates declined from 4.25% to 1.25% by April.

Even though central banks maintained their efforts to support activity during the first four months of 2009, this proved a more difficult period for most government bond markets. Short-dated U.S. Treasury yields were relatively stable at historically low levels; however, longer-dated U.S. Treasury yields were about 100 basis points off their lows by the end of April. Similarly by the end of April, 10-year Gilt yields increased about 50 basis points off their lows; however, shorter-dated U.K. bond yields continued to edge lower, towards 1%. Ten-year Japanese government bonds also rose about 25 basis points by the end April. Only European bonds managed to hold their ground, supported by more aggressive than expected rate cuts from the European Central Bank.

The Payden Global Short Bond Fund (PYGSX) returned 2.37% for the six-month period ended April 30, 2009, compared to a return of 1.71% for its benchmark, the Merrill Lynch 1-3 Year Treasury Index. Global interest rates moved close to U.S. rates during the period. The Fund’s non-US dollar securities provided positive performance. Holding corporate and U.S. Agency debt also contributed to the Fund’s outperformance.

For the six months ended April 30 2009, the Payden Global Fixed Income Fund (PYGFX) returned 6.19%, outperforming its benchmark, the Barclays Capital Global Aggregate Index Hedged, which returned 5.76%. The Fund’s long duration positions, especially in Europe and Canada, benefited performance significantly as government bond yields declined in late 2008. But, these gains were partially lost in April as government bond yields backed up. There was also a net positive impact from sector selection throughout the period, due to our underweighting of financials and overweighting of utilities and industrials. However, these gains from duration positioning and sector selection were partially offset by the adverse impact of the Fund’s allocations to the high yield, emerging, corporate debt and structured product markets in November, as credit spreads widened sharply. The Fund’s exposure to structured product and U.S. and European corporates detracted further from performance in February and March 2009, although credit market sentiment improved in April. Currency positions also detracted slightly from performance over the period, due mainly to our underweight position in the Euro versus the U.S. dollar in December. This offset gains from short positions in several emerging European currencies against the Euro and various Asian currencies against the U.S. dollar in early 2009.

Emerging Markets Bond Strategy

The emerging markets sector outperformed U.S. Treasuries over the six-month period ended April 30, 2009. Emerging markets U.S. dollar-pay bond spreads tightened by approximately 150 basis points to yield 562 basis points over U.S. Treasuries. After selling off in October 2008, the sector stabilized by year-end due to supporting measures taken by the Federal Reserve Board and the International Monetary Fund (IMF).

2009 started off with good demand for credit markets in general, as investors looked for opportunities after the spread-widening in 2008. Risk appetite returned to the sector on the back of positive headlines about increased IMF and G20 financial support to emerging markets. In March, emerging markets flows turned positive for the first time since October 2008, driving investor demand particularly for higher-yielding credits.

Payden Mutual Funds

Local currency bonds yields widened significantly during October primarily due to outflows and lack of liquidity. However, as economic growth data deteriorated, monetary policy took center stage and several countries reduced interest rates, leading to a rally in local currency bonds.

Weakness in commodities negatively impacted the terms of trade of commodity exporters, such as Brazil and Mexico, and their currencies were the two of the worst performers of the last quarter of 2008. However, as economic data and commodity prices recovered in March and April 2009, emerging-markets currencies rallied.

The Payden Emerging Markets Bond Fund (PYEMX) returned 19.81% for the six-month period ended April 30, 2009, as compared to 21.27% for the JP Morgan EMBI Global Diversified Index. The Fund has generally been overweight in Latin America. However, the Fund has been neutral in Brazil and Mexico external debt, as the Adviser found better opportunities in local currency bond markets in these countries. The Fund’s lack of exposure in Argentina and Ecuador added to performance. Avoidance of Pakistan and Iraq detracted from performance as these countries outperformed the market. However, the Adviser did not see a significant improvement in their fundamentals and therefore continued to avoid them. In the currency arena, the Fund’s exposure to Brazil and Mexico local rates added to performance as yields declined on the back of more aggressive monetary easing. The short baskets of Eastern European currencies versus the Euro and Asian currencies versus the U.S. dollar also added to performance during this time period.

U.S. Equity Strategies

The U.S. equity markets continued to decline as the global recession quickly enveloped all areas of the economy and led stock market indices to post negative returns for the six-month period ended April 30, 2009. The markets began the period on a negative note as the deleveraging of financial companies and ongoing concerns with the auto and banking industries led the markets lower. The New Year and the inauguration of President Obama brought little relief to the stock market as weakening corporate earnings and the sudden drop in consumer spending took the markets to new lows. The equity markets reached the lows for the period in early March 2009 due to widespread fears of bank nationalization. However, the equity markets did manage to rebound on the strength of positive earnings from the financial sector and government plans to inject capital into the economy.

The Payden Value Leaders Fund (PYVLX), which is comprised of large-cap value stocks, returned –11.12% for the six-month period ended April 30, 2009, outperforming its benchmark, the Russell 1000 Value Index, which returned −13.26% for the period. The Fund benefited from its underweight in the financials sector and overweight in the information technology sector. However, the underweight to the consumer staples sector detracted from relative performance. The best performers in the Fund were packaging company Bemis and pharmaceutical company Wyeth.

The Payden U.S. Growth Leaders Fund (PUGLX), which is comprised of large-cap growth stocks, returned −4.38% for the six months ended April 30, 2009. The Fund trailed the Russell 1000 Growth Index, which returned −1.51%. The underperformance for the period was entirely attributable to individual stock selection. The top detractors in the Fund were biotech company Amgen and financial company JPMorgan Chase & Co. The top positive contributors in the Fund were bottling company Pepsi Bottling Group and online retailer Amazon.com.

Global Equity Strategy

The Payden Global Equity Fund (PYGEX) returned −6.47% for the six-month period ended April 30, 2009, while the Fund’s benchmark, the MSCI All Country World Index, returned −3.34% for the period. The market performance during this period understates the volatility. Panic selling of financials earlier in 2009 drove equity markets lower by 26% from October levels as investors feared the possibility of nationalization of U.S. banks, which would further delay an economic recovery. However, global equities rallied from their lows in mid-March 2009, when many U.S. banks unexpectedly pre-announced strong profits for the quarter. Despite the rally into the end of April, the index remains 45% lower than its October 2007 high. Some of the best performing countries were from the emerging markets sector, including China, Brazil and Korea, while many developed countries, such as Ireland, Austria, and Switzerland, lagged the overall index.

From a sector perspective, the Adviser favors the Technology sector, which should weather the economic downdraft due to ample cash balances and a lack of dependency on the credit markets for financing. From a country perspective, the Fund’s positions in Australia, Canada and Sweden reflect the Adviser’s focus on countries with relatively healthy financial systems. The Fund’s

Semi-Annual Report

Management Discussion and Analysis continued

underweights to Japan, Italy, Spain and the United Kingdom, on the other hand, reflect the Adviser’s concern with the fragile state of their economies and their abilities achieve a sustainable state of economic growth.

European Equity Strategies

The Metzler/Payden European Emerging Markets Fund (MPYMX) returned −2.33% for the six-month period ended April 30, 2009, while the Fund’s benchmark, the Nomura Central and Eastern European Index, returned −8.66% for the period. The six-month period was among the most volatile in the Fund’s history. The beginning of the period was characterized by deteriorating economic conditions and company prospects that sent investors fleeing risky investments and finding shelter in less risky fixed income securities. Toward the end of the period, the first signs of a possible economic recovery lowered fear “gauges” and emerging markets rallied. Against this backdrop, the most significant allocation change was a large overweight to Russian stocks, which were seen as severely oversold and most likely to rally. Poland was among the Fund’s largest underweights, together with Hungary and the Czech Republic. The central European countries’ growth has suffered from slower economic activity in Western Europe, and in the case of Hungary a host of domestic problems. The Fund also reduced to a minimum its exposure to the battered Baltic States.

Target Date Strategies

The Payden/Wilshire Longevity Fund 2010+ (PWLLX) returned 1.71% for the six-month period ended April 30, 2009. The Fund outperformed its custom blended benchmark, a 60/40 combination of the Wilshire 5000 Indexsm and Barclays Capital Aggregate Bond Index, which returned −1.14% over the period. The Fund’s fixed-income allocation continued to help anchor the Fund’s performance in positive territory, as all of the underlying fixed-income funds yielded positive returns for the period. The greatest absolute contributors to the Fund’s performance were the Payden TIPS Separate Account and the Payden GNMA Fund. The largest detractors, by absolute return, were the Payden Value Leaders Fund and the Vanguard Value ETF.

The Payden/ Wilshire Longevity Fund 2020+ (PWLJX) returned 0.54% for the six months ended April 30, 2009, and outperformed its custom blended benchmark, a 60/40 combination of the Wilshire 5000 Indexsm and Barclays Capital Aggregate Bond Index, which returned −1.14% over the six-month period. The Fund’s diversified fixed-income exposure served as the major source of positive return, helping to offset some of the lagging returns in equities. The largest absolute contributions, by individual funds, came from the Payden TIPS Separate Account and the Payden GNMA Fund. The largest absolute detractors from the Fund’s performance were the Payden Value Leaders Fund and the Vanguard Value ETF.

The Payden/ Wilshire Longevity Fund 2030+ (PWLHX) returned −2.87% for the six-month period ended April 30, 2009. The Fund outperformed its custom blended benchmark, an 80/20 combination of the Wilshire 5000 Indexsm and Barclays Capital Aggregate Bond Index, which returned −4.28% over the same period. The Fund’s fixed-income exposure continued to provide the bulk of positive return, although strong returns were also witnessed in some of the international equities exposure. The best absolute contributions were from the Payden TIPS Separate Account, followed the MSCI Pacific ex Japan ETF. The largest absolute detractors from the Fund’s performance were the Payden Value Leaders Fund and the Vanguard Value ETF.

The Payden/ Wilshire Longevity Fund 2040+ (PWLFX) returned –5.77% for the six-month period ended April 30, 2009. The Fund underperformed its custom blended benchmark, an 80/20 combination of the Wilshire 5000 Indexsm and Barclays Capital Aggregate Bond Index, which returned –4.28% over the same period. The majority of positive performance was derived from the Fund’s exposure to international equities, as both the MSCI Pacific ex Japan and the Vanguard Emerging Markets Stock ETFs were the strongest absolute contributors to the Fund’s performance. The largest absolute detractors from the Fund’s performance were the Payden Value Leaders Fund and the Vanguard Value ETF.

Payden Mutual Funds

Portfolio Highlights & Investments

Payden Cash Reserves Money Market Fund

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition - percent of value

Supranational	1%
Repurchase Agreements	32%
U.S. Government Agency	60%
U.S. Government Guaranteed	7%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (Cost - $612,669) (60%)
12,000,000	FFCB Disc Note, 0.79%, 11/13/09 (a)	$11,949
18,000,000	FFCB Disc Note, 0.81%, 12/21/09 (a)	17,906
2,250,000	FFCB, 0.90%, 12/16/09	2,249
20,000,000	FFCB, 1.18%, 9/22/09	20,000
3,450,000	FFCB, 1.75%, 12/1/09	3,473
2,000,000	FFCB, 4.125%, 7/17/09	2,004
8,715,547	FGSB, 4.00%, 1/1/10	8,812
21,482,000	FHLB Disc Note, 0.74%, 10/15/09 (a)	21,409
12,500,000	FHLB Disc Note, 0.86%, 1/11/10 (a)	12,425
25,000,000	FHLB Disc Note, 0.86%, 1/5/10 (a)	24,853
15,000,000	FHLB Disc Note, 0.95%, 1/19/10 (a)	14,897
15,000,000	FHLB Disc Note, 0.99%, 2/1/10 (a)	14,887
5,250,000	FHLB, 0.97%, 7/10/09	5,250
20,000,000	FHLB, 0.99%, 7/9/10	19,995
20,000,000	FHLB, 1.05%, 5/13/09	19,999
12,500,000	FHLB, 1.21%, 2/19/10	12,481
1,250,000	FHLB, 2.719%, 8/5/09	1,251
10,615,000	FHLB, 3.35%, 12/18/09	10,792
10,000,000	FHLB, 5.00%, 12/11/09	10,253
4,675,000	FHLB, 5.25%, 8/5/09	4,721
30,000,000	FHLMC Disc Note, 0.56%, 10/13/09 (a)	29,924
9,850,000	FHLMC Disc Note, 0.96%, 12/7/09 (a)	9,793
15,000,000	FHLMC Disc Note, 1.01%, 2/4/10 (a)	14,884
150,000	FHLMC Disc Note, 1.07%, 6/22/09 (a)	150
25,000,000	FHLMC Disc Note, 1.22%, 5/29/09 (a)	24,977
3,850,000	FHLMC Disc Note, 1.72%, 11/20/09 (a)	3,813
6,755,000	FHLMC, 0.36%, 9/28/09	6,748
17,000,000	FHLMC, 0.37%, 10/19/09	16,982
3,000,000	FHLMC, 0.38%, 12/7/09	2,994
2,000,000	FHLMC, 0.40%, 10/8/09	1,998
25,000,000	FHLMC, 0.42%, 9/18/09	25,000
50,000,000	FHLMC, 1.03%, 7/12/10	49,992
8,000,000	FHLMC, 1.25%, 3/23/10	8,000
14,950,000	FHLMC, 1.25%, 3/9/10	14,950
1,360,000	FHLMC, 4.25%, 7/15/09	1,363
3,670,000	FHLMC, 4.875%, 2/9/10	3,787
22,755,000	FHLMC, 5.25%, 5/21/09	22,805
2,490,000	FHLMC, 6.625%, 9/15/09	2,532
9,000,000	FNMA Disc Note, 1.22%, 5/21/09 (a)	8,994
8,800,000	FNMA, 1.02%, 7/13/10	8,800
600,000	FNMA, 1.05%, 1/21/10	601
50,200,000	FNMA, 1.16%, 2/12/10	50,147
8,600,000	FNMA, 1.18%, 8/5/10	8,606
8,000,000	FNMA, 3.10%, 2/4/10	8,125
5,973,000	FNMA, 3.25%, 2/10/10	6,088
21,000,000	FNMA, 4.25%, 5/15/09	21,012
20,000,000	IBRD Disc Note, 0.43%, 5/11/09 (a)	19,998

		612,669

Supranational (Cost - $13,999) (1%)
14,000,000	International Bank for Reconstruction & Development, 0.98%, 2/1/10	13,999
U.S. Government Guaranteed (Cost - $67,085) (7%)
10,000,000	Bank of America, 0.23%, 6/24/09 (a)	9,997
12,000,000	Bank of America, 1.36%, 9/13/10	12,000
30,000,000	GE Capital, 0.41%, 6/29/09	29,980
15,000,000	Goldman Sachs Group, 2.70%, 12/3/10	15,108

		67,085

Investment Company (Cost - $2,732) (0%)
2,731,553	Dreyfus Treasury Cash Management Fund	2,732

Repurchase Agreements (Cost - $325,000) (32%)
150,000,000	Barclays Tri Party, 0.16%, 5/1/09 (b)	150,000
175,000,000	Deutsche Bank Tri Party, 0.14%, 5/1/09 (c)	175,000

		325,000

Total (Cost - $1,021,485) (100%)		1,021,485
Other Assets, net of Liabilities (0%)		1,845

Net Assets (100%)		$1,023,330

(a)	Yield to maturity at time of purchase.

(b)	The repurchase agreement dated 4/30/2009 is collateralized by the following security:

Barclays-Bank of New York Tri Party
153,226,800	U.S. Treasury Note, 0.875%, Apr 11	$150,000

(c)	The repurchase agreement dated 4/30/2009 is collateralized by the following security:

Deutsche Bank-Deutsche Bank Tri Party
165,643,800	U.S. Treasury Note, 5.75%, Aug 10	$175,000

See notes to financial statements.

Semi-Annual Report

Payden Limited Maturity Fund

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade debt securities with a maximum average portfolio maturity not to exceed two years.

Credit Quality - percent of value

AAA	55%
AA	10%
A	18%
BBB	15%
BB	2%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (95%)
Asset Backed (8%)
342,699	Asset Backed Funding Certificates, 0.74%, 4/25/34	$192
676,053	Capital Auto Receivables Asset Trust, 0.51%, 7/15/10	659
250,000	CarMax Auto Owner Trust, 1.66%, 5/7/10	250
505,157	Ford Credit Auto Owner Trust 144A, 1.86%, 11/15/09 (b)	506
1,000,000	Ford Credit Floorplan Master Owner Trust, 0.90%, 6/15/11	949
82,303,000	JLOC, 0.79%, 1/15/15 (d)	669
459,756	Long Beach Mortgage Loan Trust, 6.245%, 8/25/33	85
600,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	437
300,000	World Omni Auto Receivables Trust, 1.62%, 4/15/10	300

		4,047

Corporate (36%)
550,000	3P Capital Markets PLC, 1.52%, 3/17/10	550
1,000,000	American Honda Finance 144A, 1.29%, 2/9/10 (b)	994
850,000	Anadarko Petroleum Corp., 1.72%, 9/15/09	849
500,000	Astrazeneca PLC, 1.61%, 9/11/09	500
500,000	Bear Stearns Co., 1.26%, 1/31/11	484
600,000	Berkshire Hathaway Finance, 4.125%, 1/15/10	610
800,000	Caterpillar Finance Service Corp., 1.73%, 8/6/10	780
400,000	Cisco Systems Inc., 5.25%, 2/22/11	424
500,000	Citigroup Inc., 1.39%, 5/18/10	470
1,100,000	CME Group Inc., 1.88%, 8/6/10	1,079
400,000	ConocoPhillips, 8.75%, 5/25/10	429
360,000	Cox Communications Inc., 4.625%, 1/15/10	360
675,000	CVS Caremark Corp., 1.56%, 6/1/10	662
180,000	DaimlerChrysler NA Holding, 1.63%, 8/3/09	178
750,000	E.I. Du Pont de Nemours, 4.125%, 4/30/10	769
640,000	Export Development Canada, 4.625%, 4/1/10	661
500,000	General Electric Capital Corp., 1.17%, 1/20/10	492
750,000	Hewlett-Packard Co., 1.66%, 9/3/09	750
750,000	John Deere Capital Corp., 1.70%, 2/26/10	747
805,000	National Rural Utilities Cooperative, 1.98%, 7/1/10	802
600,000	Pfizer Inc., 3.17%, 3/15/11	616
510,000	Province of Ontario, 3.125%, 9/8/10	521
900,000	Sprint Nextel Corp., 1.63%, 6/28/10	836
500,000	Telecom Italia Capital, 1.71%, 7/18/11	473
900,000	Time Warner Inc., 1.46%, 11/13/09	894
350,000	Vodafone Group PLC, 7.75%, 2/15/10	363
1,000,000	Wells Fargo & Co., 1.42%, 9/15/09	997

		17,290

Foreign Government (1%)
600,000	KFW, 1.875%, 3/15/11	601
Foreign Government Guaranteed (5%)
980,000	Commonwealth Bank of Australia 144A, 2.40%, 1/12/12 (b)	976
300,000	Lloyds TSB Bank PLC 144A, 2.30%, 4/1/11 (b)	301
1,161,000	National Australia Bank 144A, 2.55%, 1/13/12 (b)	1,157

		2,434

Municipal (2%)
300,000	California State, 5.65%, 4/1/39	310
400,000	Mississippi State, 4.5%, 11/1/28	400

		710

Mortgage Backed (22%)
750,000	Arkle Master Issuer Plc 144A, 1.61%, 2/17/52 (b)	672
187,785	Bear Stearns Alt-A Trust, 5.16%, 3/25/34	128
584,734	FH 847515 ARM, 5.02%, 2/1/34	588
1,325,860	FHLMC, 5.25%, 8/15/11	1,368
808,996	FHR 2893 PA, 4.00%, 4/15/25	816
1,268,450	FHR 3279 PA, 5.50%, 2/15/23	1,285
1,094,785	GNR 02-48 FT, 0.65%, 12/16/26	1,088
413,899	GNR 99-43 FA, 0.90%, 11/16/29	413
750,000	Grace Church Mortgage Financing PLC 144A, 1.64%, 11/20/56 (b)	637
850,000	Granite Master Trust PLC, 0.878%, 12/17/54	68
1,131,781	Harborview Mortgage Loan Trust, 5.38%, 1/19/35	689
400,000	Holmes Master Issuer PLC 144A, 1.52%, 7/15/40 (b)	365
338,940	Homebanc Mortgage Trust, 1.29%, 8/25/29	172
700,000	Permanent Master Issuer Plc, 1.53%, 7/17/42	639
414,223	Sequoia Mortgage Trust, 0.84%, 10/20/27	349
407,622	Structured ARM Loan Trust, 4.93%, 9/25/34	271
835,585	Structured Asset Mortgage Investments Inc., 4.03%, 5/25/36	355
842,373	Structured Asset Mortgage Investments Inc., 5.27%, 7/25/32	762

		10,665

U.S. Government Agency (18%)
3,000,000	FFCB, 4.75%, 5/7/10	3,117
1,240,000	FHLB, 0.99%, 7/9/10	1,243
2,700,000	FHLB, 3.375%, 12/18/09	2,747
1,400,000	FHLMC, 1.03%, 7/12/10	1,404

		8,511

Commercial Paper (3%)
600,000	LLYPP CP, 0.50%, 7/8/09 (c)	599
600,000	MACBKG CP, 1.10%, 4/22/10 (c)	593
350,000	Royal Bank of Scotland CP, 0.60%, 7/22/09 (c)	350

		1,542

Total Bonds (Cost - $49,055)		45,800

Investment Company (Cost - $2,652) (5%)
2,652,000	Paydenfunds Cash Reserves Money Market Fund *	2,652

Total (Cost - $51,707) (a) (100%)		48,452
Liabilities in excess of Other Assets (−0%)		(77)

Net Assets (100%)		$48,375

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

Payden Mutual Funds

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$198
Unrealized depreciation	(3,453)

Net unrealized depreciation	$(3,255)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.

(d)	Par in local currency.

Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

5/12/2009	Japanese Yen (Sell 65,300)	98.3519	$664	$(7)

Open Swap Contracts (000s)

	Fund	Expiration	Notional	Unrealized
Contract Type	(Pays)	Date	Principal	(Depreciation)

Liability:
Interest Rate Swap	(5.503)%	Jun-11	$590	$(60)

See notes to financial statements.

Semi-Annual Report

Payden Short Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Credit Quality - percent of value

AAA	75%
AA	6%
A	12%
BBB	4%
BB/B	3%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (99%)
Asset Backed (3%)
3,000,000	AEP Texas Central Trans, 4.98%, 7/1/15	$3,157
1,754,379	Capital Auto Receivables Asset Trust 144A, 5.32%, 3/20/10 (b)	1,750
563,377	Capital Auto Receivables Asset Trust, 0.51%, 7/15/10	549
6,100,000	Carmax Auto Owner Trust, 5.14%, 11/15/11	6,125

		11,581

Corporate (25%)
1,430,000	3M Co., 4.50%, 11/1/11	1,507
1,800,000	Abbott Laboratories, 5.60%, 5/15/11	1,941
850,000	Alabama Power Co., 5.80%, 11/15/13	918
570,000	Allied Waste North America, 7.875%, 4/15/13	579
3,000,000	Amgen Inc., 4.00%, 11/18/09	3,037
1,200,000	AT&T Inc., 4.85%, 2/15/14	1,246
4,805,000	BellSouth Corp., 4.20%, 9/15/09	4,848
1,300,000	Berkshire Hathaway Finance 144A, 4.00%, 4/15/12 (b)	1,322
600,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	632
935,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	860
865,000	Boston Scientific Corp., 6.00%, 6/15/11	865
1,825,000	Bottling Group LLC, 6.95%, 3/15/14	2,090
500,000	BP Capital Markets PLC, 3.125%, 3/10/12	508
1,250,000	BP Capital Markets PLC, 5.25%, 11/7/13	1,349
1,850,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	1,919
1,000,000	Chevron Corp., 3.45%, 3/3/12	1,029
1,775,000	Cisco Systems Inc., 5.25%, 2/22/11	1,888
1,650,000	Coca-Cola Co., 3.625%, 3/15/14	1,688
1,300,000	ConocoPhillips, 4.75%, 2/1/14	1,372
1,040,000	ConocoPhillips, 5.75%, 2/1/19	1,064
940,000	CSC Holdings Inc., 7.625%, 4/1/11	945
1,100,000	DaimlerChrysler NA Holding, 1.63%, 8/3/09	1,090
935,000	Dynegy Holdings Inc., 6.875%, 4/1/11	884
1,600,000	Eaton Corp., 5.95%, 3/20/14	1,633
945,000	Echostar DBS Corp., 6.375%, 10/1/11	919
700,000	Eli Lilly & Co., 3.55%, 3/6/12	719
1,783,000	General Mills Inc., 5.65%, 2/15/19	1,824
785,000	Georgia-Pacific Corp., 8.125%, 5/15/11	791
1,599,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	1,595
1,499,000	Hewlett-Packard Co., 4.25%, 2/24/12	1,556
1,315,000	Ingersoll-Rand Finance I, 2.73%, 8/13/10	1,230
1,840,000	John Deere Capital Corp., 1.80%, 1/18/11	1,782
830,000	Mirant Americas Generator Inc., 8.30%, 5/1/11	834
855,000	Nalco Co., 7.75%, 11/15/11	868
1,076,000	National Rural Utilities, 5.75%, 8/28/09	1,089
820,000	National Rural Utilities, 7.25%, 3/1/12	868
610,000	Novartis Capital Corp., 4.125%, 2/10/14	633
2,365,000	Oracle Corp., 5.00%, 1/15/11	2,493
1,800,000	Pfizer Inc., 4.45%, 3/15/12	1,892
700,000	Procter & Gamble Co., 3.50%, 2/15/15	699
1,435,000	Procter & Gamble Co., 4.60%, 1/15/14	1,521
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,044
1,625,000	Province of Ontario, 2.75%, 2/22/11	1,668
1,900,000	Province of Ontario, 3.125%, 9/8/10	1,941
420,000	Qwest Capital Funding, 7.25%, 2/15/11	413
1,683,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	1,766
885,000	Rock-Tennessee Co., 8.20%, 8/15/11	894
1,700,000	Royal Bank of Canada, 5.65%, 7/20/11	1,826
1,650,000	Sempra Energy, 7.95%, 3/1/10	1,699
1,460,000	Shell International Finance, 4.00%, 3/21/14	1,507
6,425,000	SLM Corp., 1.23%, 7/27/09	6,338
2,350,000	Sprint Capital Corp., 6.375%, 5/1/09	2,350
935,000	Sprint Capital Corp., 8.375%, 3/15/12	901
930,000	Steel Dynamics Inc., 7.375%, 11/1/12	835
1,300,000	Toronto-Dominion Bank, 2.52%, 9/10/10	1,721
970,000	Union Pacific Corp., 6.125%, 1/15/12	993
930,000	US Oncology Inc., 9.00%, 8/15/12	921
1,640,000	Verizon Global Corp., 7.25%, 12/1/10	1,745
1,500,000	Verizon Wireless Capital 144A, 5.55%, 2/1/14 (b)	1,575
1,129,000	Wachovia Corp., 5.30%, 10/15/11	1,137

		87,801

Foreign Government (9%)
1,600,000	Bank of England 144A, 2.375%, 3/19/12 (b)	1,601
13,700,000	Bundesobligation, 2.25%, 4/11/14	18,066
2,400,000	Neder Waterschapsbank, 4.625%, 7/25/11	3,355
19,400,000	Nota Do Tesouro Nacional, 10.00%, 1/1/12	8,648

		31,670

Foreign Government Guaranteed (7%)
1,800,000	Barclays Bank PLC 144A, 2.70%, 3/5/12 (b)	1,811
2,700,000	Barclays Bank PLC, 4.25%, 10/27/11	3,774
2,653,000	Commonwealth Bank of Australia 144A, 2.40%, 1/12/12 (b)	2,643
3,150,000	ING Bank NV 144A, 2.625%, 2/9/12 (b)	3,161
900,000	Leaseplan Corp. NV 144A, 3.00%, 5/7/12 (b)	899
2,320,000	Macquarie Bank Ltd. 144A, 2.60%, 1/20/12 (b)	2,296
3,146,000	National Australia Bank 144A, 2.55%, 1/13/12 (b)	3,135
4,690,000	SFEF 144A, 2.125%, 1/30/12 (b)	4,676
1,800,000	Swedbank AB 144A, 2.80%, 2/10/12 (b)	1,797

		24,192

Mortgage Backed (32%)
6,732,689	Adjustable Rate Mortgage Trust, 5.94%, 3/25/37	3,310
5,028,703	FG G13328 30YR, 6.00%, 11/1/22	5,278
3,501,227	FH 782784 ARM, 4.384%, 10/1/34	3,536
926,766	FHR 2891 LN, 4.25%, 6/15/24	933
2,615,121	FN 708229 ARM, 3.46%, 4/1/33	2,649
1,000,402	FN 743821 ARM, 4.74%, 11/1/33	1,022
726,070	FN 755867 ARM, 4.88%, 12/1/33	743
1,780,496	FN 790762 ARM, 5.08%, 9/1/34	1,830
2,527,260	FN 790764 ARM, 4.88%, 9/1/34	2,585
2,331,364	FN 794792 ARM, 5.08%, 10/1/34	2,401
2,087,887	FNMA 794797 ARM, 4.717%, 10/1/34	2,143
8,143,650	G2 4040 30YR, 6.50%, 10/20/37	8,560
9,026,591	G2 4195 30YR, 6.00%, 7/20/38	9,418
8,204,682	G2 4196 30YR, 6.50%, 7/20/38	8,625
2,064,580	G2 4223 30YR, 6.50%, 8/20/38	2,170
6,179,473	G2 4246 30YR, 6.50%, 9/20/38	6,496
5,379,886	GN 664471 30YR, 6.00%, 12/15/37	5,619
5,931,276	GN 676709 30YR, 6.00%, 2/15/38	6,195

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

2,074,739	GN 680646 30YR, 6.00%, 12/15/37	$2,167
8,825,902	GN 697858 30YR, 6.00%, 2/15/39	9,219
1,679,329	GN 700755 30YR, 6.50%, 10/15/38	1,768
4,076,594	GN 704005 30YR, 6.50%, 11/15/38	4,292
8,744,773	GN 706020 30YR, 6.00%, 1/15/39	9,134
6,552,544	Harborview Mortgage Loan Trust, 5.301%, 12/19/35	3,332
451,440	Indymac Indx Mortgage Loan Trust, 5.16%, 10/25/34	310
2,408,398	MLCC Mortgage Investors, Inc., 4.67%, 12/25/34	2,087
2,498,033	MLCC Mortgage Investors, Inc., 5.37%, 2/25/36	1,564
367,917	Morgan Stanley Mortgage Loan Trust, 4.76%, 7/25/34	285
258,013	Provident Funding Mortgage Loan Trust, 3.86%, 4/25/34	224
881,704	Sequoia Mortgage Trust, 0.84%, 10/20/27	742
490,296	Structured ARM Loan Trust, 4.07%, 10/25/34	350
3,116,920	Structured ARM Loan Trust, 5.24%, 8/25/34	2,200
1,359,953	Structured Asset Mortgage Investments Inc., 2.33%, 10/19/34	844
6,698,386	Washington Mutual, 5.82%, 7/25/37	3,536

		115,567

Municipal (2%)
2,850,000	California State, 5.65%, 4/1/39	2,940
2,900,000	Mississippi State, 4.50%, 11/1/28	2,900
900,000	North TX Thruway Authority, 5.00%, 1/1/10	919
1,000,000	North TX Thruway Authority, 5.00%, 1/1/38	1,015

		7,774

Supranational (1%)
3,600,000	European Investment Bank, 4.75%, 4/15/11	5,048
U.S. Government Agency (14%)
6,850,000	FHLB, 3.375%, 10/20/10	7,077
10,000,000	FHLB, 5.375%, 8/19/11	10,848
680,000	FHLMC, 2.125%, 3/23/12	688
3,400,000	FHLMC, 3.25%, 2/25/11	3,516
500,000	FHLMC, 4.125%, 9/27/13	538
2,900,000	FHLMC, 4.625%, 10/25/12	3,172
10,173,000	FNMA, 1.75%, 3/23/11	10,277
12,654,000	FNMA, 2.75%, 3/13/14	12,810
500,000	FNMA, 2.875%, 12/11/13	511

		49,437

U.S. Government Guaranteed (3%)
3,048,000	General Electric Capital Corp., 2.20%, 6/8/12	3,069
710,000	Goldman Sachs Group Inc., 3.25%, 6/15/12	741
3,564,000	HSBC USA Inc., 3.125%, 12/16/11	3,686
2,400,000	JPMorgan Chase & Co., 2.20%, 6/15/12	2,413
920,000	JPMorgan Chase & Co., 3.125%, 12/1/11	949

		10,858

U.S. Treasury (3%)
1,020,000	U.S. Treasury Note, 2.375%, 8/31/10	1,044
10,910,000	U.S. Treasury Note, 3.125%, 11/30/09	11,089

		12,133

Total Bonds (Cost - $364,788)		356,061

Investment Company (Cost - $2,085) (1%)
2,084,774	Paydenfunds Cash Reserves Money Market Fund*	2,085

Total (Cost - $366,873) (a) (100%)		358,146
Other Assets, net of Liabilities (0%)		257

Net Assets (100%)		$358,403

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$5,811
Unrealized depreciation	(14,538)

Net unrealized depreciation	$(8,727)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Asset:
5/12/2009	Euro (Sell 24,135)	1.3248	$31,975	$1
Liability:
5/21/2009	Brazilian Real (Sell 19,370)	2.1786	$8,891	$(125)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

168	Euro-Bobl Future	Jun-09	$25,815	$(121)

See notes to financial statements.

Semi-Annual Report

Payden U.S. Government Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. government obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition - percent of value

U.S. Treasury	12%
Mortgage Backed	38%
U.S. Government Agency	36%
U.S. Government Guaranteed	9%
Cash Equivalent	5%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (96%)
Mortgage Backed (38%)
570,446	FG G13328 30YR, 6.00%, 11/1/22	$599
1,172,090	FG M80911 7YR, 4.00%, 4/1/11	1,202
929,865	FH 1B2420 ARM, 5.04%, 11/1/35	959
765,399	FH 1J1279 ARM, 5.83%, 4/1/36	790
1,023,749	FH 1K0030 ARM, 5.981%, 7/1/36	1,061
974,654	FHLMC 1Q0232 ARM, 5.42%, 12/1/36	1,015
630,788	FHLMC, 5.25%, 8/15/11	651
109,109	FHR 2891 LN, 4.25%, 6/15/24	110
497,745	FN 708229 ARM, 3.46%, 4/1/33	504
551,692	FN 743821 ARM, 4.74%, 11/1/33	563
388,966	FN 755867 ARM, 4.88%, 12/1/33	398
202,023	FN 790762 ARM, 5.08%, 9/1/34	208
286,597	FN 790764 ARM, 4.88%, 9/1/34	293
344,103	FN 794792 ARM, 5.08%, 10/1/34	354
802,458	FN 878544 ARM, 5.32%, 3/1/36	833
1,265,656	FN 889207 ARM, 5.18%, 4/1/37	1,301
308,587	FNMA 794797 ARM, 4.717%, 10/1/34	317
365,679	FNMA 843045 ARM, 5.042%, 9/1/35	378
746,119	FNMA 850120 ARM, 5.30%, 10/1/35	769
1,257,425	FNMA 887019 ARM, 5.859%, 6/1/36	1,301
1,245,004	G2 4040 30YR, 6.50%, 10/20/37	1,309
1,518,651	G2 4195 30YR, 6.00%, 7/20/38	1,585
1,389,316	G2 4196 30YR, 6.50%, 7/20/38	1,460
354,603	G2 4223 30YR, 6.50%, 8/20/38	373
1,066,262	G2 4246 30YR, 6.50%, 9/20/38	1,121
1,250,000	G2 4405 15YR, 4.50%, 4/20/24	1,295
779,960	GN 664471 30YR, 6.00%, 12/15/37	815
921,998	GN 676709 30YR, 6.00%, 2/15/38	963
301,384	GN 680646 30YR, 6.00%, 12/15/37	316
1,745,783	GN 697858 30YR, 6.00%, 2/15/39	1,823
755,698	GN 700755 30YR, 6.50%, 10/15/38	796
817,155	GN 704005 30YR, 6.50%, 11/15/38	860
1,419,289	GN 705983 30YR, 6.50%, 1/15/39	1,494
1,771,817	GN 706020 30YR, 6.00%, 1/15/39	1,851
491,544	GNMA, 0.00%, 9/16/34	438
607,570	GNR 03-98 PC, 5.00%, 2/20/29	620
757,174	GNR 05-58 NJ, 4.50%, 8/20/35	787

		31,512

U.S. Government Agency (37%)
2,500,000	FFCB, 3.70%, 5/15/13	2,621
2,500,000	FHLB, 2.25%, 4/13/12	2,535
2,000,000	FHLMC, 1.63%, 4/26/11	2,013
2,000,000	FHLMC, 2.13%, 3/23/12	2,022
1,700,000	FHLMC, 4.13%, 9/27/13	1,828
1,504,735	FHR 2929 AC, 4.50%, 12/15/22	1,540
3,500,000	FNMA, 1.88%, 4/20/12	3,514
1,000,000	FNMA, 2.00%, 1/9/12	1,010
8,052,000	FNMA, 2.75%, 3/13/14	8,151
700,000	FNMA, 2.88%, 12/11/13	715
4,000,000	FNMA, 4.75%, 11/19/12	4,382

		30,331

U.S. Government Guaranteed (9%)
670,000	Bank of America Corp., 2.10%, 4/30/12	675
1,500,000	Bank of the West, 2.15%, 3/27/12	1,515
150,000	Goldman Sachs Group Inc., 3.25%, 6/15/12	156
700,000	HSBC USA Inc., 3.13%, 12/16/11	724
700,000	JPMorgan Chase & Co., 2.20%, 6/15/12	704
185,000	JPMorgan Chase & Co., 3.13%, 12/1/11	191
375,000	Morgan Stanley, 2.25%, 3/13/12	377
1,100,000	State Street Corp., 2.15%, 4/30/12	1,099
1,000,000	US Bancorp, 2.25%, 3/13/12	1,005
950,000	Wells Fargo & Co., 2.13%, 6/15/12	957

		7,403

U.S. Treasury (12%)
4,680,000	U.S. Treasury Note, 1.75%, 11/15/11	4,747
2,000,000	U.S. Treasury Note, 2.00%, 11/30/13	2,009
950,000	U.S. Treasury Note, 2.88%, 1/31/13	995
1,500,000	U.S. Treasury Note, 3.18%, 9/30/13	1,582
500,000	U.S. Treasury Note, 3.38%, 6/30/13	533

		9,866

Total Bonds (Cost - $77,939)		79,112

Investment Company (Cost - $4,418) (5%)
4,418,048	Paydenfunds Cash Reserves Money Market Fund *	4,418

Total (Cost - $82,357) (a) (101%)		83,530
Liabilities in excess of Other Assets (−1%)		(1,057)

Net Assets (100%)		$82,473

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,201
Unrealized depreciation	(28)

Net unrealized appreciation	$1,173

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	Appreciation
Contracts	Contract Type	Date	(000s)	(000s)

32	U.S. Treasury 2 Year Note Future	Jun-09	$6,961	$20

See notes to financial statements.

Payden Mutual Funds

Payden GNMA Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. government obligations with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Mortgage Backed	97%
Cash Equivalent	3%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Mortgage Backed Bonds (128%)
1,996,812	FH 1B3142 ARM, 5.45%, 11/1/36	$2,056
8,361,372	FH 1B4282 ARM, 5.12%, 10/1/38	8,643
8,674,517	FH 1J1279 ARM, 5.83%, 4/1/36	8,950
340,579	FH 780444 ARM, 4.25%, 3/1/33	342
1,147,943	FH 782784 ARM, 4.384%, 10/1/34	1,159
3,821,438	FH 847228 ARM, 5.17%, 1/1/34	3,926
9,304,506	FH 849257 ARM, 5.17%, 1/1/36	9,617
8,966,775	FN 03-73 HF, 0.88%, 1/25/31	8,876
9,098,274	FN 745551 30YR, 4.46%, 2/1/36	9,276
4,951,569	FN 832100 30YR, 4.846%, 7/1/35	5,085
3,328,241	FN 889207 ARM, 5.18%, 4/1/37	3,421
11,955,809	FN 995533 ARM, 5.25%, 1/1/37	12,399
3,251,785	FNR 06-101 FE, 0.68%, 10/25/36	3,186
1,692,455	FNR 06-27 BF, 0.73%, 4/25/36	1,653
1,343,817	FNR 03-37 QK, 4.00%, 7/25/27	1,349
4,154,488	FNW 04-W2 4A, 5.55%, 2/25/44	4,352
321,498	G2 2591 30YR, 7.00%, 5/20/28	344
3,661,177	G2 3515 30YR, 5.50%, 2/20/34	3,807
6,138,416	G2 3584 30YR, 6.00%, 7/20/34	6,408
4,323,143	G2 3599 30YR, 6.50%, 8/20/34	4,554
2,456,855	G2 3711 30YR, 5.50%, 5/20/35	2,554
6,881,734	G2 3747 30YR, 5.00%, 8/20/35	7,133
4,960,003	G2 3772 30YR, 5.00%, 10/20/35	5,141
7,171,185	G2 3785 30YR, 5.00%, 11/20/35	7,433
3,511,373	G2 3805 30YR, 5.00%, 1/20/36	3,638
2,661,209	G2 3891 30YR, 6.50%, 8/20/36	2,801
1,982,147	G2 3941 30YR, 6.00%, 1/20/37	2,068
8,896,631	G2 4083 30YR, 5.00%, 2/20/38	9,215
3,899,633	G2 4196 30YR, 6.50%, 7/20/38	4,099
1,843,938	G2 4223 30YR, 6.50%, 8/20/38	1,938
9,604,431	G2 4315 30YR, 5.50%, 12/20/38	9,976
9,987,852	G2 701705 30YR, 5.00%, 2/20/39	10,320
915,153	G2 80013 ARM, 4.125%, 11/20/26	928
862,434	G2 80029 ARM, 5.375%, 1/20/27	886
430,221	G2 8006 ARM, 4.62%, 7/20/22	434
725,140	G2 80134 ARM, 4.125%, 11/20/27	733
207,154	G2 80346 ARM, 4.125%, 11/20/29	210
1,847,828	G2 8041 ARM, 4.62%, 8/20/22	1,867
450,426	G2 80507 ARM, 5.375%, 4/20/31	463
337,583	G2 80579 ARM, 5.00%, 2/20/32	345
2,374,570	G2 80611 ARM, 5.375%, 6/20/32	2,436
475,073	G2 80612 ARM, 5.50%, 6/20/32	490
255,160	G2 8062 ARM, 4.125%, 10/20/22	258
764,041	G2 80826 ARM, 5.50%, 2/20/34	785
154,340	G2 80932 ARM, 5.00%, 6/20/34	158
168,617	G2 80934 ARM, 5.50%, 6/20/34	173
785,847	G2 81018 ARM, 4.62%, 8/20/34	789
353,539	G2 81019 ARM, 5.125%, 8/20/34	363
94,166	G2 81044 ARM, 4.625%, 8/20/34	95
236,174	G2 8121 ARM, 5.375%, 1/20/23	243
368,230	G2 81402 ARM, 5.00%, 7/20/35	375
200,082	G2 81405 ARM, 5.125%, 7/20/35	205
188,430	G2 81635 ARM, 4.50%, 3/20/36	191
150,279	G2 81696 ARM, 4.50%, 6/20/36	153
1,010,938	G2 81938 30YR, 3.625%, 7/20/37	1,018
8,029,620	G2 82158 ARM, 4.50%, 9/20/38	8,206
4,609,860	G2 82245 30YR, 5.00%, 12/20/38	4,714
328,969	G2 8228 ARM, 4.62%, 7/20/23	332
283,527	G2 8301 ARM, 4.125%, 10/20/23	287
326,251	G2 8339 ARM, 4.125%, 12/20/23	330
327,628	G2 8595 ARM, 5.375%, 2/20/25	337
201,284	G2 8855 ARM, 4.125%, 10/20/21	204
224,081	G2 8867 ARM, 4.125%, 11/20/21	227
2,741,348	G2 8991 ARM, 4.125%, 10/20/26	2,775
55,450,000	G2SF 5.00%, 30YR TBA (b)	57,382
99,950,000	G2SF 5.50%, 30YR TBA (b)	103,839
6,444,413	GN 455989 15YR, 5.00%, 7/15/26	6,828
561,035	GN 582100 30YR, 7.50%, 4/15/32	603
13,102,407	GN 591062 30YR, 5.50%, 2/15/35	13,628
3,148,766	GN 603068 30YR, 5.00%, 8/15/33	3,274
1,178,828	GN 604580 30YR, 5.00%, 8/15/33	1,222
2,926,012	GN 605099 30YR, 5.50%, 3/15/34	3,051
4,047,004	GN 605301 30YR, 5.50%, 7/15/34	4,209
2,072,999	GN 615263 30YR, 6.00%, 6/15/33	2,165
4,715,085	GN 616826 30YR, 5.50%, 1/15/35	4,912
4,519,637	GN 636086 30YR, 5.00%, 1/15/35	4,686
642,176	GN 658144 15YR, 6.50% 10/15/21	679
817,131	GN 658148 15YR, 6.50% 11/15/21	864
721,081	GN 658252 30YR, 6.00%, 1/15/37	753
2,213,412	GN 658475 30YR, 6.00%, 1/15/37	2,312
5,150,044	GN 665993 30YR, 6.00%, 2/15/38	5,379
3,394,861	GN 670403 30YR, 6.50%, 2/15/38	3,575
4,453,146	GN 676389 30YR, 5.50%, 1/15/38	4,632
1,717,459	GN 676637 30YR, 6.00%, 12/15/37	1,794
2,750,074	GN 676717 30YR, 6.00%, 2/15/38	2,872
9,360,160	GN 677105 30YR, 6.00%, 7/15/38	9,777
4,631,952	GN 677318 30YR, 6.00%, 9/15/38	4,838
4,216,203	GN 677320 30YR, 6.00%, 9/15/38	4,404
1,910,080	GN 677378 30YR, 7.00%, 10/15/38	2,024
1,453,968	GN 683733 30YR, 5.50%, 3/15/38	1,512
2,081,606	GN 690008 30YR, 7.00%, 10/15/38	2,206
2,395,808	GN 691563 30YR, 6.00%, 8/15/38	2,502
10,844,564	GN 692307 30YR, 5.50%, 1/15/39	11,280
10,405,094	GN 693184 30YR, 6.00%, 10/15/38	10,868
5,779,640	GN 693553 30YR, 6.00%, 7/15/38	6,037
5,517,910	GN 693559 30YR, 6.00%, 7/15/38	5,764
5,611,867	GN 693570 30YR, 6.00%, 7/15/38	5,862
5,784,566	GN 694412 30YR, 6.00%, 9/15/38	6,042
2,248,867	GN 697066 30YR, 5.00%, 3/15/39	2,327
1,088,256	GN 697180 30YR, 6.00%, 9/15/38	1,137
2,415,284	GN 697587 30YR, 6.00%, 11/15/38	2,523
1,952,057	GN 697707 30YR, 6.00%, 12/15/38	2,039
12,894,094	GN 697826 30YR, 5.50%, 2/15/39	13,412
11,638,552	GN 697858 30YR, 6.00%, 2/15/39	12,157
10,644,971	GN 698011 30YR, 5.50%, 1/15/39	11,072
11,655,663	GN 698035 30YR, 6.00%, 1/15/39	12,174
1,957,633	GN 698571 30YR 6.00%, 11/15/38	2,045
7,399,685	GN 698606 30YR, 6.00%, 11/15/38	7,729
3,079,304	GN 698611 30YR, 6.00%, 11/15/38	3,216
3,060,263	GN 698631 30YR, 6.00%, 11/15/38	3,196
9,066,807	GN 699315 30YR, 5.50%, 10/15/38	9,431
1,964,797	GN 700750 30YR, 6.00%, 10/15/38	2,052
6,965,636	GN 700753 30YR, 6.50%, 10/15/38	7,334

Semi-Annual Report

Payden GNMA Fund continued

Principal		Value
or Shares	Security Description	(000)

3,096,631	GN 700912 30YR, 7.00%, 11/15/38	$3,281
6,857,146	GN 700917 30YR, 5.00%, 11/15/38	7,110
7,527,251	GN 701586 30YR, 5.50%, 1/15/39	7,829
1,578,954	GN 702550 30YR, 6.00%, 11/15/38	1,649
3,513,270	GN 702551 30YR, 6.00%, 11/15/38	3,670
3,754,709	GN 702552 30YR, 6.00%, 11/15/38	3,922
9,107,456	GN 704067 30YR, 6.50%, 12/15/38	9,590
12,144,428	GN 704143 30YR, 6.50%, 12/15/38	12,788
10,837,480	GN 704489 30YR, 5.50%, 4/15/39	11,272
1,063,983	GN 705315 30YR, 6.00%, 2/15/39	1,111
4,058,396	GN 705675 30YR, 6.00%, 12/15/38	4,239
3,327,988	GN 705983 30YR, 6.50%, 1/15/39	3,504
120,182	GN 780619 15YR, 7.00%, 8/15/12	126
24,851	GN 780853 15YR, 9.00%, 1/15/10	25
572,144	GN 781324 30YR, 7.00%, 7/15/31	615
416,439	GN 781445 30YR, 8.00%, 11/15/31	464
1,917,698	GN 781527 30YR, 6.00%, 11/15/32	2,007
3,232,066	GN 781810 30YR, 5.50%, 10/15/34	3,362
11,883,719	GN 781958 30YR, 5.00%, 7/15/35	12,322
9,849,960	GN 782272 30YR, 5.50%, 2/15/38	10,245
4,293,877	GN 782337 30YR, 5.50%, 6/15/38	4,469
5,000,000	GNMA 4.00%, 30YR TBA (b)	5,003
25,000,000	GNMA 4.50%, 30YR TBA (b)	25,500
5,121,364	GNMA, 0.00%, 9/16/34	4,567
1,716,094	GNR 00-22 FG, 0.65%, 5/16/30	1,707
286,417	GNR 00-26 DF, 0.84%, 9/20/30	282
743,710	GNR 00-26 FA, 0.99%, 9/20/30	738
780,245	GNR 00-9 FG, 1.05%, 2/16/30	779
430,506	GNR 00-9 FH, 0.95%, 2/16/30	430
905,674	GNR 01-19 F, 0.95%, 5/16/31	887
93,821	GNR 01-33 F, 0.89%, 7/20/31	93
5,130,910	GNR 01-47 FA, 0.85%, 9/16/31	5,126
2,363,589	GNR 01-59 FA, 0.85%, 11/16/24	2,362
1,130,491	GNR 02-11 FJ, 0.94%, 2/20/32	1,128
1,278,428	GNR 02-13 FA, 0.95%, 2/16/32	1,281
520,729	GNR 02-24 FA, 0.95%, 4/16/32	522
339,175	GNR 02-4 FY, 0.90%, 1/16/32	338
611,658	GNR 02-41 HF, 0.85%, 6/16/32	601
3,089,232	GNR 02-48 FT, 0.65%, 12/16/26	3,070
3,017,997	GNR 02-72 FA, 0.84%, 10/20/32	2,975
3,980,299	GNR 02-76 F, 0.65%, 1/16/31	3,955
553,996	GNR 02-76 FY, 0.75%, 12/16/26	541
488,364	GNR 02-78 VB, 6.00%, 6/20/20	489
682,123	GNR 03-15 EG, 4.50%, 5/20/30	683
3,135,907	GNR 03-35 CF, 0.75%, 3/16/33	3,083
2,656,353	GNR 04-59 FH, 0.70%, 8/16/34	2,631
1,799,752	GNR 06-47 FA, 0.65%, 8/16/36	1,760
1,610,860	GNR 06-62 FB, 0.60%, 11/20/36	1,580
12,169,427	GNR 07-51 JF, 0.69%, 6/20/37	12,006
1,621,207	GNR 07-59 FJ, 0.74%, 7/20/37	1,588
6,623,766	GNR 08-67 UF, 0.89%, 6/20/38	6,642
514,937	GNR 08-72 EF, 1.29%, 3/20/34	512
1,478,621	GNR 97-13 F, 1.00%, 9/16/27	1,462
1,219,095	GNR 99-40 FE, 1.00%, 11/16/29	1,218
1,211,561	GNR 99-40 FK, 1.00%, 11/16/29	1,198
556,393	GNR 99-43 FA, 0.90%, 11/16/29	555
1,565,976	GNR 99-45 FC, 0.85%, 12/16/29	1,561
1,879,171	GNR 99-45 FH, 0.90%, 12/16/29	1,876

Total Mortgage Backed Bonds (Cost - $784,243)		794,677

Investment Company (Cost - $25,411) (4%)
25,411,110	Paydenfunds Cash Reserves Money Market Fund *	25,411

Total (Cost - $809,654) (a) (132%)		820,088
Liabilities in excess of Other Assets (−32%)		(200,988)

Net Assets (100%)		$619,100

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$11,505
Unrealized depreciation	(1,071)

Net unrealized appreciation	$10,434

(b)	Security purchased on a delayed delivery basis.

See notes to financial statements.

Payden Mutual Funds

Payden Core Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	51%
AA	5%
A	24%
BBB	20%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (103%)
Asset Backed (1%)
225,351	Capital Auto Receivables Asset Trust, 0.51%, 7/15/10	$220
205,755	Chase Funding Mortgage Loan, 1.09%, 11/25/32	117
300,000	Ford Credit Floorplan Master Owner Trust, 0.90%, 6/15/11	285
177,260	Landmark Mortgage Securities PLC, 2.03%, 6/17/38	203
3,080,921	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	2,791
224,864	Sequoia Mortgage Trust, 0.84%, 10/20/27	189
70,766	Structured Asset Investment Loan Trust, 0.93%, 9/25/34	40
230,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	168

		4,013

Corporate (43%)
1,654,000	3M Co., 4.375%, 8/15/13	1,734
730,000	Abbott Laboratories, 5.125%, 4/1/19	749
1,795,000	Abbott Laboratories, 5.875%, 5/15/16	1,927
1,927,000	Aetna Inc., 5.75%, 6/15/11	1,983
654,000	American Electric Power, 5.375%, 3/15/10	668
1,042,000	Anadarko Finance Co., 6.75%, 5/1/11	1,074
703,000	Anadarko Finance Co., 7.50%, 5/1/31	557
1,055,000	Anadarko Petroleum Corp., 7.625%, 3/14/14	1,083
1,940,000	Arcelormittal, 5.375%, 6/1/13	1,748
2,392,000	Astrazeneca PLC, 5.40%, 9/15/12	2,571
3,440,000	AT&T Wireless, 8.125%, 5/1/12	3,804
879,000	AT&T Wireless, 8.75%, 3/1/31	1,009
850,000	Bank of America Corp., 4.25%, 10/1/10	826
1,510,000	Bank of America Corp., 5.75%, 12/1/17	1,236
1,175,000	Bank of New York Mellon, 4.95%, 11/1/12	1,221
1,150,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	1,024
1,085,000	BHP Finance USA, 5.25%, 12/15/15	1,086
774,000	Boston Properties Inc., 6.25%, 1/15/13	690
1,930,000	Bottling Group LLC, 6.95%, 3/15/14	2,210
703,000	BP Capital Markets PLC, 3.125%, 3/10/12	714
1,900,000	BP Capital Markets PLC, 5.25%, 11/7/13	2,051
852,000	Burlington North Santa Fe, 5.65%, 5/1/17	828
1,020,000	Canadian National Resources, 4.90%, 12/1/14	962
1,475,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13	1,437
1,382,000	Chevron Corp., 3.95%, 3/3/14	1,418
1,540,000	Cincinnati Gas & Electric Co., 5.70%, 9/15/12	1,570
1,160,000	Cisco Systems Inc., 5.25%, 2/22/11	1,234
1,275,000	Cisco Systems Inc., 5.90%, 2/15/39	1,211
1,905,000	Citigroup Inc., 5.125%, 2/14/11	1,786
995,000	Citigroup Inc., 6.125%, 5/15/18	838
1,425,000	CME Group Inc., 5.40%, 8/1/13	1,476
675,000	Coca-Cola Enterprises, 7.375%, 3/3/14	772
155,000	Comcast Corp., 5.70%, 5/15/18	152
3,195,000	Comcast Corp., 6.50%, 1/15/17	3,292
1,175,000	Conoco Funding Co., 6.35%, 10/15/11	1,287
1,993,000	Conoco Inc., 6.95%, 4/15/29	2,060
1,707,000	Costco Wholesale Corp., 5.50%, 3/15/17	1,785
1,828,000	Cox Communications Inc., 5.45%, 12/15/14	1,708
1,444,000	Credit Suisse First Boston, 6.125%, 11/15/11	1,514
1,120,000	CSX Corp., 5.60%, 5/1/17	1,026
1,672,000	CVS Caremark Corp., 5.75%, 8/15/11	1,770
1,724,000	DaimlerChrysler NA Holding Corp., 5.75%, 9/8/11	1,694
2,250,000	Delhaize America Inc., 9.00%, 4/15/31	2,475
1,210,000	Deutsche Bank AG London, 4.875%, 5/20/13	1,203
1,328,000	Deutsche Telekom, 8.50%, 6/15/10	1,396
1,235,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	1,314
361,000	Dominion Resources Inc., 8.875%, 1/15/19	419
1,558,000	Dr. Pepper Snapple Group, 6.82%, 5/1/18	1,520
1,135,000	E.I. DU Pont DE Nemours, 6.00%, 7/15/18	1,168
930,000	Electronic Data Systems, 6.00%, 8/1/13	996
1,740,000	Eli Lilly & Co., 5.20%, 3/15/17	1,798
1,125,000	Encana Corp., 6.50%, 8/15/34	1,055
1,673,000	Enterprise Products, 5.60%, 10/15/14	1,555
2,465,000	Exelon Corp., 4.90%, 6/15/15	2,177
1,895,000	Fiserv Inc., 6.125%, 11/20/12	1,880
744,000	FPL Group Capital Inc., 6.00%, 3/1/19	763
1,030,000	France Telecom, 8.50%, 3/1/31	1,315
1,370,000	Gazprom, 7.288%, 8/16/37	947
1,890,000	General Mills Inc., 6.00%, 2/15/12	1,995
1,265,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	1,313
1,250,000	GlaxoSmithKline Capital Inc., 5.65%, 5/15/18	1,300
1,335,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	1,331
1,750,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	1,653
946,000	Hewlett-Packard Co., 4.50%, 3/1/13	981
1,295,000	IBM Corp., 5.88%, 11/29/32	1,263
1,350,000	Ingersoll-Rand Finance I, 6.00%, 8/15/13	1,312
1,020,000	Intuit Inc., 5.75%, 3/15/17	918
1,202,000	John Deere Capital Corp., 7.00%, 3/15/12	1,292
1,615,000	JPMorgan Chase & Co., 5.60%, 6/1/11	1,671
1,362,000	JPMorgan Chase & Co., 6.30%, 4/23/19	1,343
2,295,000	Kellogg Co., 5.125%, 12/3/12	2,410
863,000	Kellogg Co., 6.60%, 4/1/11	920
953,000	Keyspan Corp., 7.625%, 11/15/10	1,004
1,443,000	KFW, 3.75%, 6/27/11	1,488
2,585,000	Kinder Morgan Energy Partners, 5.95%, 2/15/18	2,402
565,000	Kroger Co., 6.75%, 4/15/12	603
1,040,000	Kroger Co., 7.50%, 1/15/14	1,160
1,240,000	Kroger Co., 7.50%, 4/1/31	1,357
1,264,000	Lockheed Martin Corp., 6.15%, 9/1/36	1,268
1,290,000	Marathon Oil Corp., 5.90%, 3/15/18	1,231
603,000	McDonald’s Corp., 5.00%, 2/1/19	612
1,281,000	McKesson HBOC, Inc., 5.25%, 3/1/13	1,286
1,190,000	Medco Health Solutions, 7.25%, 8/15/13	1,226
1,470,000	Merrill Lynch and Co., 6.875%, 4/25/18	1,241
2,066,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	1,797
1,995,000	Morgan Stanley, 6.60%, 4/1/12	2,031
1,527,000	National Rural Utilities, 4.75%, 3/1/14	1,523
1,975,000	News America Inc., 6.65%, 11/15/37	1,572
1,735,000	NYSE Euronext, 4.80%, 6/28/13	1,770
1,305,000	Oracle Corp., 5.75%, 4/15/18	1,385
1,409,000	Pacific Gas & Electric, 6.05%, 3/1/34	1,418
1,250,000	Pepsico Inc., 4.65%, 2/15/13	1,331
1,405,000	Petro-Canada, 6.05%, 5/15/18	1,282
2,060,000	Petronas Capital Ltd., 7.875%, 5/22/22	2,255
1,350,000	Pfizer Inc., 6.20%, 3/15/19	1,454
2,900,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	2,737
970,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	1,018

Semi-Annual Report

Payden Core Bond Fund continued

Principal		Value
or Shares	Security Description	(000)

1,415,000	Rogers Communications, 6.80%, 8/15/18	$1,485
1,207,000	Safeway Inc., 7.25%, 2/1/31	1,300
1,140,000	Simon Property Group Inc., 6.125%, 5/30/18	949
1,210,000	Simon Property Group LP, 5.75%, 5/1/12	1,127
1,480,000	Telecom Italia Capital, 4.875%, 10/1/10	1,471
1,769,000	Telecom Italia Capital, 6.00%, 9/30/34	1,259
1,895,000	Telefonica Emisiones SAU, 6.22%, 7/3/17	1,965
1,205,000	Textron Financial Corp., 4.60%, 5/3/10	1,072
1,400,000	Time Warner Cable Inc., 6.55%, 5/1/37	1,295
739,000	Time Warner Cable Inc., 7.50%, 4/1/14	795
1,111,000	Time Warner Entertainment, 8.375%, 7/15/33	1,158
1,103,000	Time Warner Inc., 5.50%, 11/15/11	1,133
1,160,000	Trans-Canada Pipelines, 7.25%, 8/15/38	1,214
1,163,000	Unilever Capital Corp., 7.125%, 11/1/10	1,249
1,370,000	Union Pacific Corp., 6.65%, 1/15/11	1,445
2,460,000	United Technologies Corp. 4.875%, 5/1/15	2,538
1,235,000	UnitedHealth Group Inc., 5.25%, 3/15/11	1,255
1,168,000	UnitedHealth Group Inc., 5.375%, 3/15/16	1,052
496,000	Vale Overseas Ltd., 6.88%, 11/21/36	406
2,502,000	Valero Energy Corp., 6.875%, 4/15/12	2,561
1,210,000	Veolia Environnement, 5.25%, 6/3/13	1,201
1,290,000	Verizon Communications, 5.25%, 4/15/13	1,355
965,000	Verizon Communications, 8.75%, 11/1/18	1,155
870,000	Verizon Wireless 144A, 7.375%, 11/15/13 (b)	969
1,195,000	Vodafone Group PLC, 6.15%, 2/27/37	1,160
1,571,000	Walgreen Co., 4.875%, 8/1/13	1,673
1,175,000	Walgreen Co., 5.25%, 1/15/19	1,171
1,570,000	Wal-Mart Stores Inc., 6.50%, 8/15/37	1,670
1,337,000	Waste Management Inc., 7.75%, 5/15/32	1,299
1,620,000	WellPoint Inc., 5.85%, 1/15/36	1,264
735,000	Wells Fargo & Co., 4.375%, 1/31/13	708
730,000	Wells Fargo & Co., 5.625%, 12/11/17	682
1,760,000	Western Union Co., 5.93%, 10/1/16	1,684
2,301,000	Wyeth, 5.50%, 2/1/14	2,473
1,255,000	Xerox Corp., 5.50%, 5/15/12	1,193
1,295,000	XTO Energy Inc., 5.50%, 6/15/18	1,233

		185,538

Foreign Government (5%)
775,909	Croatia, 2.50%, 7/31/10	737
1,130,000	Malaysia, 7.50%, 7/15/11	1,234
13,000,000	Nota Do Tesouro Nacional, 10.00%, 1/1/12	5,795
570,000	People’s Republic of China, 4.75%, 10/29/13	598
2,400,000	Republic of Brazil, 6.00%, 1/17/17	2,447
590,000	Republic of Chile, 5.50%, 1/15/13	629
1,962,000	Republic of Korea, 4.875%, 9/22/14	1,933
1,250,000	Republic of Poland, 5.00%, 10/19/15	1,207
842,000	Republic of Poland, 6.25%, 7/3/12	894
1,036,000	State of Israel, 5.50%, 11/9/16	1,109
2,095,000	United Mexican States, 6.75%, 9/27/34	2,045
1,323,000	United Mexican States, 9.875%, 2/1/10	1,413

		20,041

Municipal (0%)
1,495,000	California State, 7.55%, 4/1/39	1,561
Mortgage Backed (44%)
250,000	Arkle Master Issuer Plc 144A, 1.61%, 2/17/52 (b)	224
9,517	Bear Stearns Mortgage Trust, 4.18%, 4/25/33	8
243,174	Business Mortgage Finance PLC, 2.26%, 8/15/45	277
9,592,322	FGLMC G02252, 5.50%, 7/1/36	9,937
20,514,254	FHLMC G02385, 6.00%, 11/1/36	21,436
96,059	First Republic Mortgage Loan Trust, 0.85%, 11/15/32	78
4,314,513	FN 254766, 5.00%, 6/1/33	4,459
1,279,475	FN 745418 ARM, 5.50%, 4/1/36	1,327
13,914,377	FN 888823, 5.50%, 3/1/37	14,438
7,613,367	FN 905759 ARM, 5.88%, 12/1/36	7,916
1,182,998	FNMA 670385, 6.50%, 9/1/32	1,268
4,696,896	FNMA 725423, 5.50%, 5/1/34	4,887
7,481,855	FNMA 725424, 5.50%, 4/1/34	7,785
3,178,548	FNMA 725425, 5.50%, 4/1/34	3,306
12,986,314	FNMA 739821, 5.00%, 9/1/33	13,414
2,943,534	FNW 04-W2 4A, 5.55%, 2/25/44	3,084
11,438,571	G2 4040 30YR, 6.50%, 10/20/37	12,024
23,320,000	G2SF 5.50%, 30YR TBA (c)	24,227
3,615,537	GN 677105 30YR, 6.00%, 7/15/38	3,776
9,116,865	GN 697858 30YR, 6.00%, 2/15/39	9,523
12,520,607	GN 698011 30YR, 5.50%, 1/15/39	13,023
20,319,706	GN 698035 30YR, 6.00%, 1/15/39	21,224
250,000	Grace Church Mortgage Financing PLC 144A, 1.64%, 11/20/56 (b)	212
300,000	Granite Master Trust PLC, 0.878%, 12/17/54	24
277,801	Harborview Mortgage Loan Trust, 5.38%, 1/19/35	169
173,527	Mellon Residential Funding Corp., 0.88%, 8/15/32	158
248,899	MLCC Mortgage Investors, Inc., 4.63%, 8/25/29	172
101,177	Morgan Stanley Mortgage Loan Trust, 4.76%, 7/25/34	78
45,836	Option One Mortgage Loan Trust, 1.56%, 2/25/32	22
200,000	Permanent Master Issuer Plc, 1.53%, 7/17/42	182
6,500,000	Prime Mortgage Trust, 6.00%, 3/25/37	2,065
1,066,525	Structured Asset Mortgage Investments Inc., 4.03%, 5/25/36	453
182,611	Structured Asset Mortgage Investments Inc., 4.38%, 2/19/35	116
212,428	Structured Asset Mortgage Investments Inc., 5.27%, 7/25/32	192
38,738	Structured Asset Securities Corp., 5.99%, 8/25/32	39
3,712,830	Thornburg Mortgage Securities Trust, 0.80%, 9/25/34	2,995
202,338	Washington Mutual, 0.98%, 6/25/44	109
7,660,000	Washington Mutual, 5.24%, 1/25/36	4,195

		188,822

Supranational (1%)
1,260,000	European Investment Bank, 4.625%, 5/15/14	1,336
2,720,000	European Investment Bank, 5.00%, 2/8/10	2,800
630,000	European Investment Bank, 5.125%, 9/13/16	673
1,120,000	Intl Bk Recon & Develop, 5.00%, 4/1/16	1,211

		6,020

U.S. Government Agency (3%)
630,000	FHLB, 4.00%, 9/6/13	672
4,440,000	FHLMC, 2.50%, 4/23/14	4,438
3,667,000	FNMA, 2.75%, 3/13/14	3,712
100,000	FHLB Disc Note, 0.40%, 5/21/09 (d)	100
800,000	FHLB Disc Note, 0.41%, 5/22/09 (d)	800
4,340,000	FHLB Disc Note, 0.16%, 7/22/09 (d)	4,338

		14,060

U.S. Treasury (6%)
3,850,000	U.S. Treasury Note, 2.75%, 10/31/13	3,998
14,140,000	U.S. Treasury Note, 2.75%, 2/15/19	13,700
1,600,000	U.S. Treasury Note, 3.125%, 8/31/13	1,688
1,807,000	U.S. Treasury Note, 3.125%, 9/30/13	1,906
300,000	U.S. Treasury Note, 3.50%, 2/15/39	272
650,000	U.S. Treasury Note, 3.875%, 10/31/12	702
3,450,000	U.S. Treasury Note, 4.25%, 8/15/14	3,827
158,000	U.S. Treasury Note, 4.50%, 5/15/38	170
23,000	U.S. Treasury Note, 4.63%, 12/31/11	25
364,000	U.S. Treasury Note, 5.00%, 8/15/11	397

		26,685

Total Bonds (Cost - $453,224)		446,740

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

Investment Company (Cost - $6,981) (2%)
6,980,520	Paydenfunds Cash Reserves Money Market Fund *	$6,981

Total (Cost - $460,205) (a) (105%)		453,721
Liabilities in excess of Other Assets (−5%)		(21,268)

Net Assets (100%)		$432,453

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$11,032
Unrealized depreciation	(17,516)

Net unrealized depreciation	$(6,484)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
5/26/2009	Australian Dollar (Buy 3,078)	0.7331	$2,257	$139
7/23/2009	Japanese Yen (Buy 321,700)	98.2350	3,275	6
5/26/2009	Swiss Franc (Sell 2,399)	1.1382	2,108	20

				$165

Liabilities:
5/21/2009	Brazilian Real (Sell 12,960)	2.1786	$5,949	$(91)
5/12/2009	British Pound (Sell 328)	1.4816	486	(4)
7/23/2009	Euro (Sell 1,259)	1.3244	1,667	(37)

				$(132)

See notes to financial statements.

Semi-Annual Report

Payden Corporate Bond Fund

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing 80% of its assets in investment grade corporate bonds with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	6%
AA	14%
A	43%
BBB	36%
BB	1%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
Corporate (89%)
Communication (16%)
285,000	America Movil SA de CV, 5.50%, 3/1/14	$278
175,000	AT&T Inc., 5.50%, 2/1/18	175
120,000	AT&T Inc., 6.55%, 2/15/39	116
245,000	AT&T Wireless, 8.75%, 3/1/31	281
25,000	Cisco Systems Inc., 5.90%, 2/15/39	24
260,000	Comcast Corp., 5.70%, 5/15/18	255
60,000	Comcast Corp., 6.40%, 5/15/38	56
195,000	Cox Communications Inc. 144A, 5.875%, 12/1/16 (b)	177
300,000	News America Inc., 6.40%, 12/15/35	223
250,000	Qwest Corp., 7.875%, 9/1/11	249
250,000	Rogers Communications, 6.80%, 8/15/18	262
270,000	Telecom Italia Capital, 4.875%, 10/1/10	268
270,000	Thomson Reuters Corp., 6.50%, 7/15/18	259
50,000	Time Warner Cable Inc., 7.50%, 4/1/14	54
292,000	Time Warner Entertainment, 8.375%, 7/15/33	304
250,000	Time Warner Inc., 5.50%, 11/15/11	257
115,000	Verizon Communications, 6.10%, 4/15/18	118
255,000	Verizon Global Corp., 7.25%, 12/1/10	271
135,000	Verizon Global Funding Corp., 5.85%, 9/15/35	117
230,000	Verizon Wireless 144A, 7.375%, 11/15/13 (b)	256
50,000	Vodafone Group PLC, 6.15%, 2/27/37	49

		4,049

Consumer Non-Cyclicals (14%)
390,000	Anheuser-Bush 144A, 7.75%, 1/15/19 (b)	409
220,000	Bottling Group LLC, 6.95%, 3/15/14	252
220,000	Coca-Cola Enterprises, 7.375%, 3/3/14	253
240,000	Costco Wholesale Corp., 5.50%, 3/15/17	251
240,000	CVS Caremark Corp., 5.75%, 8/15/11	254
315,000	Dr. Pepper Snapple Group, 6.82%, 5/1/18	307
240,000	General Mills Inc., 6.00%, 2/15/12	253
260,000	Kellogg Co., 5.125%, 12/3/12	273
240,000	McDonald’s Corp., 5.00%, 2/1/19	244
235,000	Pepsico Inc., 4.65%, 2/15/13	250
230,000	Target Corp., 6.00%, 1/15/18	232
240,000	Walgreen Co., 4.875%, 8/1/13	256
305,000	Wal-Mart Stores Inc., 5.25%, 9/1/35	280

		3,514

Energy (24%)
255,000	Anadarko Petroleum Corp., 7.625%, 3/14/14	262
275,000	Canadian National Resources, 4.90%, 12/1/14	259
250,000	Chevron Corp., 3.95%, 3/3/14	256
270,000	ConocoPhillips, 5.75%, 2/1/19	276
260,000	Duke Energy Corp., 6.30%, 2/1/14	274
325,000	Encana Corp., 6.50%, 8/15/34	305
265,000	Enterprise Products, 5.60%, 10/15/14	246
290,000	Exelon Corp., 4.90%, 6/15/15	256
515,000	General Electric Capital Corp., 5.625%, 5/1/18	450
230,000	Keyspan Corp., 7.625%, 11/15/10	242
295,000	Kinder Morgan Energy Partners, 5.95%, 2/15/18	274
230,000	Kroger Co., 7.50%, 1/15/14	256
280,000	Marathon Oil Corp., 5.90%, 3/15/18	267
250,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	218
260,000	National Rural Utilities, 4.75%, 3/1/14	259
270,000	Pacific Gas & Electric, 6.05%, 3/1/34	272
290,000	Petro-Canada, 6.05%, 5/15/18	266
225,000	Sempra Energy, 9.80%, 2/15/19	257
60,000	Trans-Canada Pipelines, 4.875%, 1/15/15	56
110,000	Trans-Canada Pipelines, 7.625%, 1/15/39	121
250,000	Valero Energy Corp., 6.875%, 4/15/12	256
260,000	Veolia Environnement, 5.25%, 6/3/13	258
270,000	XTO Energy Inc., 5.50%, 6/15/18	257

		5,843

Financial (24%)
135,000	Bank of America Corp., 5.75%, 12/1/17	110
240,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	214
270,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	285
230,000	BP Capital Markets PLC, 5.25%, 11/7/13	248
250,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (b)	254
240,000	CME Group Inc., 5.40%, 8/1/13	249
230,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	245
270,000	Diageo Capital PLC, 5.20%, 1/30/13	279
250,000	Eli Lilly & Co., 5.20%, 3/15/17	258
250,000	Fiserv Inc., 6.125%, 11/20/12	248
250,000	FPL Group Capital Inc., 6.00%, 3/1/19	257
240,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	249
376,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	375
265,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	250
245,000	JPMorgan Chase & Co., 6.30%, 4/23/19	242
340,000	Morgan Stanley, 6.60%, 4/1/12	346
250,000	Novartis Securities Investment Ltd., 5.125%, 2/10/19	256
345,000	NYSE Euronext, 4.80%, 6/28/13	352
300,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	283
335,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	351
245,000	Wells Fargo & Co., 4.375%, 1/31/13	236
270,000	Wells Fargo & Co., 5.625%, 12/11/17	252

		5,839

Healthcare (5%)
250,000	Abbott Laboratories, 5.125%, 4/1/19	256
240,000	Astrazeneca PLC, 5.40%, 9/15/12	258
240,000	Oracle Corp., 5.75%, 4/15/18	255
250,000	Pfizer Inc., 7.20%, 3/15/39	276
230,000	WellPoint Inc., 5.00%, 1/15/11	233

		1,278

Industrial (2%)
320,000	Allied Waste N.A., 7.125%, 5/15/16	314
300,000	DaimlerChrysler NA Holding Corp., 5.75%, 9/8/11	295

		609

Technology (4%)
240,000	Cisco Systems Inc., 5.25%, 2/22/11	255
210,000	Dominion Resources Inc., 8.875%, 1/15/19	244

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

240,000	Electronic Data Systems, 6.00%, 8/1/13	$257
285,000	Xerox Corp., 5.50%, 5/15/12	271

		1,027

Total Corporate		22,159

Municipal (2%)
400,000	California State, 7.55%, 4/1/39	418
U.S. Treasury (6%)
1,300,000	U.S. Treasury Note, 1.75%, 3/31/14	1,286
300,000	U.S. Treasury Note, 2.75%, 2/15/19	291

		1,577

Total Bonds (Cost - $23,804)		24,154

Investment Company (Cost - $634) (3%)
633,700	Paydenfunds Cash Reserves Money Market Fund *	634

Total (Cost - $24,438) (a) (100%)		24,788
Other Assets, net of Liabilities (0%)		97

Net Assets (100%)		$24,885

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$429
Unrealized depreciation	(79)

Net unrealized appreciation	$350

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

See notes to financial statements.

Semi-Annual Report

Payden High Income Fund

The Fund seeks high current income and capital appreciation by generally investing in below investment grade debt instruments and income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	9%
BBB	8%
BB	32%
B	42%
CCC	9%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (91%)
Asset Backed (0%)
172,737	Long Beach Mortgage Loan Trust, 6.52%, 3/25/33	$40
Corporate (88%)
Communication (18%)
3,700,000	American Tower Corp., 7.00%, 10/15/17	3,663
1,350,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (b)	1,370
1,015,000	Cincinnati Bell Inc., 8.375%, 1/15/14	1,007
2,825,000	Citizens Communications, 6.25%, 1/15/13	2,698
1,000,000	Citizens Communications, 9.25%, 5/15/11	1,058
1,805,000	Comcast Corp., 5.70%, 5/15/18	1,768
1,895,000	Cox Communications Inc., 5.45%, 12/15/14	1,770
2,055,000	Cricket Communications, 9.375%, 11/1/14	2,045
2,495,000	Crown Castle International Corp., 9.00%, 1/15/15	2,557
2,560,000	CSC Holdings Inc. 144A, 8.50%, 4/15/14 (b)	2,624
1,930,000	CSC Holdings Inc. 144A, 8.625%, 2/15/19 (b)	1,954
3,100,000	CSC Holdings Inc., 7.88%, 2/15/18	3,023
5,160,000	DirecTV Holdings Financing, 7.625%, 5/15/16	5,134
6,110,000	Echostar DBS Corp., 6.625%,10/1/14	5,698
730,000	Fairpoint Communications, 13.125%, 4/1/18	203
7,320,000	Intelsat Corp. 144A, 9.25%, 8/15/14 (b)	7,137
2,085,000	Lamar Media Corp., 7.25%, 1/1/13	1,877
1,835,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	1,807
2,785,000	MetroPCS Wireless Inc., 9.25%, 11/1/14	2,802
1,230,000	Nextel Communications, 7.375%, 8/1/15	884
4,055,000	Qwest Communications Int, 7.50%, 2/15/14	3,781
1,215,000	Rogers Wireless Inc., 9.625%, 5/1/11	1,275
1,230,000	Sprint Capital Corp., 6.875%, 11/15/28	836
2,180,000	Sprint Capital Corp., 8.375%, 3/15/12	2,101
2,380,000	Sprint Nextel Corp., 6.00%, 12/1/16	1,987
2,000,000	Telefonica Europe, 7.75%, 9/15/10	2,101
1,050,000	Time Warner Cable Inc., 5.40%, 7/2/12	1,066
1,840,000	Time Warner Cable Inc., 5.85%, 5/1/17	1,772
1,535,000	Virgin Media Finance PLC, 8.75%, 4/15/14	1,527
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,295
1,200,000	Windstream Corp., 8.125%, 8/1/13	1,200
1,280,000	Windstream Corp., 8.625%, 8/1/16	1,280

		71,300

Consumer Cyclicals (10%)
1,185,000	Acco Brands Corp., 7.625%, 8/15/15	421
1,360,000	AMC Entertainment Inc., 8.625%, 8/15/12	1,367
500,000	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	83
665,000	Arvinmeritor Inc., 8.75%, 3/1/12	229
500,000	Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)	325
1,440,000	Avis Budget Car Rental, 7.625%, 5/15/14	418
820,000	Boyd Gaming Corp., 7.75%, 12/15/12	800
1,295,000	Carrols Corp., 9.00%, 1/15/13	1,204
1,161,000	D.R. Horton Inc., 5.375%, 6/15/12	1,033
1,450,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	1,410
930,000	Dave & Buster’s Inc., 11.25%, 3/15/14	786
1,485,000	Denny’s Holdings Inc., 10.00%, 10/1/12	1,392
3,380,000	Dollar General Corp., 10.625%, 7/15/15	3,532
1,940,000	Ford Motor Credit Co., 7.00%, 10/1/13	1,446
1,085,000	Gamestop Corp., 8.00%, 10/1/12	1,107
940,000	Goodyear Tire & Rubber, 9.00%, 7/1/15	860
1,495,000	Hertz Corp., 8.875%, 1/1/14	1,166
1,380,000	Host Marriott LP, 7.125%, 11/1/13	1,304
1,235,000	Isle of Capri Casinos, 7.00%, 3/1/14	945
1,265,000	KB Home & Broad Home Corp., 6.375%, 8/15/11	1,214
635,000	Levi Strauss & Co., 8.875%, 4/1/16	565
1,200,000	Levi Strauss & Co., 9.75%, 1/15/15	1,140
1,245,000	MGM Mirage Inc., 6.00%, 10/1/09	1,051
1,775,000	MGM Mirage Inc., 6.75%, 4/1/13	941
1,250,000	Michaels Stores Inc., 10.00%, 11/1/14	762
855,000	Mohegan Tribal Gaming, 6.125%, 2/15/13	663
1,265,103	Neiman Marcus Group Inc., 9.00%, 10/15/15	702
980,000	NPC International, Inc., 9.50%, 5/1/14	882
1,405,000	Penn National Gaming Inc., 6.75%, 3/1/15	1,303
1,475,000	Phillips Van-Heusen, 7.25%, 2/15/11	1,468
1,140,000	Pinnacle Entertainment, 7.50%, 6/15/15	952
1,405,000	Rent-A-Center, 7.50%, 5/1/10	1,416
1,880,000	Sally Holdings LLC, 9.25%, 11/15/14	1,889
805,000	Toll Brothers Finance Corp., 6.875%, 11/15/12	779
1,020,000	Toll Brothers Finance Corp., 8.91%, 10/15/17	1,027
1,085,000	United Rentals, 6.50%, 2/15/12	977
2,830,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	2,406
1,000,000	Yankee Acquisition Corp., 8.50%, 2/15/15	710

		40,675

Consumer Non-Cyclicals (12%)
1,870,000	Albertson’s Inc., 7.50%, 2/15/11	1,875
1,295,000	Albertson’s Inc., 8.00%, 5/1/31	1,101
1,630,000	Alliance One International Inc., 11.00%, 5/15/12	1,597
440,000	American Achievement Corp. 144A, 8.25%, 4/1/12 (b)	350
1,700,000	Anheuser-Bush 144A, 7.75%, 1/15/19 (b)	1,783
1,000,000	Aramark Corp., 4.53%, 2/1/15	805
3,085,000	Aramark Services Inc., 8.50%, 2/1/15	2,961
2,625,000	Constellation Brands Inc., 7.25%, 9/1/16	2,546
2,430,000	Corrections Corporation of America, 6.25%, 3/15/13	2,352
1,110,000	Dean Foods Co., 7.00%, 6/1/16	1,088
1,765,000	Del Monte Corp., 8.625%, 12/15/12	1,809
385,000	Delhaize America Inc., 9.00%, 4/15/31	423
1,250,000	Delhaize Group, 6.50%, 6/15/17	1,227
1,500,000	Elizabeth Arden Inc., 7.75%, 1/15/14	1,125
1,905,000	Federated Retail Holding, 5.9%, 12/1/16	1,583
1,000,000	Geo Group Inc., 8.25%, 7/15/13	958
1,905,000	Ingles Markets Inc., 8.875%, 12/1/11	1,924
3,645,000	Iron Mountain Inc., 7.75%, 1/15/15	3,672
1,985,000	Jarden Corp., 7.50%, 5/1/17	1,767
835,000	Jarden Corp., 8.00%, 5/1/16	816
1,650,000	Jostens IH Corp., 7.625%, 10/1/12	1,609
1,100,000	Leslie’s Poolmart, 7.75%, 2/1/13	1,034
1,500,000	Pinnacle Foods Finance, 9.25%, 4/1/15	1,279
1,360,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,353
1,900,000	Staples Inc., 9.75%, 1/15/14	2,087
2,395,000	Stater Brothers Holdings, 8.125%, 6/15/12	2,377
635,000	Supervalu Inc., 7.50%, 11/15/14	619

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

1,850,000	Susser Holdings LLC, 10.625%, 12/15/13	$1,878
1,605,000	Tyson Foods Inc., 8.25%, 10/1/11	1,637

		45,635

Energy (15%)
1,695,000	Amerigas Partner/Eagle Finance, 7.125%, 5/20/16	1,648
1,370,000	Basic Energy Services , 7.125%, 4/15/16	938
2,640,000	Chesapeake Energy Corp., 6.875%, 1/15/16	2,360
1,395,000	Chesapeake Energy Corp., 6.875%, 11/15/20	1,144
3,700,000	Chesapeake Energy Corp., 9.50%, 2/15/15	3,756
800,000	Cimarex Energy Co.,7.125%, 5/1/17	712
780,000	Colorado Interstate Gas, 6.80%, 11/15/2015	779
700,000	Complete Production Service, 8.00%, 12/15/16	521
1,820,000	Denbury Resources Inc., 9.75%, 3/1/16	1,856
1,050,000	El Paso Corp., 12.00%, 12/12/13	1,139
1,185,000	El Paso Corp., 7.75%, 1/15/32	891
4,540,000	El Paso Corp., 8.25%, 2/15/16	4,449
1,360,000	Encore Acquisition Co., 9.50%, 5/1/16	1,316
1,100,000	Enterprise Products, 5.60%, 10/15/14	1,022
2,330,000	Forest Oil Corp., 7.25%, 6/15/19	1,950
1,095,000	Intergen NV 144A, 9.00%, 6/30/17 (b)	1,046
500,000	Kinder Morgan Finance, 5.70%, 1/5/16	436
2,450,000	Knight Inc., 6.50%, 9/1/12	2,377
1,000,000	Mariner Energy, Inc., 8.00%, 5/15/17	731
330,000	Massey Energy Co., 6.875%, 12/15/13	283
1,800,000	Newfield Exploration Co., 6.625%, 4/15/16	1,638
1,000,000	Opti Canada Inc., 8.25%, 12/15/14	555
2,710,000	Peabody Energy Corp., 7.375%, 11/1/16	2,663
2,695,000	Petrohawk Energy Corp. 144A, 10.50%, 8/1/14 (b)	2,721
595,000	Petroquest Energy Inc., 10.375%, 5/15/12	431
1,730,000	Pioneer Natural Resource, 5.875%, 7/15/16	1,443
1,700,000	Plains Exploration & Production Co., 10.00%, 3/1/16	1,666
900,000	Plains Exploration & Production Co., 7.00%, 3/15/17	779
1,395,000	Pride International Inc., 7.375%, 7/15/14	1,374
2,835,000	Range Resources Corp., 7.375%, 7/15/13	2,785
1,295,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,030
930,000	Sandridge Energy Inc. 144A, 8.00%, 6/1/18 (b)	818
1,470,000	Seitel Acquisition Corp., 9.75%, 2/15/14	728
2,815,000	SouthWestern Energy Co. 144A, 7.50%, 2/1/18 (b)	2,752
585,000	Targa Resources Inc., 8.50%, 11/1/13	404
890,000	Targa Resources Partners 144A, 8.25%, 7/1/16 (b)	708
2,035,000	Tesoro Corp., 6.625%, 11/1/15	1,720
3,690,000	Williams Companies Inc. 144A, 8.75%, 1/15/20 (b)	3,798

		57,367

Financial (1%)
2,000,000	GMAC LLC, 6.875%, 9/15/11	1,601
1,300,000	Goldman Sachs Group Inc., 5.625%, 1/15/17	1,115
500,000	Prologis, 1.49%, 8/24/09	475
335,000	Unumprovident Finance Co. 144A, 6.85%, 11/15/15 (b)	261

		3,452

Healthcare (12%)
475,000	Accellent Inc., 10.50%, 12/1/13	361
1,100,000	Amerisourcebergen Corp., 5.88%, 9/15/15	1,057
2,905,000	Bausch & Lomb Inc., 9.875%, 11/1/15	2,651
2,560,000	Biomet, 10.00%, 10/15/17	2,675
5,640,000	Boston Scientific Corp., 6.40%, 6/15/16	5,421
5,455,000	Community Health Systems, 8.875%, 7/15/15	5,455
3,730,000	Davita Inc., 6.625%, 3/15/13	3,683
2,290,000	HCA Inc., 7.50%, 11/6/33	1,271
2,480,000	HCA Inc., 9.125%, 11/15/14	2,461
3,795,000	HCA Inc., 9.25%, 11/15/16	3,767
1,075,000	Healthsouth Corp., 10.75%, 6/15/16	1,102
1,400,000	Iasis Healthcare, 8.75%, 6/15/14	1,382
2,560,000	Omnicare Inc., 6.875%, 12/15/15	2,414
1,985,000	Psychiatric Solutions Inc., 7.75%, 7/15/15	1,826
1,412,000	Tenet Healthcare Corp. 144A, 10.00%, 5/1/18 (b)	1,476
1,412,000	Tenet Healthcare Corp. 144A, 9.00%, 5/1/15 (b)	1,433
900,000	United Surgical Partners, 8.875%, 5/1/17	752
875,000	UnitedHealth Group Inc., 6.00%, 2/15/18	821
1,000,000	UnitedHealth Group Inc., 6.00%, 6/15/17	922
500,000	Universal Hospital Services, 5.94%, 6/1/15	386
500,000	Universal Hospital Services, 8.50%, 6/1/15	468
2,765,000	US Oncology Inc., 9.00%, 8/15/12	2,737
1,865,000	Vanguard Health Holding, 9.00%, 10/1/14	1,786

		46,307

Industrial (4%)
1,180,000	Allied Waste N.A., 6.875%, 6/1/17	1,146
2,505,000	Allied Waste North America, 6.125%, 2/15/14	2,420
605,000	American Railcar, 7.50%, 3/1/14	475
1,520,000	Baldor Electric Co., 8.63%, 2/15/17	1,353
875,000	Ball Corp., 6.625%, 3/15/18	847
640,000	Ball Corp., 6.875%, 12/15/12	643
1,445,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	1,329
250,000	Crown Americas, 7.625%, 11/15/13	253
655,000	Crown Cork & Seal, 8.00%, 4/15/23	606
500,000	General Cable Corp., 7.125%, 4/1/17	438
1,335,000	Graham Packaging Co., 8.50%, 10/15/12	1,155
3,960,000	L-3 Communications Corp., 5.875%, 1/15/15	3,643
1,005,000	SPX Corp., 7.625%, 12/15/14	997
1,975,000	Xerox Corp., 5.50%, 5/15/12	1,878

		17,183

Materials (6%)
2,010,000	FMG Finance Pty Ltd. 144A, 10.63%, 9/1/16 (b)	1,769
5,760,000	Freeport-McMoran C & G, 8.375%, 4/1/17	5,653
4,390,000	Georgia-Pacific Corp. 144A, 7.125%, 1/15/17 (b)	4,171
690,000	Georgia-Pacific Corp., 8.125%, 5/15/11	695
800,000	Georgia-Pacific LLC 144A, 8.25%, 5/1/16 (b)	804
2,345,000	Nalco Co., 7.75%, 11/15/11	2,380
1,320,000	Owens-Brockway Glass, 8.25%, 5/15/13	1,346
295,000	Owens-Illinois Inc., 7.50%, 5/15/10	305
500,000	P.H. Glatfelter, 7.125%, 5/1/16	425
1,280,000	Polyone Corp., 8.88%, 5/1/12	736
1,035,000	Reichhold Industries Inc. 144A, 9.00%, 8/15/14 (b)	191
1,840,000	Rio Tinto Finance PLC, 8.95%, 5/1/14	1,906
1,380,000	Rock-Tennessee Co., 8.20%, 8/15/11	1,394
3,250,000	Steel Dynamics Inc., 7.375%, 11/1/12	2,917
560,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	412
750,000	Verso Paper Holdings LLC., 9.125%, 8/1/14	349

		25,453

Technology (3%)
650,000	Avago Technologies Finance, 11.875%, 12/1/15	570
500,000	Expedia Inc. 144A, 8.50%, 7/1/16 (b)	465
1,440,000	First Data Corp., 9.875%, 9/24/15	1,003
2,250,000	Freescale Semiconductor, 10.125%, 12/15/16	551
740,000	Sanmina-SCI Corp., 8.125%, 3/1/16	377
750,000	Seagate Technology HDD, 6.375%, 10/1/11	690
1,300,000	Seagate Technology International 144A, 10.00%, 5/1/14 (b)	1,284
3,395,000	Sungard Data Systems Inc., 10.25%, 8/15/15	2,971
1,015,000	Sungard Data Systems Inc., 9.125%, 8/15/13	974

Semi-Annual Report

Payden High Income Fund continued

Principal		Value
or Shares	Security Description	(000)

1,300,000	Unisys Corp., 6.875%, 3/15/10	$930
1,695,000	Wind Acquisition Financial SA 144A, 10.75%, 12/1/15 (b)	1,771

		11,586

Utilities (7%)
1,000,000	AES Corp. 144A, 8.00%, 6/1/20 (b)	880
2,275,000	AES Corp., 8.00%, 10/15/17	2,093
1,215,000	Allegheny Energy Supply, 7.80%, 3/15/11	1,251
1,410,000	CMS Energy Corp., 8.50%, 4/15/11	1,447
430,000	Dynegy Holdings Inc., 7.75%, 6/1/19	318
1,170,000	Dynegy Holdings Inc., 8.38%, 5/1/16	942
6,360,000	Edison Mission Energy, 7.00%, 5/15/17	4,834
1,430,000	Edison Mission Energy, 7.625%, 5/15/27	922
6,760,000	Energy Future Holdings, 10.875%, 11/1/17	4,648
1,870,000	Mirant North America LLC., 7.38%, 12/31/13	1,808
2,685,000	NRG Energy Inc., 7.375%, 2/1/16	2,591
2,120,000	PSEG Energy Holdings, 8.50%, 6/15/11	2,105
1,580,000	Reliant Energy Inc., 6.75%, 12/15/14	1,533
1,140,000	Sierra Pacific Resources, 8.625%, 3/15/14	1,146
1,525,000	Teco Energy Inc., 6.572%, 11/1/17	1,251
1,200,000	Veolia Environnement, 6.00%, 6/1/18	1,152

		28,921

Total Corporate		347,919

U.S. Treasury (3%)
2,750,000	U.S. Treasury Note, 0.875%, 1/31/11	2,753
2,760,000	U.S. Treasury Note, 1.125%, 1/15/12	2,751
2,750,000	U.S. Treasury Note, 1.75%, 1/31/14	2,725
2,525,000	U.S. Treasury Note, 3.75%, 11/15/18	2,655

		10,884

Total Bonds (Cost - $368,388)		358,803

Investment Company (Cost - $30,347) (7%)
30,346,592	Paydenfunds Cash Reserves Money Market Fund *	30,347

Total (Cost - $398,735) (a) (98%)		389,150
Other Assets, net of Liabilities (2%)		6,562

Net Assets (100%)		$395,712

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$13,845
Unrealized depreciation	(23,430)

Net unrealized depreciation	$(9,585)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

See notes to financial statements.

Payden Mutual Funds

Payden Tax Exempt Bond Fund

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value

AAA	53%
AA	25%
A	19%
BBB	2%
Unrated	1%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (96%)
General Obligation (35%)
600,000	California State, 5.50%, 8/1/21	$639
200,000	Dallas TX, 5.00%, 2/15/18	200
295,000	Georgia State, 5.00%, 3/1/13	333
500,000	Huntsville AL, 3.25%, 9/1/14	534
500,000	Lower Merion, PA School District, 5.00%, 9/1/25	537
250,000	Maryland State, 5.00%, 2/15/18	282
200,000	Maryland State, 5.50%, 8/1/10	212
680,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	289
400,000	Oregon State, 1.75%, 6/1/40	400
5,000	Prince Georges County, MD, 5.50%, 5/15/13 (b) FSA	6
300,000	Salt River Project, AZ, 5.00%, 1/1/38	303
300,000	San Diego, CA Unified School District, 5.25%, 7/1/27	320
200,000	San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26	211
125,000	Texas State, 5.375%, 10/1/13	140
250,000	Texas State, 8.5%, 12/1/26	250
500,000	Virginia State, 5.00%, 6/1/11	542
350,000	Wisconsin State, 5.00%, 5/1/19 (b) AMBAC	397

		5,595

Revenue (61%)
Airport/Port (3%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14 (b) FSA	414
Healthcare (4%)
150,000	Allegheny County PA, Hospital Development Authority, 5.00%, 6/15/12	158
400,000	Multnomah County, OR Hospital Facilities Authority, 5.25%, 10/1/13	435

		593

Industrial Development/Pollution Control (4%)
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	405
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	251

		656

Lease (9%)
500,000	California State Public Works, 5.25%, 6/1/13	537
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	571
300,000	Laurens County, SC School District, 5.25%, 12/1/22	293

		1,401

Miscellaneous (3%)
400,000	Maine Municipal Bond Bank, 5.125%, 11/1/23	443
Pre-Refunded (8%)
100,000	Connecticut State, 5.125%, 11/15/13	110
400,000	Florida State Board of Education, 5.75%, 6/1/12	427
5,000	Georgia State, 5.00%, 3/1/13	6
400,000	Glendale, AZ, 5.30%, 7/1/12	422
200,000	Missouri State Highways and Transportation Commission, 4.50%, 2/1/18	218
120,000	Utica, NY Industrial Development Agency, 6.875%, 12/1/14	122

		1,305

Recreational (4%)
500,000	Garden State Preservation Trust, 5.80%, 11/1/21 (b) FSA	570
Revenue Notes (7%)
500,000	New Jersey Environmental Infrastructure Trust, 5.25%, 9/1/21	586
500,000	Tarrant County TX, 5.25%, 7/15/18	582

		1,168

Tax-Backed (2%)
240,000	California Economic Recovery, 5.00%, 3/1/11	252
Transportation (2%)
100,000	Los Angeles County, CA Transportation Auth., 5.00%, 7/1/09 (b) AMBAC	101
100,000	North TX Thruway Authority, 5.00%, 1/1/10	102
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	114

		317

University (3%)
300,000	Massachusetts State Health & Edl Facs Auth., 5.25%, 7/1/15	351
195,000	Richmond County, GA Dev Auth., 5.00%, 2/1/11	196

		547

Water & Sewer (12%)
200,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	225
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	561
200,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC	190
300,000	Ohio Water Development Authority, 5.00%, 6/1/13	339
430,000	San Antonio, TX Water, 5.00%, 5/15/26 (b) MBIA	451
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	219

		1,985

Total Bonds (Cost - $14,947)		15,246

Investment Company (Cost - $482) (3%)
481,867	Dreyfus Tax Exempt Cash Management Fund	482

Total (Cost - $15,429) (a) (99%)		15,728
Other Assets, net of Liabilities (1%)		199

Net Assets (100%)		$15,927

Semi-Annual Report

Payden Tax Exempt Bond Fund continued

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$394
Unrealized depreciation	(95)

Net unrealized appreciation	$299

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.

AMBAC - American Municipal Bond Assurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association

See notes to financial statements.

Payden Mutual Funds

Payden California Municipal Income Fund

The Fund seeks income that is exempt from federal and California state income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value

AAA	32%
AA	48%
A	17%
BBB	3%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
General Obligation (30%)
600,000	California State, 5.00%, 2/1/23	$600
650,000	California State, 5.00%, 2/1/32	607
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,073
830,000	California State, 5.00%, 6/1/14	910
1,000,000	California State, 5.00%, 6/1/32	926
585,000	Coast Community College District CA, 5.00%, 8/1/23 (b) FSA	614
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14 (b) FGIC	1,149
1,000,000	Los Angeles, City of CA, 5.00%, 9/1/10	1,055
250,000	Los Angeles, City of CA, 5.25%, 9/1/13 (b) FGIC	285
220,000	Los Gatos Joint Union High School District, 5.25%, 12/1/13 (b) FSA	253
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15 (b) MBIA	1,062
1,320,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	562
500,000	Puerto Rico Commonwealth Infrastructure Financing Authority, 5.50%, 10/1/34	523
450,000	San Carlos CA, School District, 0.00%, 10/1/18 (b) MBIA	285
800,000	San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26	845
1,000,000	San Jose, CA University School District, 5.00%, 8/1/32	1,001
1,300,000	Santa Monica CA, Community College District, 0.00%, 8/1/12 (b) FGIC	1,204

		12,954

Revenue (67%)
Airport/Port (2%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13 (b) MBIA	1,047
Corporate (3%)
1,200,000	SLM Corp., 1.23%, 7/27/09	1,184
Electric & Gas (4%)
1,000,000	California State Dept. of Water, 5.25%, 5/1/12 (b) FSA	1,093
600,000	Los Angeles, CA Water & Power, 5.00%, 7/1/13 (b) MBIA	675

		1,768

Industrial Development/Pollution Control (1%)
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	440
Lease (8%)
750,000	California Infrastructure & Economic Development Bank, 5.25%, 10/1/12 (b) AMBAC	822
300,000	California State Public Works, 5.25%, 6/1/13	322
1,000,000	California State Public Works, 5.50%, 6/1/15	1,070
1,050,000	Orange County CA, 5.00%, 6/1/14 (b) MBIA	1,182

		3,396

Pre-Refunded (12%)
450,000	California Infrastructure & Economic Development Bank, 5.25%, 7/1/21 (b) FSA	519
1,200,000	California State Dept. of Water, 5.375%, 5/1/22	1,359
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25 (b) MBIA	358
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14 (b) MBIA	1,113
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	526
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17 (b) MBIA	1,212
120,000	Utica, NY Industrial Development Agency, 6.875%, 12/1/14	122

		5,209

Resource Recovery (2%)
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,072
Revenue Notes (2%)
1,000,000	California State, 5.25%, 4/1/22	1,037
Sales Tax (1%)
400,000	Los Angeles County, CA Metropolitan Transportation Auth., 5.00%, 7/1/19	423
Tax Allocation (1%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	196
120,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16 (b) FSA	120

		316

Tax-Backed (3%)
1,100,000	California State Economic Recovery, 5.25%, 7/1/12	1,197
Transportation (2%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,042
University (6%)
345,000	California Educational Facilities Auth., 5.00%, 1/1/18	402
200,000	California Educational Facilities Auth., 5.70%, 10/1/11 (b) MBIA	220
500,000	California State University Revenue, 5.00%, 11/1/13 (b) AMBAC	558
1,200,000	University of CA, 5.00%, 5/15/22	1,258

		2,438

Water & Sewer (20%)
200,000	Brentwood CA, Infrastructure Financing Authority, 5.50%, 7/1/20	226
1,015,000	California Infrastructure & Economic Development Bank, 5.00%,10/1/12	1,134
1,000,000	California State, Department of Water, 5.00%, 12/1/28	1,035
1,245,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	1,341
1,000,000	East Bay, CA Municipal Utility District, 5.00%, 6/1/24 (b) AMBAC	1,059
500,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/13 (b) AMBAC	565

Semi-Annual Report

Payden California Municipal Income Fund continued

Principal		Value
or Shares	Security Description	(000)

1,000,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC	$948
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	255
500,000	Metropolitan Water District, Southern CA, 5.00%, 7/1/17	577
550,000	San Diego County, CA Water Authority, 5.00%, 5/1/21 (b) FSA	574
500,000	Santa Clara Valley, CA 5.00%, 6/1/15 (b) FSA	575
400,000	Irvine, CA Improvement Bond Act, 0.33%, 10/1/10	400

		8,689

Total Bonds (Cost - $40,931)		42,212
Investment Company (Cost - $633) (2%)
633,474	Dreyfus General CA Municipal Money Market Fund	633

Total (Cost - $41,564) (a) (99%)		42,845
Other Assets, net of Liabilities (1%)		534

Net Assets (100%)		$43,379

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows :

Unrealized appreciation	$1,565
Unrealized depreciation	(284)

Net unrealized appreciation	$1,281

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.

AMBAC - American Municipal Bond Assurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association

See notes to financial statements.

Payden Mutual Funds

Payden Global Short Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Credit Quality - percent of value

AAA	52%
AA	10%
A	14%
BBB	9%
BB	11%
B	4%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
Australia (USD) (0%)
100,000	National Australia Bank 144A, 1.35%, 9/11/09 (b)	$100
Bermuda (USD) (1%)
270,000	Ingersoll-Rand Finance I, 2.73%, 8/13/10	252
Brazil (BRL) (2%)
2,600,000	Nota Do Tesouro Nacional, 10.00%, 1/1/12	1,159
Brazil (USD) (2%)
640,000	Republic of Brazil, 11.00%, 1/11/12	758
Canada (EUR) (1%)
250,000	Toronto-Dominion Bank, 2.52%, 9/10/10	331
Canada (USD) (2%)
195,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	179
400,000	Province of Ontario, 3.125%, 9/8/10	409
200,000	Royal Bank of Canada, 5.65%, 7/20/11	215

		803

Colombia (USD) (2%)
680,000	Republic of Colombia, 10.00%, 1/23/12	784
Croatia (USD) (1%)
360,000	Croatia, 2.50%, 7/31/10	342
France (USD) (0%)
250,000	SFEF 144A, 2.125%, 1/30/12 (b)	249
Germany (EUR) (6%)
1,900,000	Bundesobligation, 2.25%, 4/11/14	2,506
250,000	E. ON International Finance BV, 5.75%, 5/29/09	333

		2,839

Netherlands (EUR) (1%)
500,000	Neder Waterschapsbank, 4.625%, 7/25/11	699
Netherlands (USD) (1%)
250,000	ING Bank NV 144A, 2.625%, 2/9/12 (b)	251
100,000	Leaseplan Corp. NV 144A, 3.00%, 5/7/12 (b)	100

		351

Panama (USD) (2%)
710,000	Republic of Panama, 9.375%, 7/23/12	808
Peru (USD) (2%)
720,000	Republic of Peru, 9.125%, 2/21/12	824
Philippines (USD) (1%)
370,000	Republic of Philippines, 9.875%, 3/16/10	396
Supranational (EUR) (2%)
750,000	European Investment Bank, 4.75%, 4/15/11	1,052
United Kingdom (EUR) (2%)
550,000	Barclays Bank PLC, 4.25%, 10/27/11	769
250,000	Standard Chartered Bank, 5.375%, 5/6/09	332

		1,101

United Kingdom (GBP) (2%)
890,000	CPUK Mortgage Finance Ltd., 2.18%, 10/10/18	396
315,000	JTI UK Finance PLC, 6.625%, 5/21/09	467

		863

United Kingdom (USD) (3%)
500,000	Arkle Master Issuer Plc 144A, 1.61%, 2/17/52 (b)	448
200,000	Bank of England Euro Note 144A, 2.375%, 3/19/12 (b)	200
275,000	BP Capital Markets PLC, 5.25%, 11/7/13	297
375,000	Vodafone Group PLC, 7.75%, 2/15/10	389

		1,334

United States (GBP) (1%)
199,000	JPMorgan Chase & Co., 6.00%, 12/7/09	298
United States (USD) (63%)
290,000	3M Co., 4.50%, 11/1/11	306
400,000	Allstate Life Global Fund Trust, 4.50%, 5/29/09	400
600,000	AT&T Inc., 4.85%, 2/15/14	623
180,000	Boston Scientific Corp., 6.00%, 6/15/11	180
405,000	Bottling Group LLC, 6.95%, 3/15/14	464
400,000	California State, 5.65%, 4/1/39	413
323,942	Capital Auto Receivables Asset Trust, 0.51%, 7/15/10	316
200,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	207
200,000	Chevron Corp., 3.45%, 3/3/12	206
350,000	Cisco Systems Inc., 5.25%, 2/22/11	372
350,000	Comcast Cable Communications 6.875%, 6/15/09	352
500,000	ConocoPhillips, 4.75%, 2/1/14	528
195,000	CSC Holdings Inc., 7.625%, 4/1/11	196
195,000	Dynegy Holdings Inc., 6.875%, 4/1/11	184
200,000	Eaton Corp., 5.95%, 3/20/14	204
195,000	Echostar DBS Corp., 6.375%, 10/1/11	190
1,202,325	FG G13328 30YR, 6.00%, 11/1/22	1,262
50,000	FHLMC, 4.125%, 9/27/13	54
50,000	FNMA, 2.875%, 12/11/13	51
1,684,064	G2 4040 30YR, 6.50%, 10/20/37	1,770
844,643	G2 4195 30YR, 6.00%, 7/20/38	881
1,141,834	G2 4317 30YR, 6.50%, 12/20/38	1,200
165,000	Georgia-Pacific Corp., 8.125%, 5/15/11	166
992,676	GN 664471 30YR, 6.00%, 12/15/37	1,037
2,421,639	GN 672629 30YR, 6.00%, 3/15/38	2,529
1,045,415	GN 676709 30YR, 6.00%, 2/15/38	1,092
359,342	GN 680646 30YR, 6.00%, 12/15/37	375
1,163,855	GN 697858 30YR, 6.00%, 2/15/39	1,216
140,000	Goldman Sachs Group Inc., 3.25%, 6/15/12	146
201,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	200
500,000	Grace Church Mortgage Financing PLC 144A, 1.64%, 11/20/56 (b)	425
750,000	Granite Master Trust PLC, 0.878%, 12/17/54	60
1,705,501	GSR Mortgage Loan Trust, 4.50%, 9/25/35	1,309
1,436,961	Harborview Mortgage Loan Trust, 5.301%, 12/19/35	731
200,000	Hewlett-Packard Co., 4.25%, 2/24/12	207
250,000	John Deere Capital Corp., 4.40%, 7/15/09	251
180,000	JPMorgan Chase & Co., 3.125%, 12/1/11	186
185,000	Mirant Americas Generator Inc., 8.30%, 5/1/11	186
340,000	Morgan Stanley, 2.90%, 12/1/10	349
175,000	Nalco Co., 7.75%, 11/15/11	178
400,000	National Rural Utilities, 5.75%, 8/28/09	405
200,000	North TX Thruway Authority, 5.00%, 1/1/38	203

Semi-Annual Report

Payden Global Short Bond Fund continued

Principal		Value
or Shares	Security Description	(000)

90,000	Novartis Capital Corp., 4.125%, 2/10/14	$93
495,000	Oracle Corp., 5.00%, 1/15/11	522
300,000	Pfizer Inc., 4.45%, 3/15/12	315
100,000	Procter & Gamble Co., 3.50%, 2/15/15	100
85,000	Qwest Capital Funding, 7.25%, 2/15/11	84
185,000	Rock-Tennessee Co., 8.20%, 8/15/11	187
2,000,000	SLM Corp., 1.25%, 7/26/10	1,697
195,000	Sprint Capital Corp., 8.375%, 3/15/12	188
195,000	Steel Dynamics Inc., 7.375%, 11/1/12	174
1,390,134	Thornburg Mortgage Securities Trust, 3.42%, 3/25/44	1,076
400,000	U.S. Treasury Note, 3.25%, 12/31/09	408
120,000	Union Pacific Corp., 6.125%, 1/15/12	123
235,000	United Technologies Corp., 7.125%, 11/15/10	251
195,000	US Oncology Inc., 9.00%, 8/15/12	193
600,000	Verizon California Inc., 6.70%, 9/1/09	609
500,000	Wal-Mart Stores Inc., 6.875%, 8/10/09	508
1,583,148	Washington Mutual, 6.06%, 10/25/36	1,166

		29,304

Total Bonds (Cost - $48,871)		44,647

Investment Company (Cost - $1,548) (3%)
1,548,430	Paydenfunds Cash Reserves Money Market Fund *	1,548

Total (Cost - $50,419) (a) (100%)		46,195
Other Assets, net of Liabilities (0%)		138

Net Assets (100%)		$46,333

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$742
Unrealized depreciation	(4,966)

Net unrealized depreciation	$(4,224)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Asset:
5/12/2009	Euro (Sell 4,574)	1.3248	$6,060	$—
Liabilities:
5/21/2009	Brazilian Real (Sell 2,600)	2.1786	$1,194	$(17)
4/30/2009	British Pound (Sell 218)	1.4816	324	(4)
5/12/2009	British Pound (Sell 820)	1.4816	1,215	(10)
4/30/2009	Euro (Sell 294)	1.3249	390	(4)

				$(35)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

23	Euro-Bobl Future	Jun-09	$3,534	$(22)
41	U.S. Treasury 2 Year Note Future	Jun-09	8,919	31

				$9

See notes to financial statements.

Payden Mutual Funds

Payden Global Fixed Income Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Credit Quality - percent of value

AAA	60%
AA	18%
A	10%
BBB	8%
BB	1%
B	3%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
Australia (EUR) (1%)
310,000	Australia & New Zealand Banking Group, 5.25%, 5/20/13	$421
130,000	BHP Billiton Finance Ltd., 6.375%, 4/4/16	182

		603

Australia (USD) (0%)
235,000	BHP Billiton Finance, 4.80%, 4/15/13	243
Brazil (BRL) (1%)
3,000,000	Nota Do Tesouro Nacional, 10.00%, 1/1/12	1,337
Brazil (USD) (1%)
380,000	Republic of Brazil, 6.00%, 1/17/17	387
120,000	Republic of Brazil, 8.875%, 10/14/19	143
175,000	Vale Overseas Ltd., 6.88%, 11/21/36	143

		673

Canada (CAD) (6%)
3,700,000	Canadian Government, 4.25%, 6/1/18	3,434
3,176,000	Canadian Government, 5.00%, 6/1/14	3,056

		6,490

Canada (EUR) (0%)
150,000	Toronto-Dominion Bank, 5.375%, 5/14/15	206
Colombia (USD) (0%)
230,000	Republic of Colombia, 7.38%, 1/27/17	247
France (EUR) (6%)
350,000	BNP Paribas Covered, 3.75%, 12/13/11	470
270,000	CIE Financement Foncier, 5.75%, 10/4/21	379
200,000	Danone Finance, 6.375%, 2/4/14	293
290,000	Dexia Municipal Agency, 5.25%, 2/6/17	400
140,000	France Telecom, 7.25%, 1/28/13	210
1,200,000	Government of France, 4.75%, 4/25/35	1,731
150,000	LVMH Moet-Hennessy, 4.625%, 7/1/11	206
515,000	Reseau Ferre De France, 5.25%, 4/14/10	707
200,000	Schneider Electric SA, 5.375%, 1/8/15	276
490,000	SFEF, 3.25%, 1/16/14	661
300,000	Veolia Environnement, 4.00%, 2/12/16	366

		5,699

Germany (EUR) (22%)
200,000	Bundesobligation 147, 2.50%, 10/8/10	270
3,300,000	Bundesobligation, 4.00%, 10/11/13	4,687
2,100,000	Bundesrepublik Deutschland, 4.00%, 1/4/18	2,970
460,000	Bundesrepublik Deutschland, 4.00%, 1/4/37	611
5,200,000	Bundesrepublik Deutschland, 4.25%, 1/4/14	7,466
870,000	Bundesrepublik Deutschland, 4.50%, 1/4/13	1,249
965,000	Bundesrepublik Deutschland, 6.25%, 1/4/24	1,620
130,000	Deutsche Telekom Int’l Finance, 8.125%, 5/29/12	194
155,000	E.ON International Finance BV, 5.125%, 5/7/13	216
300,000	Eurohypo AG 144A, 4.50%, 1/21/13 (b)	414
400,000	KFW, 4.375%, 7/4/18	548
420,000	Landwirtschaftliche Rentenbank, 3.125%, 7/15/11	569
310,000	Norddeutsche Landesbank, 4.25%, 3/15/12	428
200,000	RWE Finance BV, 6.625%, 1/31/19	293
480,000	Voith AG, 5.375%, 6/21/17	518

		22,053

Germany (GBP) (1%)
140,000	KFW, 5.50%, 12/7/15	230
155,000	Linde Finance BV, 5.875%, 4/24/23	209

		439

Indonesia (USD) (0%)
230,000	Republic of Indonesia, 7.50%, 1/15/16	221
Ireland (EUR) (1%)
350,000	DEPFA ACS Bank, 3.50%, 3/16/11	436
Japan (JPY) (15%)
70,000,000	Japan-108 (20 Year Issue), 1.90%, 12/20/28	697
77,000,000	Japan-19 (30 Year Issue), 2.30%, 6/20/35	802
555,000,000	Japan-253 (10 Year Issue), 1.60%, 9/20/13	5,853
340,000,000	Japan-283 (10 Year Issue), 1.80%, 9/20/16	3,625
255,000,000	Japan-289 (10 Year Issue), 1.50%, 12/20/17	2,640
140,000,000	Japan-61 (20 Year Issue), 1.00%, 3/20/23	1,285

		14,902

Mexico (USD) (0%)
150,000	United Mexican States, 5.625%, 1/15/17	151
290,000	United Mexican States, 6.75%, 9/27/34	283

		434

Netherlands (EUR) (1%)
500,000	Neder Waterschapsbank, 4.00%, 3/12/13	686
Netherlands (GBP) (0%)
130,000	BK Nederlandse Gemeenten, 5.75%, 1/18/19	217
New Zealand (GBP) (0%)
90,000	Fonterra Cooperative Group, 4.875%, 4/11/13	128
Panama (USD) (0%)
230,000	Republic of Panama, 9.375%, 4/1/29	270
Peru (USD) (0%)
210,000	Republic of Peru, 8.375%, 5/3/16	245
Philippines (USD) (0%)
190,000	Republic of Philippines, 9.875%, 1/15/19	228
Russia (USD) (0%)
240,000	Gazprom, 7.288%, 8/16/37	166
Spain (EUR) (1%)
400,000	Banco Santander SA, 4.25%, 5/6/13	539
170,000	Telefonica Emisiones SAU, 4.375%, 2/2/16	219

		758

Spain (GBP) (0%)
100,000	Telefonica Emisiones SAU, 5.88%, 1/31/14	155
Supranational (EUR) (1%)
190,000	European Investment Bank, 4.125%, 4/15/24	244
290,000	European Investment Bank, 4.75%, 10/15/17	412

		656

Supranational (GBP) (0%)
135,000	European Investment Bank, 4.875%, 9/7/16	213

Semi-Annual Report

Payden Global Fixed Income Fund continued

Principal		Value
or Shares	Security Description	(000)

Turkey (USD) (0%)
220,000	Republic of Turkey, 6.75%, 4/3/18	$210
United Kingdom (EUR) (3%)
60,000	Astrazeneca PLC, 5.125%, 1/15/15	83
205,000	Barclays Bank PLC, 4.50%, 3/4/19	208
260,000	British Telecom Plc, 5.25%, 6/23/14	327
190,000	Diageo Finance PLC, 6.625%, 12/5/14	276
120,000	GlaxoSmithKline Capital, 5.625%, 12/13/17	169
310,000	HSBC Bank PLC, 3.875%, 11/9/11	419
160,000	National Grid PLC, 4.125%, 3/21/13	207
160,000	Rolls-Royce PLC, 4.50%, 3/16/11	215
185,000	Royal Bank of Scotland Group PLC, 5.25%, 5/15/13	243
150,000	Standard Chartered PLC, 4.875%, 3/11/11	200
100,000	Tesco PLC, 5.625%, 9/12/12	141
170,000	Vodafone Group, 3.625%, 11/29/12	226

		2,714

United Kingdom (GBP) (3%)
100,000	BSKYB Finance UK PLC, 5.75%, 10/20/17	139
220,000	HSBC Bank PLC, 5.38%, 11/4/30	256
150,000	Lloyds TSB Bank PLC, 6.963%, 5/29/20	178
950,000	UK Treasury, 4.25%, 3/7/36	1,373
50,000	UK Treasury, 4.75%, 12/7/38	79
34,000	UK Treasury, 5.00%, 3/7/18	57
600,000	UK Treasury, 5.00%, 9/7/14	1,006

		3,088

United Kingdom (USD) (0%)
235,000	GlaxoSmithKline Capital Inc., 5.65%, 5/15/18	244
United States (EUR) (1%)
150,000	American Honda Finance, 3.75%, 3/16/11	193
160,000	BMW US Capital LLC, 5.00%, 5/28/15	195
180,000	GE Capital Euro Funding, 5.25%, 5/18/15	223
235,000	Procter & Gamble Co., 3.375%, 12/7/12	315
240,000	Roche Holdings Inc., 5.625%, 3/4/16	342

		1,268

United States (GBP) (0%)
200,000	BA Credit Card Trust, 5.45%, 9/17/13	243
United States (USD) (33%)
272,000	Allergan Inc., 5.75%, 4/1/16	261
215,000	AT&T Wireless, 8.125%, 5/1/12	238
196,000	AT&T Wireless, 8.75%, 3/1/31	225
228,000	Bank of America Corp., 4.25%, 10/1/10	222
41,755	Bear Stearns Alt-A Trust, 5.27%, 6/25/34	30
250,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	223
220,000	Cisco Systems Inc., 5.25%, 2/22/11	234
245,000	Citigroup Inc., 5.30%, 1/7/16	198
221,000	Comcast Corp., 6.50%, 1/15/17	228
240,000	ConocoPhillips, 5.20%, 5/15/18	236
235,000	Costco Wholesale Corp., 5.50%, 3/15/17	246
426,000	Cox Communications Inc., 5.45%, 12/15/14	398
230,000	Credit Suisse First Boston, 6.125%, 11/15/11	241
376,000	DaimlerChrysler NA Holding Corp., 5.75%, 9/8/11	370
165,000	Dr. Pepper Snapple Group, 6.82%, 5/1/18	161
159,000	ERP Operating Lp, 5.375%, 8/1/16	132
3,225,489	FGLMC G02252, 5.50%, 7/1/36	3,341
2,500,000	FHLB Disc Note, 0.41%, 5/22/09 (c)	2,500
2,348,867	FHLMC G02385, 6.00%, 11/1/36	2,454
950,807	FN 254766, 5.00%, 6/1/33	983
1,200,000	FNMA Disc Note, 0.20%, 5/4/09 (c)	1,200
3,690,000	G2SF 5.50%, 30YR TBA (d)	3,834
475,000	General Electric Capital Corp., 5.625%, 5/1/18	415
225,000	General Mills Inc., 6.00%, 2/15/12	237
1,031,729	GN 677105 30YR, 6.00%, 7/15/38	1,078
1,728,923	GN 698035 30YR, 6.00%, 1/15/39	1,806
93,371	Greenpoint Mortgage Funding Trust, 0.71%, 6/25/45	24
245,000	HSBC Finance Corp., 5.00%, 6/30/15	210
230,000	IBM Corp., 4.95%, 3/22/11	243
120,000	IBM Corp., 5.88%, 11/29/32	117
56,210	Indymac Indx Mortgage Loan Trust, 5.16%, 10/25/34	39
225,000	JPMorgan Chase & Co., 5.60%, 6/1/11	233
235,000	Kellogg Co., 5.125%, 12/3/12	247
170,000	Lockheed Martin Corp., 6.15%, 9/1/36	171
235,000	Marathon Oil Corp., 5.90%, 3/15/18	224
110,000	Medco Health Solutions, 7.25%, 8/15/13	113
177,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	154
235,000	National Rural Utilities, 4.75%, 3/1/14	234
192,000	News America Inc., 6.40%, 12/15/35	143
240,000	Oracle Corp., 5.75%, 4/15/18	255
283,000	Pacific Gas & Electric, 4.80%, 3/1/14	291
216,573	Structured ARM Loan Trust, 4.07%, 10/25/34	155
245,000	Target Corp., 4.00%, 6/15/13	248
445,540	Thornburg Mortgage Securities Trust, 0.80%, 9/25/34	359
181,000	Time Warner Cable Inc., 6.55%, 5/1/37	167
230,000	Time Warner Inc., 6.875%, 5/1/12	242
206,000	U.S. Treasury Note, 3.125%, 9/30/13	217
3,720,000	U.S. Treasury Note, 4.00%, 8/15/18	3,992
1,500,000	U.S. Treasury Note, 4.25%, 11/15/14	1,666
150,000	U.S. Treasury Note, 4.63%, 11/15/16	170
570,000	U.S. Treasury Note, 6.375%, 8/15/27	738
255,000	Valero Energy Corp., 6.875%, 4/15/12	261
220,000	Verizon Global Corp., 7.25%, 12/1/10	234
269,000	Viacom Inc., 5.625%, 8/15/12	259
230,000	Wal-Mart Stores Inc., 5.00%, 4/5/12	246
230,000	Wells Fargo & Co., 5.625%, 12/11/17	215
120,000	XTO Energy Inc., 5.50%, 6/15/18	114

		33,472

Total Bonds (Cost - $99,121)		98,944

Investment Companies (Cost - $4,753) (4%)
925,600	Paydenfunds Cash Reserves Money Market Fund *	926
521,725	Paydenfunds High Income Fund *	3,235

		4,161

Total (Cost - 103,874) (a) (101%)		103,105
Liabilities in excess of Other Assets (−1%)		(648)

Net Assets (100%)		$102,457

*	Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,372
Unrealized depreciation	(4,141)

Net unrealized depreciation	$(769)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.

(d)	Security purchased on a delayed delivery basis.

Payden Mutual Funds

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
5/26/2009	Australian Dollar (Buy 2,154)	0.7331	$1,579	$97
5/12/2009	Euro (Sell 26,885)	1.3248	35,498	2
7/23/2009	Japanese Yen (Buy 201,300)	98.2350	2,049	4
5/26/2009	Swiss Franc (Sell 1,679)	1.1382	1,475	14

				$117

Liabilities:
5/21/2009	Brazilian Real (Sell 2,990)	2.1786	$1,372	$(21)
5/12/2009	British Pound (Sell 4,389)	1.4816	6,503	(56)
5/12/2009	Canadian Dollar (Sell 8,070)	1.1877	6,794	(271)
7/23/2009	Euro (Sell 787)	1.3244	1,042	(23)
5/12/2009	Japanese Yen (Sell 1,480,300)	98.3519	15,051	(163)

				$(534)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

11	Euro-Bund Future	Jun-09	$1,786	$(29)

See notes to financial statements.

Semi-Annual Report

Payden Emerging Markets Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	5%
A	3%
BBB	25%
BB	46%
B	21%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (90%)
Brazil (BRL) (4%)
3,900,000	Nota Do Tesouro Nacional, 10.00%, 1/1/12	$1,739
2,250,000	Nota Do Tesouro Nacional, 10.00%, 1/1/17	890
1,120,000	Nota Do Tesouro Nacional, 6.00%, 5/15/17	872

		3,501

Brazil (USD) (9%)
780,000	Petrobras International Finance Co., 7.875%, 3/15/19	838
660,000	Republic of Brazil, 10.50%, 7/14/14	815
590,000	Republic of Brazil, 12.25%, 3/6/30	920
1,370,000	Republic of Brazil, 5.875%, 1/15/19	1,362
1,130,000	Republic of Brazil, 7.125%, 1/20/37	1,175
740,000	Republic of Brazil, 7.875%, 3/7/15	831
770,000	Republic of Brazil, 8.25%, 1/20/34	880
1,030,000	Republic of Brazil, 8.75%, 2/4/25	1,223
680,000	Republic of Brazil, 8.875%, 10/14/19	813

		8,857

China (USD) (0%)
500,000	Galaxy Entertainment Financial 144A, 9.875%, 12/15/12 (b)	393
Colombia (USD) (5%)
1,760,000	Republic of Colombia, 7.375%, 9/18/37	1,773
1,920,000	Republic of Colombia, 7.38%, 1/27/17	2,064
610,000	Republic of Colombia, 8.125%, 5/21/24	671

		4,508

Dominican Republic (USD) (2%)
2,076,656	Dominican Republic, 9.04%, 1/23/18	1,812
El Salvador (USD) (2%)
1,110,000	Republic of El Salvador, 7.65%, 6/15/35	894
950,000	Republic of El Salvador, 7.75%, 1/24/23	917

		1,811

Ghana (USD) (1%)
1,580,000	Republic of Ghana, 8.50%, 10/4/17	1,185
Guatemala (USD) (2%)
1,690,000	Republic of Guatemala, 9.25%, 8/1/13	1,842
Indonesia (USD) (7%)
1,100,000	Republic of Indonesia, 11.625%, 3/4/19	1,299
1,800,000	Republic of Indonesia, 6.875%, 1/17/18	1,624
1,900,000	Republic of Indonesia, 7.50%, 1/15/16	1,824
1,830,000	Republic of Indonesia, 8.50%, 10/12/35	1,693

		6,440

Lebanon (USD) (2%)
1,230,000	Lebanese Republic, 8.25%, 4/12/21	1,175
830,000	Lebanese Republic, 8.50%, 1/19/16	837
410,000	Lebanese Republic, 8.625%, 6/20/13	424

		2,436

Malaysia (USD) (3%)
1,360,000	Malaysia, 7.50%, 7/15/11	1,485
830,000	Petronas Capital Ltd., 7.00%, 5/22/12	899
400,000	Petronas Capital Ltd., 7.875%, 5/22/22	438

		2,822

Mexico (MXN) (2%)
20,800,000	Mexican Bonos, 7.25%, 12/15/16	1,481
Mexico (USD) (5%)
1,000,000	Grupo Televisa S.A., 6.625%, 3/18/25	858
1,000,000	Pemex Project Funding Master Trust, 6.625%, 6/15/35	814
400,000	Petroleos Mexicanos, 8.00%, 5/3/19	426
450,000	United Mexican States, 5.625%, 1/15/17	452
760,000	United Mexican States, 6.625%, 3/3/15	817
480,000	United Mexican States, 6.75%, 9/27/34	468
410,000	United Mexican States, 7.50%, 4/8/33	431
360,000	United Mexican States, 8.125%, 12/30/19	415
380,000	United Mexican States, 8.30%, 8/15/31	433

		5,114

Panama (USD) (5%)
880,000	Republic of Panama, 6.70%, 1/26/36	854
1,320,000	Republic of Panama, 7.25%, 3/15/15	1,422
1,040,000	Republic of Panama, 8.875%, 9/30/27	1,193
830,000	Republic of Panama, 9.375%, 4/1/29	975

		4,444

Peru (USD) (5%)
910,000	Republic of Peru, 6.55%, 3/14/37	885
800,000	Republic of Peru, 7.35%, 7/21/25	866
810,000	Republic of Peru, 8.375%, 5/3/16	944
350,000	Republic of Peru, 8.75%, 11/21/33	422
950,000	Republic of Peru, 9.875%, 2/6/15	1,161

		4,278

Philippines (USD) (8%)
1,757,000	Republic of Philippines, 7.75% 1/14/31	1,790
2,040,000	Republic of Philippines, 8.00%, 1/15/16	2,239
800,000	Republic of Philippines, 8.375%, 6/17/19	888
1,860,000	Republic of Philippines, 9.875%, 1/15/19	2,236

		7,153

Russia (USD) (8%)
1,120,000	Gazprom, 7.288%, 8/16/37	774
500,000	RSHB Capital, 6.299%, 5/15/17	397
500,000	RSHB Capital, 7.175%, 5/16/13	455
890,000	Russia Government International Bond, 12.75%, 6/24/28	1,264
3,820,800	Russia Government International Bond, 7.50%, 3/31/30	3,758
630,000	Russian Federation, 11.00%, 7/24/18	889

		7,537

Serbia (USD) (1%)
600,000	Republic of Serbia, 3.75%, 11/1/24	465

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

South Africa (USD) (3%)
1,790,000	Republic of South Africa, 6.50%, 6/2/14	$1,875
900,000	Republic of South Africa, 7.375%, 4/25/12	957

		2,832

Turkey (USD) (6%)
1,410,000	Republic of Turkey, 6.75%, 4/3/18	1,343
1,190,000	Republic of Turkey, 7.00%, 6/5/20	1,136
1,780,000	Republic of Turkey, 7.25%, 3/15/15	1,825
700,000	Republic of Turkey, 7.375%, 2/5/25	679
960,000	Republic of Turkey, 8.00%, 2/14/34	955

		5,938

Uruguay (USD) (3%)
1,870,000	Republic of Uruguay, 8.00%, 11/18/22	1,795
200,000	Republic of Uruguay, 9.25%, 5/17/17	218
1,540,000	Republic of Uruguay, 7.63%, 3/21/36	1,324

		3,337

Venezuela (USD) (7%)
2,820,000	Republic of Venezuela, 6.00%, 12/9/20	1,375
2,580,000	Republic of Venezuela, 8.50%, 10/8/14	1,808
2,250,000	Republic of Venezuela, 9.25%, 5/7/28	1,311
2,825,000	Republic of Venezuela, 9.25%, 9/15/27	1,846

		6,340

Total Bonds (Cost - $84,175)		84,526
Investment Company (Cost - $8,023) (8%)
8,023,498	Paydenfunds Cash Reserves Money Market Fund *	8,023

Total (Cost - $92,198) (a) (98%)		92,549
Other Assets, net of Liabilities (2%)		1,802

Net Assets (100%)		$94,351

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,937
Unrealized depreciation	(3,586)

Net unrealized appreciation	$351

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Asset:
5/21/2009	Mexican New Peso (Sell 11,350)	13.8705	$818	$49
Liability:
5/21/2009	Brazilian Real (Sell 5,920)	2.1786	$2,717	$(41)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	Appreciation
Contracts	Contract Type	Date	(000s)	(000s)

45	U.S. Treasury 2 Year Note Future	Jun-09	$9,790	$42
52	U.S. Treasury 5 Year Note Future	Jun-09	6,091	25
33	U.S. Treasury 10 Year Note Future	Jun-09	3,991	49

				$116

Open Swap Contracts (000s)

				Unrealized
	Fund	Expiration	Notional	Appreciation
Contract Type	Receives	Date	Principal	(Depreciation)

Asset:
Mexican Interest Rate Swap	8.74%	Nov-10	MXN 41,000	$133
Liability:
Israel Interest Rate Swap	4.66%	Jan-19	ILS 4,120	$(24)

See notes to financial statements.

Semi-Annual Report

Payden Value Leaders Fund

The Fund seeks growth of capital and some current income by generally investing in large cap value stocks with up to 20% in foreign corporations.

Portfolio Composition - percent of value

Financial	20%
Energy	17%
Healthcare	13%
Industrial	9%
Consumer Staples	8%
Other	33%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Common Stocks (98%)
Communication (7%)
50,700	AT&T Inc.	$1,299
25,400	Verizon Communications Inc.	771

		2,070

Consumer Discretionary (8%)
8,000	Carnival Corp. (b)	215
23,400	Comcast Corp.	362
19,600	Home Depot, Inc.	516
20,200	Lowe’s Cos, Inc.	434
25,700	News Corp.	212
20,100	The Walt Disney Co.	440
3,079	Time Warner Cable Inc.	99
12,266	Time Warner Inc.	268

		2,546

Consumer Staples (8%)
6,300	Archer-Daniels-Midland Co.	155
8,400	BJ’s Wholesale Club, Inc. (b)	280
9,600	Coca-Cola Co.	413
9,700	CVS Corp.	309
9,800	Dr Pepper Snapple Group, Inc. (b)	203
18,600	Kraft Foods Inc.	435
15,900	Procter & Gamble Co.	786

		2,581

Energy (17%)
5,200	Anadarko Petroleum Corp.	224
3,400	Apache Corp.	248
16,800	Chevron Corp.	1,110
12,800	ConocoPhillips	525
4,700	Devon Energy Corp.	244
33,700	Exxon Mobil Corp.	2,247
8,900	Marathon Oil Corp.	264
7,000	Valero Energy Corp.	139
5,300	XTO Energy, Inc.	184

		5,185

Financial (20%)
9,100	Allied World Assurance Co. Holdings, Ltd.	338
7,200	Allstate Corp.	168
16,800	American Financial Group, Inc.	295
57,500	Bank of America Corp.	513
10,200	Bank of New York Mellon Corp.	260
4,000	Boston Properties, Inc.	198
56,200	Citigroup Inc. (b)	171
5,000	Federal Realty Investment Trust	276
3,300	Franklin Resources, Inc.	200
3,900	Goldman Sachs Group, Inc.	501
31,000	JPMorgan Chase & Co.	1,023
7,800	Loews Corp.	194
6,600	MetLife, Inc.	196
10,300	Morgan Stanley	244
5,600	Prudential Financial Inc.	162
3,600	The Chubb Corp.	140
5,200	The Travelers Companies, Inc.	214
15,200	U.S. Bancorp	277
8,300	W.R. Berkley Corp.	198
33,400	Wells Fargo & Co.	668

		6,236

Healthcare (13%)
4,900	AmerisourceBergen Corp.	165
7,900	Amgen Inc. (b)	383
22,700	Boston Scientific Corp. (b)	191
5,500	Covidien Ltd.	181
9,800	Eli Lilly & Co.	323
9,900	Johnson & Johnson	518
14,400	Merck & Co. Inc.	349
61,100	Pfizer, Inc.	816
3,800	Thermo Fisher Scientific, Inc. (b)	133
7,900	UnitedHealth Group Inc.	186
6,500	WellPoint Inc. (b)	278
10,300	Wyeth	437

		3,960

Industrial (9%)
10,700	Covanta Holding Corp. (b)	151
5,500	FedEx Corp.	308
4,600	General Dynamics Corp.	238
82,400	General Electric Co.	1,042
8,200	Illinois Tool Works Inc.	269
3,900	Norfolk Southern Corp.	139
4,800	Northrop Grumman Corp.	232
5,300	United Technologies Corp.	259

		2,638

Materials (5%)
14,100	Bemis Co., Inc.	339
12,300	Dow Chemical Co.	197
10,700	DuPont De Nemours and Co.	299
4,900	Freeport-McMoRan Copper & Gold, Inc. (b)	209
5,300	International Flavors & Fragrances Inc.	165
3,800	Nucor Corp.	156
5,600	Weyerhaeuser Co.	197

		1,562

Technology (4%)
13,600	EMC Corp.	170
6,000	Fiserv, Inc. (b)	224
11,500	Intel Corporation	181
36,100	Motorola, Inc. (b)	200
12,800	Symantec Corp. (b)	221
10,800	Tyco Electronics Ltd.	188
21,000	Xerox Corp.	128

		1,312

Utilities (7%)
9,500	American Electric Power Co., Inc.	251
10,400	Consolidated Edison, Inc.	386
22,800	Duke Energy Corp.	315
8,500	Edison International	243
3,400	Exelon Corp.	157

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

3,700	FirstEnergy Corp.	$151
4,000	FPL Group, Inc.	215
6,200	PG & E Corp.	230
9,400	Southern Co.	271

		2,219

Total Common Stocks (Cost - $42,480)		30,309

Investment Company (Cost - $577) (2%)
577,303	Paydenfunds Cash Reserves Money Market Fund *	577

Total (Cost - $43,057) (a) (100%)		30,886
Other Assets, net of Liabilities (0%)		28

Net Assets (100%)		$30,914

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$825
Unrealized depreciation	(12,996)

Net unrealized depreciation	$(12,171)

(b)	Non-income producing security.

See notes to financial statements.

Semi-Annual Report

Payden U.S. Growth Leaders Fund

The Fund seeks long-term capital appreciation by generally investing in stocks of the 1,000 largest capitalized U.S. growth companies with up to 20% in foreign corporations.

Portfolio Composition - percent of value

Technology	40%
Consumer Staples	11%
Energy	10%
Healthcare	9%
Consumer Discretionary	8%
Other	22%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Common Stocks (94%)
Communication (3%)
37,900	AT&T Inc.	$971
18,800	China Mobile (Hong Kong) Ltd.	811

		1,782

Consumer Discretionary (8%)
13,400	Amazon.com, Inc. (b)	1,079
23,900	Dollar Tree, Inc. (b)	1,012
25,200	McDonald’s Corp.	1,343
11,600	Nike Inc. - Cl. B	609
5,900	Priceline.Com Inc. (b)	573

		4,616

Consumer Staples (11%)
34,300	Altria Group, Inc.	560
12,200	General Mills, Inc.	618
21,100	Hansen Natural Corp. (b)	860
18,100	Pepsi Bottling Group Inc.	566
11,400	Pepsico, Inc.	567
32,700	Philip Morris International Inc.	1,184
32,300	Wal-Mart Stores, Inc.	1,628

		5,983

Energy (10%)
14,300	Anadarko Petroleum Corp.	616
23,600	CONSOL Energy Inc.	738
12,100	Exxon Mobil Corp.	807
18,500	National-Oilwell Varco Inc. (b)	560
10,300	Occidental Petroleum Corp.	580
30,700	Petroleo Brasileiro S.A.	1,031
23,500	Schlumberger Ltd.	1,151
8,900	XTO Energy, Inc.	308

		5,791

Financial (3%)
3,800	Goldman Sachs Group, Inc.	488
13,100	Intercontinental Exchange Inc. (b)	1,148
8,500	JPMorgan Chase & Co.	281

		1,917

Healthcare (8%)
14,100	Abbott Laboratories	590
17,500	Amgen Inc. (b)	848
16,600	Baxter International Inc.	805
65,400	Boston Scientific Corp. (b)	550
16,900	Cardinal Health, Inc.	571
9,000	Celgene Corp. (b)	384
28,600	Gilead Sciences Inc. (b)	1,310

		5,058

Industrial (4%)
20,700	Danaher Corp.	1,210
12,800	Fluor Corp.	485
10,900	Stericycle Inc. (b)	513

		2,208

Materials (6%)
15,500	Barrick Gold Corp.	451
14,000	Monsanto Co.	1,188
8,000	Potash Corp. of Saskatchewan Inc.	692
12,300	Praxair, Inc.	918

		3,249

Technology (40%)
42,300	Akamai Technologies (b)	931
34,300	Amphenol Corp.- CL A	1,161
28,400	Ansys, Inc. (b)	784
3,900	Apple Computer, Inc. (b)	491
24,700	BMC Software, Inc. (b)	856
80,100	Cisco Systems Inc. (b)	1,548
48,900	Cognizant Technology Solutions Corp. (b)	1,213
57,300	Corning Inc.	838
3,900	Google Inc. (b)	1,544
31,700	Hewlett-Packard Co.	1,141
41,800	Intel Corporation	660
25,100	International Business Machines Corp.	2,591
124,700	Mircosoft Corp.	2,526
55,500	NetApp, Inc. (b)	1,016
83,700	Oracle Corp.	1,619
34,600	Qualcomm, Inc.	1,464
49,300	Texas Instruments, Inc.	890
13,800	Visa Inc.	896
32,000	Yahoo!, Inc. (b)	457

		22,626

Utilities (1%)
9,900	Exelon Corp.	457

Total Common Stocks (Cost - $52,133)		53,687

Exchange Traded Funds (Cost - $828) (2%)
15,200	iShares Russell 1000 Growth Index Fund	587
8,700	PowerShares QQQ	298

		885

Investment Company (Cost - $2,236) (4%)
2,236,279	Paydenfunds Cash Reserves Money Market Fund *	2,236

Total (Cost - $55,197) (a) (100%)		56,808
Other Assets, net of Liabilities (0%)		170

Net Assets (100%)		$56,978

Payden Mutual Funds

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$4,018
Unrealized depreciation	(2,407)

Net unrealized appreciation	$1,611

(b)	Non-income producing security.

See notes to financial statements.

Semi-Annual Report

Payden Global Equity Fund

The fund seeks long-term capital appreciation by generally investing in large cap stocks and stock index futures of companies throughout the world and may also hold up to 30% in short sale positions.

Geographic Equity Exposure - Percent of value

North America	52%
Europe/UK	22%
Asia	15%
Emerging Markets	11%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Bonds (42%)
U.S. Government Agency (26%)
100,000	FHLB Disc Note, 0.42%, 5/18/09 (b)	$100
289,000	FHLB Disc Note, 2.60%, 7/16/09 (b)	288
1,100,000	FHLMC Disc Note, 1.65%, 5/11/09 (b)	1,099

		1,487

Foreign Government (16%)
700,000	French Treasury, 1.03%, 7/30/09	926

Total Bonds (Cost - $2,435)		2,413

Exchange Traded Funds (Cost - $1,868) (33%)
4,900	Energy Select Sector SPDR Fund	224
8,600	Financial Select Sector SPDR Fund	92
4,900	iShares MSCI Austria Investable Market Index Fund	67
22,100	iShares MSCI Emerging Market Index Fund	634
2,000	iShares MSCI Germany Index Fund	35
10,600	iShares MSCI Switzerland Index Fund	172
4,600	iShares S&P Global Consumer Staples Index Fund	199
7,500	PowerShares QQQ	257
2,000	S&P 500 Depository Receipt Trust	175

		1,855

Investment Company (Cost - $720) (13%)
720,187	Paydenfunds Cash Reserves Money Market Fund *	720

Total (Cost - $5,023) (a) (88%)		4,988
Other Assets, net of Liabilities (12%)		667

Net Assets (100%)		$5,655

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$129
Unrealized depreciation	(164)

Net unrealized depreciation	$(35)

(b)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
5/20/2009	Australian Dollar (Buy 215)	0.7335	$158	$9
5/20/2009	British Pound (Buy 309)	1.4816	458	7
5/20/2009	Canadian Dollar (Buy 264)	1.1877	223	8
5/20/2009	Euro (Sell 608)	1.3248	805	29
5/20/2009	Japanese Yen (Buy 6,464)	98.3399	66	1
5/20/2009	Norwegian Krone (Sell 263)	6.5786	40	1
5/20/2009	Swedish Krona (Buy 142)	8.0508	18	1

				$56

Liabilities:
5/20/2009	Danish Krone (Buy 99)	5.6224	$18	$(1)
5/20/2009	Euro (Sell 7)	1.3248	9	—
5/20/2009	Hong Kong Dollar (Buy 351)	7.7485	45	—
5/20/2009	Japanese Yen (Buy 48,302)	98.3399	491	(23)
5/20/2009	Swedish Krona (Buy 385)	8.0508	48	—
5/20/2009	Swiss Franc (Buy 7)	1.1383	6	—

				$(24)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	Appreciation
Contracts	Contract Type	Date	(000s)	(000s)

3	Australian SPI 200 Index Future	Jun-09	$207	$13
5	CAC40 10 Euro Future	May-09	207	12
3	Canadian TSE 60 Index Future	Jun-09	285	24
1	DAX Index Future	Jun-09	159	26
5	FTSE 100 Index Future	Jun-09	312	29
2	Hang Seng Index Future	May-09	198	6
1	Nasdaq 100 Future	Jun-09	139	24
19	OMXS30 Index Future	May-09	179	9
2	S&P 400 Future	Jun-09	560	27
23	S&P 500 E-Mini Future	Jun-09	1,001	123
5	Topix Index Future	Jun-09	427	71

				$364

See notes to financial statements.

Payden Mutual Funds

Metzler/Payden European Emerging Markets Fund

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization organized in European emerging markets countries.

Country Holdings - percent of value

Russia	50%
Poland	18%
Czech Republic	9%
Austria	5%
Hungary	4%
Other	14%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

Common Stocks (98%)
Communication (17%)
205,000	AFK Sistema (b)(d)	$1,763
229,739	Agora SA	1,082
70,300	Cesky Telecom AS	1,516
383,750	Comstar United System (d)	1,689
290,000	CTC Media, Inc. (b)	2,274
3,948	Hurriyet Gazetecilik ve Matbaacilik AS (b)	2
70,000	Mobile TeleSystems	2,320
884,000	OAO Vimpel-Communications (b)	8,327
229,650	Telekomunikacja Polska SA	1,218

		20,191

Consumer Discretionary (2%)
4,399,100	Compa SA (b)	270
40,000	OAO Magnit	1,300
403,500	Olympic Entertainment Group AS	225

		1,795

Consumer Staples (7%)
35,000	BIM Birlesik Magazalar AS	967
133,000	Central European Distribution Corp. (b)	2,979
402,850	Cherkizovo Group (b)	1,269
600	LPP SA (b)	182
38,000	Wimm-Bill-Dann Foods ADR (b)	1,697
94,100	X5 Retail Group NV (b)	1,261

		8,355

Diversified (1%)
650,000	Immoeast AG (b)	1,481
Energy (27%)
205,166	LUKOIL, LUK GR, EUR, Frankfurt	9,150
40,000	MOL Magyar Olaj-es Gazipari Rt. (b)	1,934
470,050	Oao Gazprom - Spon ADR	8,404
1,314,900	OAO Rosneft Oil Co.	6,903
307,250	Polski Koncern Naftowy Orlen SA	2,450
242,500	Sibir Energy PLC (e)	730
440,500	Surgutneftegaz	3,150
100,000	Unipetrol AS	618

		33,339

Financial (23%)
3,895,753	Banca Transilvania (e)	1,408
138,000	Bank Pekao SA (b)	5,010
60,000	Bank Zachodni WBK SA (b)	1,599
32,000	BRE Bank SA (b)	1,448
112,500	Erste Group Bank AG	2,385
218,400	Globe Trade Centre SA (b)	1,180
28,800	Komercni Banka AS	3,904
231,100	OTP Bank Rt. (b)	3,030
539,350	PKO Bank Polski (b)	4,348
65,000	Raiffeisen International Bank-Holding AG	2,281
702,000	Romanian Development Bank	1,619
1,900	Turkiye Is Bankasi	6

		28,218

Industrial (4%)
600,000	LSR Group O.J.S.C. (b)	1,200
180,000	Mechel-ADR	957
393,650	New World Resources BV	1,563
13,000	PBG SA (b)	804
500,000	Polimex Mostostal SA	591
3,541,300	Turbomecanica SA (e)	95

		5,210

Materials (14%)
270,000	Cherepovets MK Severstal (b)	1,053
72,700	Evraz Group SA (b)	956
370,000	Kazakhmys PLC (b)	2,933
167,800	KGHM Polska Miedz SA (b)	2,988
538,100	Mining and Metallurgical Company Norilsk Nickel (b)	4,482
80,000	Mining and Metallurgical Company Norilsk Nickel (b)	666
98,900	Novopipetsk Steel	1,513
45,000	Peter Hambro Mining PLC	427
125,000	Uralkali	1,495

		16,513

Utilities (3%)
90,000	CEZ	3,718
89,870	Transelectrica SA	361

		4,079

Total Common Stocks (Cost - $183,814)		119,181

Investment Company (Cost - $290) (0%)
290,441	Paydenfunds Cash Reserves Money Market Fund	290

Total (Cost - $184,104) (a) (98%)		119,471
Other Assets, net of Liabilities (2%)		2,417

Net Assets (100%)		$121,888

Semi-Annual Report

Metzler/Payden European Emerging Markets Fund continued

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$7,942
Unrealized depreciation	(72,575)

Net unrealized depreciation	$(64,633)

(b)	Non-income producing security.

(c)	Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Security appraised at fair value under procedures established by the Board.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Asset:
4/30/2009	Romanian Leu (Buy 168)	3.1657	$53	$1
Liabilities:
4/30/2009	Czech Republic Koruna (Sell 2,959)	20.2143	$146	$(2)
5/4/2009	Poland Zloty (Sell 4,149)	3.3337	1,244	(64)
5/5/2009	Poland Zloty (Buy 1,545)	3.3340	463	(7)

				$(73)

See notes to financial statements.

Payden Mutual Funds

Payden/Wilshire Longevity Fund 2010+

This fund of funds seeks a high level of total return with an increased level of current income and a decreased focus on capital appreciation as its target date approaches by investing in both debt and equity mutual funds, ETFs and individual securities.

Portfolio Composition - percent of value

Bonds	32%
Bond funds	12%
U.S. stock funds	37%
International stock funds	19%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (Cost - $205) (34%)
56,262	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	$58
104,755	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	98
35,769	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	38
3,586	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	4

		198

Exchange Traded Funds (Cost - $346) (40%)
476	iShares MSCI EMU Index Fund	13
981	iShares MSCI Pacific ex-Japan Index Fund	27
1,719	iShares MSCI United Kingdom Index Fund	20
1,213	SPDR DJ Wilshire International Real Estate ETF	30
404	SPDR Russell/Nomura Prime Japan ETF (b)	13
495	Vanguard Emerging Markets ETF	14
961	Vanguard Growth ETF	39
148	Vanguard Small-Cap Growth ETF	7
722	Vanguard Small-Cap Value ETF	30
1,051	Vanguard Value ETF	40

		233

Investment Companies (Cost - $262) (34%)
237	Metzler/Payden European Emerging Markets Fund	3
1,645	Paydenfunds Core Bond Fund *	16
3,401	Paydenfunds Global Fixed Income Fund *	29
3,153	Paydenfunds GNMA Fund *	32
10,529	Paydenfunds U.S. Growth Leaders Fund *	62
7,647	Paydenfunds Value Leaders Fund *	53

		195

Total (Cost - $813) (a) (108%)		626
Liabilities in excess of Other Assets (−8%)		(48)

Net Assets (100%)		$578

*	Affiliated investments

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3
Unrealized depreciation	(190)

Net unrealized depreciation	$(187)

(b)	Security appraised at fair value under procedures established by the Board.

See notes to financial statements.

Semi-Annual Report

Payden/Wilshire Longevity Fund 2020+

This fund of funds seeks a high level of total return with an increased level of current income and a decreased focus on capital appreciation as its target date approaches by investing in both debt and equity mutual funds, ETFs and individual securities.

Portfolio Composition - percent of value

Bonds	21%
Bond funds	17%
U.S. stock funds	41%
International stock funds	21%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (Cost - $403) (21%)
115,968	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	$118
212,717	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	200
72,590	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	76
7,172	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	9

		403

Exchange Traded Funds (Cost - $999) (41%)
2,244	iShares MSCI EMU Index Fund	63
2,959	iShares MSCI Pacific ex-Japan Index Fund	82
6,115	iShares MSCI United Kingdom Index Fund	72
2,889	SPDR DJ Wilshire International Real Estate ETF	72
1,795	SPDR Russell/Nomura Prime Japan ETF (b)	57
1,933	Vanguard Emerging Markets ETF	54
2,865	Vanguard Growth ETF	118
932	Vanguard Small-Cap Growth ETF	42
2,861	Vanguard Small-Cap Value ETF	119
2,912	Vanguard Value ETF	109

		788

Investment Companies (Cost - $892) (39%)
788	Metzler/Payden European Emerging Markets Fund	11
57,443	Paydenfunds Cash Reserves Money Market Fund *	57
6,407	Paydenfunds Core Bond Fund *	63
8,365	Paydenfunds Global Fixed Income Fund *	71
13,909	Paydenfunds GNMA Fund *	142
33,973	Paydenfunds U.S. Growth Leaders Fund *	200
29,945	Paydenfunds Value Leaders Fund *	206

		750

Total (Cost - $2,294) (a) (101%)		1,941
Liabilities in excess of Other Assets (−1%)		(18)

Net Assets (100%)		$1,923

*	Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$12
Unrealized depreciation	(365)

Net unrealized depreciation	$(353)

(b)	Security appraised at fair value under procedures established by the Board.

See notes to financial statements.

Payden Mutual Funds

Payden/Wilshire Longevity Fund 2030+

This fund of funds seeks a high level of total return with an increased level of current income and a decreased focus on capital appreciation as its target date approaches by investing in both debt and equity mutual funds, ETFs and individual securities.

Portfolio Composition - percent of value

Bonds	14%
Bond funds	13%
U.S. stock funds	45%
International stock funds	28%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (Cost - $95) (14%)
26,409	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	$27
50,240	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	47
15,780	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	17
2,391	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	3

		94

Exchange Traded Funds (Cost - $414) (49%)
1,062	iShares MSCI EMU Index Fund	30
1,575	iShares MSCI Pacific ex-Japan Index Fund	44
3,723	iShares MSCI United Kingdom Index Fund	44
880	SPDR DJ Wilshire International Real Estate ETF	22
742	SPDR Russell/Nomura Prime Japan ETF (b)	24
691	Vanguard Emerging Markets ETF	19
1,011	Vanguard Growth ETF	41
412	Vanguard Small-Cap Growth ETF	18
1,015	Vanguard Small-Cap Value ETF	42
1,218	Vanguard Value ETF	46

		330

Investment Companies (Cost - $344) (40%)
855	Metzler/Payden European Emerging Markets Fund	12
12,802	Paydenfunds Cash Reserves Money Market Fund *	13
2,572	Paydenfunds Core Bond Fund *	25
2,571	Paydenfunds Global Fixed Income Fund *	22
2,989	Paydenfunds GNMA Fund *	30
14,873	Paydenfunds U.S. Growth Leaders Fund *	88
11,108	Paydenfunds Value Leaders Fund *	76

		266

Total (Cost - $853) (a) (103%)		690
Liabilities in excess of Other Assets (−3%)		(17)

Net Assets (100%)		$673

*	Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$5
Unrealized depreciation	(168)

Net unrealized depreciation	$(163)

(b)	Security appraised at fair value under procedures established by the Board.

See notes to financial statements.

Semi-Annual Report

Payden/Wilshire Longevity Fund 2040+

This fund of funds seeks a high level of total return with an increased level of current income and a decreased focus on capital appreciation as its target date approaches by investing in both debt and equity mutual funds, ETFs and individual securities.

Portfolio Composition - percent of value

Bonds	2%
Bond funds	9%
U.S. stock funds	56%
International stock funds	33%

Schedule of Investments - April 30, 2009

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (Cost - $15) (2%)
4,593	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	$5
8,551	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	8
3,156	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	3

		16

Exchange Traded Funds (Cost - $559) (60%)
1,596	iShares MSCI EMU Index Fund	45
1,451	iShares MSCI Pacific ex-Japan Index Fund	40
4,972	iShares MSCI United Kingdom Index Fund	58
588	SPDR DJ Wilshire International Real Estate ETF	15
1,173	SPDR Russell/Nomura Prime Japan ETF (b)	38
969	Vanguard Emerging Markets ETF	27
1,700	Vanguard Growth ETF	70
664	Vanguard Small-Cap Growth ETF	30
927	Vanguard Small-Cap Value ETF	38
1,414	Vanguard Value ETF	53

		414

Investment Companies (Cost - $392) (41%)
852	Metzler/Payden European Emerging Markets Fund	12
12,577	Paydenfunds Cash Reserves Money Market Fund *	13
1,956	Paydenfunds Core Bond Fund *	19
2,237	Paydenfunds Global Fixed Income Fund *	19
1,363	Paydenfunds GNMA Fund *	14
17,311	Paydenfunds U.S. Growth Leaders Fund *	102
14,726	Paydenfunds Value Leaders Fund *	101

		280

Total (Cost - $966) (a) (103%)		710
Liabilities in excess of Other Assets (−3%)		(18)

Net Assets (100%)		$692

*	Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$4
Unrealized depreciation	(260)

Net unrealized depreciation	$(256)

(b)	Security appraised at fair value under procedures established by the Board.

See notes to financial statements.

Payden Mutual Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semi-Annual Report

Statements of Assets & Liabilities

April 30, 2009
Numbers in 000s

	Payden	Payden
	Cash Reserves	Limited	Payden
	Money Market	Maturity	Short Bond
	Fund	Fund	Fund

ASSETS:
Investments, at value*	$696,485	$45,800	$356,061
Affiliated investments, at value**		2,652	2,085
Repurchase agreement, at cost and value	325,000
Foreign cash***
Cash		300
Restricted cash for collateral
Receivable for:
Interest and dividends	2,059	244	2,860
Paydowns		1	215
Investments sold
Fund shares sold	36	9	271
Futures
Swap contracts
Forward currency contracts			1
Receivable from Advisor (Note 3)	20	7
Other assets	240	9	34

Total Assets	1,023,840	49,022	361,527

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts		7	125
Investments purchased		300	2,513
Fund shares redeemed		201	155
Futures			57
Swaps		60
Distributions payable	218	1	74
Accrued expenses:
Investment advisory fees (Note 3)			56
Administration fees (Note 3)	128	8	44
Trustee fees and expenses	14	1	5
Other liabilities	150	69	95

Total Liabilities	510	647	3,124

NET ASSETS	$1,023,330	$48,375	$358,403

NET ASSETS:
Paid in capital	$1,023,388	$61,979	$369,051
Undistributed net investment income (loss)	(54)	(6)	(428)
Undistributed net realized gains (losses) from investments	(4)	(10,276)	(1,254)
Net unrealized appreciation (depreciation) from:
Investments		(3,315)	(8,848)
Translation of assets and liabilities in foreign currencies		(7)	(118)

NET ASSETS	$1,023,330	$48,375	$358,403

Outstanding shares of beneficial interest	1,023,331	5,271	36,307

NET ASSET VALUE — offering and redemption price per share in whole dollars	$1.00	$9.18	$9.87

* Investments, at cost	$1,021,485	$49,055	$364,788
** Affiliated investments, at cost		2,652	2,085
*** Foreign cash, at cost

See notes to financial statements.

Payden Mutual Funds

Payden			Payden		Payden	Payden	Payden
U.S.	Payden	Payden	Corporate	Payden	Tax Exempt	California	Global
Government	GNMA	Core Bond	Bond	High Income	Bond	Municipal Income	Short Bond
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$79,112	$794,677	$446,740	$24,154	$358,803	$15,728	$42,845	$44,647
4,418	25,411	6,981	634	30,347			1,548

	8,335
		250

451	2,960	4,503	341	8,784	215	579	519
63	1,025
	4,878	42	496	838			5
19	1,023	40	390	2,408	5	7	22
4

		165
			7
12	44	40	22	31	9	3	5

84,079	838,353	458,761	26,044	401,211	15,957	43,434	46,746

		132					34
1,500	217,312	25,762	1,138	4,832			303
49	1,644	137		487	4	8
							2

1	72				1	7

11	87	105		83		7	1
10	73	53	3	44	2	5	6
1	5	6	1	3		1	1
34	60	113	17	50	23	27	66

1,606	219,253	26,308	1,159	5,499	30	55	413

$82,473	$619,100	$432,453	$24,885	$395,712	$15,927	$43,379	$46,333

$80,077	$610,721	$473,950	$24,512	$473,026	$15,737	$42,212	$55,292
(59)	(2,333)	233	15	(3,254)	28		37
1,262	278	(35,285)	8	(64,475)	(137)	(114)	(4,740)

1,193	10,434	(6,484)	350	(9,585)	299	1,281	(4,215)
		39					(41)

$82,473	$619,100	$432,453	$24,885	$395,712	$15,927	$43,379	$46,333

7,411	60,735	44,318	2,430	63,774	1,599.8	4,321	4,920

$11.13	$10.19	$9.76	$10.24	$6.20	$9.96	$10.04	$9.42

$77,939	$784,243	$453,224	$23,804	$368,388	$15,429	$41,564	$48,871
4,418	25,411	6,981	634	30,347			1,548

See notes to financial statements.

Semi-Annual Report

Statements of Assets & Liabilities continued

April 30, 2009
Numbers in 000s

	Payden	Payden	Payden
	Global Fixed	Emerging	Value
	Income	Markets Bond	Leaders
	Fund	Fund	Fund

ASSETS:
Investments, at value*	$98,944	$84,526	$30,309
Affiliated investments, at value**	4,161	8,023	577
Repurchase agreement, at cost and value
Foreign cash***	2,480
Cash
Restricted cash for collateral	22	275
Receivable for:
Interest and dividends	1,199	2,097	57
Paydowns
Investments sold	63	1,778
Fund shares sold	97	210	14
Futures		11
Swap contracts		133
Forward currency contracts	117	49
Receivable from Advisor (Note 3)
Other assets	9	14	6

Total Assets	107,092	97,116	30,963

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts	534	41
Investments purchased	3,939	2,589
Fund shares redeemed	53	12	5
Futures	8
Swaps		24
Distributions payable
Accrued expenses:
Investment advisory fees (Note 3)	20	33	12
Administration fees (Note 3)	13	11	4
Trustee fees and expenses	1	1
Other liabilities	67	54	28

Total Liabilities	4,635	2,765	49

NET ASSETS	$102,457	$94,351	$30,914

NET ASSETS:
Paid in capital	$107,651	$110,571	$57,465
Undistributed net investment income (loss)	(527)	756	333
Undistributed net realized gains (losses) from investments	(3,476)	(17,568)	(14,713)
Net unrealized appreciation (depreciation) from:
Investments	(798)	576	(12,171)
Translation of assets and liabilities in foreign currencies	(393)	16

NET ASSETS	$102,457	$94,351	$30,914

Outstanding shares of beneficial interest	12,077	8,133	4,493

NET ASSET VALUE — offering and redemption price per share in whole dollars	$8.48	$11.60	$6.88

* Investments, at cost	$99,121	$84,175	$42,480
** Affiliated investments, at cost	4,753	8,023	577
*** Foreign cash, at cost	2,459

See notes to financial statements.

Payden Mutual Funds

Payden		Metzler/Payden
U.S. Growth	Payden	European	Payden/Wilshire	Payden/Wilshire	Payden/Wilshire	Payden/Wilshire
Leaders	Global Equity	Emerging Markets	Longevity	Longevity	Longevity	Longevity
Fund	Fund	Fund	Fund 2010+	Fund 2020+	Fund 2030+	Fund 2040+

$54,572	$4,268	$119,471	$434	$1,202	$436	$442
2,236	720		192	739	254	268

	73

62	1	181	1	3	1

5,818	532	4,633	12
51	10	12
	35

	56	1
	4		11	10	11	11
8	10	38	1	1	1	1

62,747	5,709	124,336	651	1,955	703	722

		1,161	43
	24	73
5,562		716
104		89

32		35
7	1	14
1		12
63	29	348	30	32	30	30

5,769	54	2,448	73	32	30	30

$56,978	$5,655	$121,888	$578	$1,923	$673	$692

$112,041	$11,688	$353,057	$824	$2,593	$1,473	$1,853
275	3	(742)	(3)	(5)	(4)	(1)
(56,949)	(6,406)	(165,742)	(56)	(312)	(633)	(904)

1,611	329	(64,633)	(187)	(353)	(163)	(256)
	41	(52)

$56,978	$5,655	$121,888	$578	$1,923	$673	$692

9,677	1,086	8,326	81.1	274.2	105.4	121.2

$5.89	$5.21	$14.64	$7.13	$7.01	$6.39	$5.71

$52,961	$4,303	$184,104	$553	$1,410	$518	$583
2,236	720		260	884	335	383
	70

See notes to financial statements.

Semi-Annual Report

Statements of Operations

Period ended April 30, 2009
Dollars in 000s

	Payden Cash	Payden
	Reserves	Limited	Payden
	Money Market	Maturity	Short Bond
	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income (Note 2)	$7,201	$1,075	$7,182
Dividend income	26
Dividend income from affiliated investment (Note 2)		31	71
Foreign tax withholdings

Investment Income	7,227	1,106	7,253

EXPENSES:
Investment advisory fees (Note 3)	823	106	495
Sub-advisory fees (Note 3)
Administration fees (Note 3)	823	57	265
Shareholder servicing fees		50	49
Distribution fees (Note 3)
Custodian fees	38	9	23
Transfer agent fees	62	10	33
Registration and filing fees	35	12	13
Trustee fees and expenses	101	9	32
Printing and mailing costs	71	2	20
Legal fees	29	3	11
Publication expense	13	4	7
Pricing fees	1	3	5
Fund accounting fees	104	9	34
Insurance	286	5	15
Audit fees	21	19	21
Interest expense (Note 2)
Other expenses	11	1	3
Expenses previously deferred (Note 3)

Gross Expenses	2,418	299	1,026
Custodian credits (Note 2)
Expense subsidy (Note 3)	(809)	(110)	(89)

Net Expenses	1,609	189	937

Net Investment Income	5,618	917	6,316

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Affiliated investments
Investments	96	(2,065)	1,259
Foreign currency transactions		(29)	(637)
Futures contracts			878
Swap contracts		(9)
Change in net unrealized appreciation (depreciation) from:
Affiliated investments
Investments		1,012	5,335
Translation of assets and liabilities in foreign currencies		23	(1,438)
Futures contracts			(121)
Swap contracts		(14)

Net Realized and Unrealized Gains (Losses)	96	(1,082)	5,276

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,714	$(165)	$11,592

(1)	Fund commenced operations on March 12, 2009.

See notes to financial statements.

Payden Mutual Funds

Payden			Payden		Payden	Payden	Payden
U.S.	Payden	Payden	Corporate	Payden	Tax Exempt	California	Global
Government	GNMA	Core Bond	Bond	High Income	Bond	Municipal Income	Short Bond
Fund	Fund	Fund	Fund(1)	Fund	Fund	Fund	Fund

$1,193	$8,577	$11,510	$104	$12,060	$278	$886	$1,224

8	197	41	1	199			6

1,201	8,774	11,551	105	12,259	278	886	1,230

100	592	583	8	473	23	71	80

54	329	313	3	203	11	33	40
10	67	6		50		1	31

8	23	19	2	10	2	3	12
13	33	28	2	26	7	9	10
10	10	11		13	6	1	8
6	28	39	1	18	1	4	6
5	33	15	1	14	1	3	1
2	9	14		9		1	2
2	4	11		5	2	2	3
3	7	9	1	9	3	3	5
8	40	40	2	24	3	6	7
2	9	19		7	1	2	2
13	21	23	10	15	14	14	18
							3
1	4	4		2			1
		117		34

237	1,209	1,251	30	912	74	153	229
		(1)
(23)	(113)		(15)		(34)	(31)	(40)

214	1,096	1,250	15	912	40	122	189

987	7,678	10,301	90	11,347	238	764	1,041

1,229	4,046	(1,975)	8	(17,917)	33	5	(2,670)
		(448)					1,002
47		(433)					68
		55		(155)

748	17,410	30,122	350	43,993	552	2,187	2,789
		40					(1,191)
20		(35)					9

2,044	21,456	27,326	358	25,921	585	2,192	7

$3,031	$29,134	$37,627	$448	$37,268	$823	$2,956	$1,048

See notes to financial statements.

Semi-Annual Report

Statements of Operations continued

Period ended April 30, 2009
Dollars in 000s

	Payden	Payden	Payden
	Global Fixed	Emerging	Value
	Income	Markets Bond	Leaders
	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income (Note 2)	$1,703	$2,999
Dividend income			$547
Dividend income from affiliated investment (Note 2)	172	57	3
Foreign tax withholdings

Investment Income	1,875	3,056	550

EXPENSES:
Investment advisory fees (Note 3)	145	182	78
Sub-advisory fees (Note 3)
Administration fees (Note 3)	72	61	23
Shareholder servicing fees	38	10	1
Distribution fees (Note 3)
Custodian fees	26	20	3
Transfer agent fees	15	14	19
Registration and filing fees	10	9	8
Trustee fees and expenses	8	8	4
Printing and mailing costs	6	3
Legal fees	3	3	1
Publication expense	3	3	3
Pricing fees	9	2
Fund accounting fees	11	10	5
Insurance	3		2
Audit fees	19	19	13
Interest expense (Note 2)
Other expenses	1
Expenses previously deferred (Note 3)		2

Gross Expenses	369	346	160
Custodian credits (Note 2)
Expense subsidy (Note 3)	(32)		(35)

Net Expenses	337	346	125

Net Investment Income	1,538	2,710	425

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Affiliated investments
Investments	(2,256)	(4,304)	(4,263)
Foreign currency transactions	867	(196)
Futures contracts	235	717	192
Swap contracts	48	(172)
Change in net unrealized appreciation (depreciation) from:
Affiliated investments	178
Investments	7,343	15,741	(959)
Translation of assets and liabilities in foreign currencies	(2,228)	(87)
Futures contracts	(21)	94
Swap contracts		182

Net Realized and Unrealized Gains (Losses)	4,166	11,975	(5,030)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,704	$14,685	$(4,605)

See notes to financial statements.

Payden Mutual Funds

Payden		Metzler/Payden
U.S. Growth	Payden	European	Payden/Wilshire	Payden/Wilshire	Payden/Wilshire	Payden/Wilshire
Leaders	Global Equity	Emerging Markets	Longevity	Longevity	Longevity	Longevity
Fund	Fund	Fund	Fund 2010+	Fund 2020+	Fund 2030+	Fund 2040+

	$36		$(6)	$(10)	$(6)	$(1)
$589	13	$107	5	15	13	17
9	9		3	9	5	6
(5)		7

593	58	114	2	14	12	22

191	29	428
			17	17	17	17
48	4	85		1	1	1
26	2	33
			1	2	1	2
14	10	152	3	4	3	2
11	7	101	8	11	10	10
10	12	18	7	7	7	7
8	1	34
1		1
2		87
3		3
		4
7	3	20	20	20	20	20
5	5	23
14	16	19	12	12	12	12

				2

340	89	1,008	68	76	71	71

(22)	(44)	(152)	(65)	(67)	(66)	(66)

318	45	856	3	9	5	5

275	13	(742)	(1)	5	7	17

			(5)	(5)	(146)	(246)
(6,889)	(599)	(119,912)	(46)	(73)	(381)	(580)
	(258)	1,482
314	(1,727)

			2	2	118	178
625	338	108,980	60	103	326	425
	198	(2,363)
	1,103

(5,950)	(945)	(11,813)	11	27	(83)	(223)

$(5,675)	$(932)	$(12,555)	$10	$32	$(76)	$(206)

See notes to financial statements.

Semi-Annual Report

Statements of Changes in Net Assets

Six months ended April 30, 2009 and year ended October 31, 2008
Numbers in 000s

	Payden Cash Reserves		Payden Limited		Payden Short
	Money Market Fund		Maturity Fund		Bond Fund
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$5,618	$27,254	$917	$4,827	$6,316	$13,087
Net realized gains (losses) on investments	96	64	(2,103)	(3,671)	1,500	5,559
Change in net unrealized appreciation/(depreciation)			1,021	(2,123)	3,776	(12,878)
Reimbursement from affiliate for investment transactions

Change in Net Assets Resulting from Operations	5,714	27,318	(165)	(967)	11,592	5,768

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,618)	(27,254)	(915)	(4,561)	(6,672)	(12,111)
Net realized gains from investments						(35)
Return of capital				(139)		(1,065)

Change in Net Assets from Distributions to Shareholders	(5,618)	(27,254)	(915)	(4,700)	(6,672)	(13,211)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	18,581,335	32,163,832	21,640	71,325	87,739	184,902
Reinvestment of distributions	3,045	16,110	903	4,590	6,248	12,565
Cost of fund shares redeemed	(18,619,312)	(31,728,237)	(66,168)	(126,650)	(83,677)	(187,281)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	(34,932)	451,705	(43,625)	(50,735)	10,310	10,186

Total Change in Net Assets	(34,836)	451,769	(44,705)	(56,402)	15,230	2,743

NET ASSETS:
Beginning of period	1,058,166	606,397	93,080	149,482	343,173	340,430

End of period	$1,023,330	$1,058,166	$48,375	$93,080	$358,403	$343,173

Accumulated net investment income/(loss)	$(54)	$(54)	$(6)	$(8)	$(428)	$(72)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	1,058,263	606,558	10,048	15,472	35,250	34,214

Shares sold	18,581,335	32,163,832	2,374	7,444	8,999	18,415
Shares issued in reinvestment of distributions	3,045	16,110	99	484	639	1,258
Shares redeemed	(18,619,312)	(31,728,237)	(7,250)	(13,352)	(8,581)	(18,637)

Change in shares outstanding	(34,932)	451,705	(4,777)	(5,424)	1,057	1,036

Outstanding shares at end of period	1,023,331	1,058,263	5,271	10,048	36,307	35,250

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	13,454	45,374	123,094	134,731
Sale of investments (excluding government)	—	—	26,599	69,733	56,187	173,931
Purchase of government securities	—	—	8,924	19,949	105,483	241,676
Sale of government securities	—	—	20,839	9,954	113,038	183,117

(1)	Fund commenced operations on March 12, 2009.

See notes to financial statements.

Payden Mutual Funds

						Payden Corporate
Payden U.S. Government Fund		Payden GNMA Fund		Payden Core Bond Fund		Bond Fund	Payden High Income Fund
2009	2008	2009	2008	2009	2008	2009(1)	2009	2008

$987	$2,127	$7,678	$8,023	$10,301	$23,963	$90	$11,347	$14,575
1,276	2,363	4,046	6,015	(2,801)	(1,415)	8	(18,072)	(9,881)
768	(164)	17,410	(7,262)	30,127	(40,082)	350	43,993	(49,578)

3,031	4,326	29,134	6,776	37,627	(17,534)	448	37,268	(44,884)

(1,045)	(2,128)	(9,974)	(10,427)	(10,470)	(24,653)	(75)	(14,601)	(14,843)
(434)	(11)		(9)			—
								(707)

(1,479)	(2,139)	(9,974)	(10,436)	(10,470)	(24,653)	(75)	(14,601)	(15,550)

32,048	95,012	426,885	139,909	50,656	34,389	24,446	229,349	88,016
1,471	2,085	9,599	9,671	10,406	24,406	74	10,515	14,065
(16,188)	(91,538)	(69,155)	(76,160)	(44,795)	(315,185)	(8)	(46,841)	(116,645)
							13	24

17,331	5,559	367,329	73,420	16,267	(256,390)	24,512	193,036	(14,540)

18,883	7,746	386,489	69,760	43,424	(298,577)	24,885	215,703	(74,974)

63,590	55,844	232,611	162,851	389,029	687,606	—	180,009	254,983

$82,473	$63,590	$619,100	$232,611	$432,453	$389,029	$24,885	$395,712	$180,009

$(59)	$(1)	$(2,333)	$(37)	$233	$(402)	$15	$(3,254)	$—

5,845	5,286	24,168	16,745	42,645	68,284	—	30,734	31,568

2,893	8,758	42,446	14,218	5,261	3,437	2,424	39,260	12,510
133	192	950	984	1,079	2,461	7	1,795	1,908
(1,460)	(8,391)	(6,829)	(7,779)	(4,667)	(31,537)	(1)	(8,015)	(15,252)

1,566	559	36,567	7,423	1,673	(25,639)	2,430	33,040	(834)

7,411	5,845	60,735	24,168	44,318	42,645	2,430	63,774	30,734

—	—	—	2,014	151,587	285,197	22,218	192,267	33,866
—	—	—	—	136,005	385,384	—	15,334	74,758
70,390	140,889	496,807	179,447	55,387	1,479,625	7,564	30,935	1,043
50,647	138,907	85,287	65,448	52,176	1,620,374	5,981	19,316	1,030

See notes to financial statements.

Semi-Annual Report

Statements of Changes in Net Assets continued

Six months ended April 30, 2009 and year ended October 31, 2008
Numbers in 000s

	Payden Tax Exempt Bond Fund		Payden California Municipal Income Fund		Payden Global Short Bond Fund
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$238	$494	$764	$1,658	$1,041	$3,357
Net realized gains (losses) on investments	33	(133)	5	(42)	(1,600)	(110)
Change in net unrealized appreciation/(depreciation)	552	(369)	2,187	(1,731)	1,607	(4,970)
Reimbursement from affiliate for investment transactions

Change in Net Assets Resulting from Operations	823	(8)	2,956	(115)	1,048	(1,723)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(238)	(494)	(764)	(1,658)	(1,004)	(3,217)
Net realized gains from investments	—	—	—	—
Return of capital						(14)

Change in Net Assets from Distributions to Shareholders	(238)	(494)	(764)	(1,658)	(1,004)	(3,231)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	4,548	6,405	11,718	9,432	1,914	32,002
Reinvestment of distributions	233	483	734	1,603	939	3,035
Cost of fund shares redeemed	(2,670)	(7,177)	(16,280)	(9,696)	(25,516)	(80,862)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	2,111	(289)	(3,828)	1,339	(22,663)	(45,825)

Total Change in Net Assets	2,696	(791)	(1,636)	(434)	(22,619)	(50,779)

NET ASSETS:
Beginning of period	13,231	14,022	45,015	45,449	68,952	119,731

End of period	$15,927	$13,231	$43,379	$45,015	$46,333	$68,952

Accumulated net investment income/(loss)	$28	$28	$—	$(119)	$37	$756

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	1,386	1,421	4,698	4,573	7,351	11,889

Shares sold	466	654	1,197	949	203	3,217
Shares issued in reinvestment of distributions	24	49	74	162	100	308
Shares redeemed	(276)	(738)	(1,648)	(986)	(2,734)	(8,063)

Change in shares outstanding	214	(35)	(377)	125	(2,431)	(4,538)

Outstanding shares at end of period	1,600	1,386	4,321	4,698	4,920	7,351

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	3,404	6,611	5,077	7,278	11,453	42,404
Sale of investments (excluding government)	1,391	7,177	6,458	8,112	20,638	70,831
Purchase of government securities	—	99	—	1,254	8,577	41,862
Sale of government securities	—	100	—	1,291	16,964	41,579

(2)	Fund commenced operations on March 31, 2008.

See notes to financial statements.

Payden Mutual Funds

Payden Global Fixed				Payden Value		Payden U.S. Growth		Payden Global
Income Fund		Payden Emerging Markets Bond Fund		Leaders Fund		Leaders Fund		Equity Fund
2009	2008	2009	2008	2009	2008	2009	2008	2009	2008(2)

$1,538	$3,405	$2,710	$6,549	$425	$1,309	$275	$80	$13	$41
(1,106)	2,157	(3,955)	(6,070)	(4,071)	(10,642)	(6,575)	(50,294)	(2,584)	(3,807)
5,272	(8,127)	15,930	(22,255)	(959)	(19,968)	625	(17,606)	1,639	(1,269)

5,704	(2,565)	14,685	(21,776)	(4,605)	(29,301)	(5,675)	(67,820)	(932)	(5,035)

(2,065)	(5,247)	(1,954)	(6,983)	(471)	(1,497)		(80)	(32)	(34)
(630)	—				(2,881)		(6,376)
			(1,507)				(532)

(2,695)	(5,247)	(1,954)	(8,490)	(471)	(4,378)		(6,988)	(32)	(34)

17,115	34,200	18,034	18,069	6,579	13,020	9,973	78,283	493	17,432
2,519	4,776	1,887	8,163	460	4,210		6,836	32	34
(10,861)	(35,265)	(11,511)	(80,975)	(7,271)	(30,238)	(33,148)	(55,117)	(3,487)	(2,817)
		5	6	2		4	5	1

8,773	3,711	8,415	(54,737)	(230)	(13,008)	(23,171)	30,007	(2,961)	14,649

11,782	(4,101)	21,146	(85,003)	(5,306)	(46,687)	(28,846)	(44,801)	(3,925)	9,580

90,675	94,776	73,205	158,208	36,220	82,907	85,824	130,625	9,580	—

$102,457	$90,675	$94,351	$73,205	$30,914	$36,220	$56,978	$85,824	$5,655	$9,580

$(527)	$—	$756	$—	$333	$379	$275	$—	$3	$22

11,045	10,649	7,389	11,679	4,611	5,854	13,940	11,555	1,710	—

2,013	3,912	1,648	1,390	941	1,150	1,758	8,462	104	2,030
296	552	173	650	65	339	—	640	6	3
(1,277)	(4,068)	(1,077)	(6,330)	(1,124)	(2,732)	(6,021)	(6,717)	(734)	(323)

1,032	396	744	(4,290)	(118)	(1,243)	(4,263)	2,385	(624)	1,710

12,077	11,045	8,133	7,389	4,493	4,611	9,677	13,940	1,086	1,710

45,075	174,770	53,895	93,019	7,975	62,211	58,474	497,315	2,763	8,159
38,221	167,797	38,241	152,485	8,550	82,297	76,484	484,726	2,887	4,007
28,764	95,836	—	89,965	—	—	—	—	—	—
31,072	96,153	1,090	92,855	—	—	—	—	—	—

See notes to financial statements.

Semi-Annual Report

Statements of Changes in Net Assets continued

Six months ended April 30, 2009 and year ended October 31, 2008
Numbers in 000s

	Metzler/Payden		Payden/Wilshire
	European Emerging		Longevity
	Market Fund		Fund 2010+
	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(742)	$3,750	$(1)	$44
Net realized gains (losses) on investments	(118,430)	(50,333)	(51)	(3)
Change in net unrealized appreciation/(depreciation)	106,617	(288,832)	62	(329)
Reimbursement from affiliate for investment transactions

Change in Net Assets Resulting from Operations	(12,555)	(335,415)	10	(288)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income		(782)	(28)	(25)
Net realized gains from investments		(51,974)		(13)
Return of capital

Change in Net Assets from Distributions to Shareholders	—	(52,756)	(28)	(38)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	9,341	187,961	3	658
Reinvestment of distributions		50,857	28	38
Cost of fund shares redeemed	(42,035)	(290,577)	(62)	(1,718)
Proceeds from redemption fees (Note 3)	12	137

Change in Net Assets from Capital Transactions	(32,682)	(51,622)	(31)	(1,022)

Total Change in Net Assets	(45,237)	(439,793)	(49)	(1,348)

NET ASSETS:
Beginning of period	167,125	606,918	627	1,975

End of period	$121,888	$167,125	$578	$627

Accumulated net investment income/(loss)	$(742)	$—	$(3)	$26

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	11,147	14,344	85	186

Shares sold	776	5,342	1	67
Shares issued in reinvestment of distributions	—	1,367	4	4
Shares redeemed	(3,597)	(9,906)	(9)	(172)

Change in shares outstanding	(2,821)	(3,197)	(4)	(101)

Outstanding shares at end of period	8,326	11,147	81	85

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	55,468	980,311	87	302
Sale of investments (excluding government)	90,951	1,096,884	74	892
Purchase of government securities	—	—	27	388
Sale of government securities	—	—	64	790

See notes to financial statements.

Payden Mutual Funds

Payden/Wilshire		Payden/Wilshire		Payden/Wilshire
Longevity		Longevity		Longevity
Fund 2020+		Fund 2030+		Fund 2040+
2009	2008	2009	2008	2009	2008

$5	$60	$7	$58	$17	$41
(78)	(234)	(527)	(105)	(826)	(78)
105	(539)	444	(775)	603	(994)

32	(713)	(76)	(822)	(206)	(1,031)

(50)	(25)	(35)	(36)	(30)	(27)
	(13)		(14)		(12)

(50)	(38)	(35)	(50)	(30)	(39)

232	1,668	139	449	55	434
50	38	35	50	30	39
(37)	(1,154)	(731)	(1,117)	(677)	(78)

245	552	(557)	(618)	(592)	395

227	(199)	(668)	(1,490)	(828)	(675)

1,696	1,895	1,341	2,831	1,520	2,195

$1,923	$1,696	$673	$1,341	$692	$1,520

$(5)	$40	$(4)	$24	$(1)	$12

236	179	198	266	246	205

36	182	23	46	11	47
7	3	5	5	5	4
(5)	(128)	(121)	(119)	(141)	(10)

38	57	(93)	(68)	(125)	41

274	236	105	198	121	246

372	1,618	197	690	152	828
167	1,085	650	1,081	752	386
103	730	21	268	16	28
143	683	147	413	25	2

See notes to financial statements.

Semi-Annual Report

Notes to Financial Statements

April 30, 2009

1.  Organization and Related Matters

The Payden & Rygel Investment Group (the “P&R Group” or “Paydenfunds” and “Longevity Funds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its twenty-one funds (each a “Fund,” collectively the “P&R Funds”) is a series of the P&R Group, and is authorized to issue unlimited shares at $0.001 par value. This report includes twenty of the Funds. The Payden/Kravitz Cash Balance Plan Fund is contained in a separate report. Each of the P&R Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

The Metzler/Payden Investment Group (the “MP Group”) is an open-end registered investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Its fund (a “Fund,” or the “MP Fund”) is a series of the MP Group. The MP Group commenced operations on December 30, 2002. The Fund is able to issue unlimited shares at $0.001 par value, and has been classified as non-diversified.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the repotted amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security

Payden Mutual Funds

using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, the two tax exempt funds and the Longevity Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

The Payden Limited Maturity, Short Bond, Core Bond, High Income, Global Short Bond, Global Fixed Income, Emerging Markets Bond, U.S. Growth Leaders, Global Equity, and the MP Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.

These Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Cash Reserves Money Market Fund and the Longevity Funds) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result,

Semi-Annual Report

Notes to Financial Statements continued

bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds held no options at the end of the period.

Futures Contracts

The Funds (except the Cash Reserves Money Market Fund and the Longevity Funds) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as requited by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Funds (except the Cash Reserves Money Market Fund) may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Funds may enter into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns.

The Payden Limited Maturity, and Emerging Markets Bond Funds have entered into one or more of the following interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Pays	Fund Receives	Counterparty

5.503%	3M US Libor	CSFB
28D TIIE	8.74%	Deutsche Bank
3M Teblor	4.66%	Citigroup

TBA Sale Commitment

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain

Payden Mutual Funds

circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

The U.S. Treasury Department established a Temporary Guarantee Program from Money Market Funds (the “Program”). Under the Program, the U.S. Treasury will guarantee to investors in participating money market funds that they receive $1.00 for each fund share held by them as of the close of business on September 19, 2008. The guarantee will be triggered if the participating money market fund’s net asset value per share falls below $0.995, commonly referred to as “breaking the buck.” The Payden Cash Reserves Money Market Fund participated in the initial period and has renewed its participation through September 18, 2009.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) Value Leaders, U.S. Growth Leaders, Global Equity and MP Fund, which are declared and paid semi-annually, (ii) the Longevity Funds, which are declared and paid annually, and (iii) the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Funds tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

During the year the Funds adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes,” as of and during the period ended October 31, 2008, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Line of Credit

The Paydenfunds have entered into a Credit Agreement with Deutsche Bank AG and The Bank of New York Mellon NA under which the banks have agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may nor exceed $60 million. During the period the Payden Global Short Bond Fund borrowed from the facility. The interest expense is recorded in the Statement of Operations. No other Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Semi-Annual Report

Notes to Financial Statements continued

Affiliated Investment

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the statements of operations. The table below details the transactions of each Fund in affiliated Funds.

	Market Value				Market Value
Fund	October 31, 2008	Purchase	Sales	Dividends	April 30, 2009

Investments in Cash Reserves Money Market
Limited Maturity	$7,967,901	$650,619,082	$655,934,983	$30,842	$2,652,000
Short Bond	21,393,826	1,477,228,811	1,496,537,863	71,320	2,084,774
U.S. Government	1,574,924	201,702,766	198,859,642	7,536	4,418,048
GNMA	6,933,228	5,311,289,267	5,292,811,385	196,569	25,411,110
Core Bond	6,080,194	1,082,683,387	1,081,783,061	41,063	6,980,520
Corporate Bond	—	69,570,048	68,936,348	1,597	633,700
High Income	17,188,727	4,718,833,837	4,705,675,972	198,575	30,346,592
Global Short Bond	777,282	172,212,446	171,441,298	6,164	1,548,430
Global Fixed Income	1,008,495	365,434,699	365,517,594	15,415	925,600
Emerging Markets Bond	10,991,131	1,219,516,442	1,222,484,075	56,800	8,023,498
Value Leaders	148,004	70,817,902	70,388,603	2,957	577,303
U.S. Growth Leaders	7,082,865	195,180,502	200,027,088	8,911	2,236,279
Global Equity	5,385,833	165,834,071	170,499,717	8,824	720,187
P/W Longevity 2010+	2,465	1,017,058	1,019,522	38	1
P/W Longevity 2020+	7,584	4,501,903	4,452,044	149	57,443
P/W Longevity 2030+	10,731	1,297,265	1,295,194	54	12,802
P/W Longevity 2040+	8,784	1,655,006	1,651,213	70	12,577
Investments in Core Bond
P/W Longevity 2010+	$14,033	$3,433	$3,781	$341	$16,051
P/W Longevity 2020+	56,093	11,867	9,390	1,421	62,529
P/W Longevity 2030+	44,347	4,853	27,169	850	25,101
P/W Longevity 2040+	25,213	6,655	14,423	519	19,095
Investments in Global Fixed Income
P/W Longevity 2010+	$32,273	$2,259	$9,325	$635	$28,844
P/W Longevity 2020+	76,657	8,571	16,980	1,588	70,939
P/W Longevity 2030+	45,272	1,118	26,320	786	21,799
P/W Longevity 2040+	34,736	8,126	25,073	729	18,973
Investments in GNMA
P/W Longevity 2010+	$46,939	$1,137	$21,458	$957	$32,127
P/W Longevity 2020+	173,423	19,285	61,233	3,728	141,734
P/W Longevity 2030+	99,115	2,061	76,108	1,651	30,460
P/W Longevity 2040+	79,106	—	69,476	1,300	13,885
Investments in High Income
Global Fixed Income	$3,057,307	$—	$—	$156,517	$3,234,693

Payden Mutual Funds

	Market Value				Market Value
Fund	October 31, 2008	Purchase	Sales	Dividends	April 30, 2009

Investments in U.S. Growth Leaders
P/W Longevity 2010+	$57,953	$8,743	$7,797	$—	$62,013
P/W Longevity 2020+	170,053	37,769	3,902	—	200,099
P/W Longevity 2030+	176,056	13,124	87,019	—	87,599
P/W Longevity 2040+	233,370	2,706	106,536	—	101,965
Investments in Value Leaders
P/W Longevity 2010+	$42,248	$18,814	$7,553	$524	$52,610
P/W Longevity 2020+	161,213	64,658	3,902	2,149	206,020
P/W Longevity 2030+	127,674	40,690	68,474	1,616	76,423
P/W Longevity 2040+	207,912	32,021	91,134	2,635	101,317

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Redemption Fee

The High Income, Emerging Markets Bond, Value Leaders, U.S. Growth Leaders, Global Equity and the MP Fund employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than thirty days.

The fees for the period are added to paid in capital and are disclosed in the statements of changes in net assets.

Other

Shared expenses incurred by the Funds are allocated on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.	Related Party Transactions

Payden & Rygel and Metzler/Payden (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets						3 Year
	Between	Between	Between			Current	Deferred
	0—500	0.5—1	1—2	Over 2	Expense	Voluntary	Expense
	Million	Billion	Billion	Billion	Guarantee	Expense Limit*	Subsidy

Payden Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	$3,793,705
Payden Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%	790,013
Payden Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	616,378
Payden U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	254,672
Payden GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	429,486
Payden Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	247,223
Payden Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	15,388
Payden High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	22,618
Payden Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%	259,141
Payden California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%	211,415
Payden Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	211,046
Payden Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	154,583
Payden Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%	—
Payden Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	153,838
Payden U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	65,470
Payden Global Equity	0.95%	0.95%	0.95%	0.95%	1.50%	n/a	114,905

Semi-Annual Report

Notes to Financial Statements continued

	Adviser Fees Based on Assets							3 Year
	Between	Between	Between				Current	Deferred
	0—500	0.5—1	1—2		Over 2	Expense	Voluntary	Expense
	Million	Billion	Billion		Billion	Guarantee	Expense Limit*	Subsidy

Metzler/Payden European Emerging Markets	0.75%	0.75%	0.75%		0.75%	1.50%	n/a	$355,994
Payden/Wilshire Longevity Fund 2010+				See below		1.40%	1.15%	261,417
Payden/Wilshire Longevity Fund 2020+				See below		1.40%	1.15%	264,246
Payden/Wilshire Longevity Fund 2030+				See below		1.40%	1.15%	264,706
Payden/Wilshire Longevity Fund 2040+				See below		1.40%	1.15%	262,589

*	Limit effective February 28, 2009

Payden & Rygel (the “Adviser”) provides investment advisory services to the Longevity Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate of 0.10% for the passive fixed income assets over which it has day-to-day investment management responsibility.

Wilshire Associates (the “Sub-adviser”) provides day-to-day investment management to the Longevity Funds including asset allocation through its investment programs. Under the terms of the investment sub-advisory agreement, Wilshire Associates is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate of 0.15%, subject to a combined annual minimum fee of $150,000.

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes); will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 27, 2010 (exclusive of interest and taxes). For the Longevity Funds the Adviser has agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including indirect fees and expenses of each underlying fund or ETF, but exclusive of interest and taxes, will not exceed the expense guarantee of that Fund’s average daily net assets on an annualized basis.

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is nor considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Paydenfunds and MP Fund, Payden & Rygel Distributors is not entitled to receive any fees from the Funds. The Longevity Funds have adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Funds, at an annualized rate of 0.25%.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4.  Fair Value Measurement

Financial Accounting Standard No. 157 (FAS 157), establishes a hierarchy for the various inputs used in determining the value of the Fund’s investments and other financial instruments. However, the inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

Payden Mutual Funds

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments and other financial instruments (numbers in 000s):

Table 1.

	Investments in Securities
	Level 1		Level 2		Level 3
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total

Payden Cash Reserves Money Market	$—	$—	$1,021,485	$—	$—	$—	$1,021,485
Payden Limited Maturity	2,652	—	45,800	—	—	—	48,452
Payden Short Bond	2,085	—	356,061	—	—	—	358,146
Payden U.S. Government	4,418	—	79,112	—	—	—	83,530
Payden GNMA	25,411	—	794,677	—	—	—	820,088
Payden Core Bond	6,981	—	446,740	—	—	—	453,721
Payden Corporate Bond	634	—	24,154	—	—	—	24,788
Payden High Income	30,347	—	358,803	—	—	—	389,150
Payden Tax Exempt Bond	482	—	15,246	—	—	—	15,728
Payden California Municipal Income	634	—	42,211	—	—	—	42,845
Payden Global Short Bond	1,548	—	44,647	—	—	—	46,195
Payden Global Fixed Income	4,161	—	98,944	—	—	—	103,105
Payden Emerging Markets Bond	8,023	—	84,526	—	—	—	92,549
Payden Value Leaders	30,886	—	—	—	—	—	30,886
Payden U.S. Growth Leaders	56,808	—	—	—	—	—	56,808
Payden Global Equity	2,575	—	2,413	—	—	—	4,988
Metzler/Payden European Emerging Markets	117,238	—	—	—	2,233	—	119,471
Payden/Wilshire Longevity 2010+	415	—	198	—	13	—	626
Payden/Wilshire Longevity 2020+	1,481	—	403	—	57	—	1,941
Payden/Wilshire Longevity 2030+	573	—	93	—	24	—	690
Payden/Wilshire Longevity 2040+	656	—	16	—	38	—	710

Table 1a.

	Other Financial Instruments*
	Level 1		Level 2		Level 3
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total

Payden Limited Maturity	$—	$—	$—	$(67)	$—	$—	$(67)
Payden Short Bond	—	(121)	1	(125)	—	—	(245)
Payden U.S. Government	20	—	—	—	—	—	20
Payden Core Bond	—	—	165	(132)	—	—	33
Payden Global Short Bond	31	(22)	—	(35)	—	—	(26)
Payden Global Fixed Income	—	(29)	117	(534)	—	—	(446)
Payden Emerging Markets Bond	116	—	182	(65)	—	—	233
Payden Global Equity	364	—	56	(24)	—	—	396
Metzler/Payden European Emerging Markets	—	—	1	(73)	—	—	(72)

*	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Semi-Annual Report

Notes to Financial Statements continued

Table 1b.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Metzler/Payden	Payden/Wilshire	Payden/Wilshire	Payden/Wilshire	Payden/Wilshire
	European Emerging	Longevity	Longevity	Longevity	Longevity
Investments in Securities	Markets	2010+	2020+	2030+	2040+

Balance as of 10/31/2008	$1,927	$—	$—	$—	$—
Realized gain (loss)*	—	—	—	—	—
Change in unrealized appreciation (depreciation)**	27	—	—	—	—
Net purchases (sales)	—	—	—	—	—
Transfers in and/or out of Level 3	279	13	57	24	38

Balance as of 4/30/2009	$2,233	$13	$57	$24	$38

*	The realized gains and losses on these securities are included in the Statements of Operations in realized gains (losses) from investments.

**	The change in unrealized appreciation (depreciation) on these securities are included in the Statement of Operations in change in net unrealized appreciation (depreciation) from investments.

5.	Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact on the financial statements and the accompanying notes.

During September, 2008 FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a Fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. The adoption of the Amendment did not have an impact on the Fund’s financial statement disclosures due to the current Fund holdings.

6.	Pending Litigation

In December 2007, the Payden High Income Fund and Payden Opportunity Bond Fund (collectively, the “Funds”) were served in a suit brought by the Adelphia Recovery Trust alleging wrong-doing by various defendants in connection with syndicated loans made to the Adelphia Communications Corporation and its affiliates. The defendants included, among others, the Syndicate Lenders, which were the banks who made the original loans, as well as the Assignees, which were entities, including the Funds, that purchased portions of the Adelphia bank debt after the original issue date pursuant to assignment agreements. The Assignees moved to dismiss the action in its entirety, which the judge presiding over the matter granted, and on December 8, 2008, a judgment to that effect was entered. The Adelphia Recovery Trust may appeal the decision.

7.	Fund Termination

On December 16, 2008 the Board of Trustees voted to close the Payden Opportunity Bond and Payden Market Return Funds. On January 30, 2009 the Funds closed and assets were transferred to other Funds or distributed in cash.

On January 2, 2009 the Board of Trustees voted to close the Metzler/Payden International Real Estate Fund and on January 13, 2009 the Board of Trustees voted to close the Metzler/Payden European Leaders Fund. On March 20, 2009 both Funds closed and assets were transferred to other Funds or distributed in cash.

Payden Mutual Funds

Financial Highlights

For the share outstanding for the periods ended April 30, 2009 and October 31st

	Payden Cash Reserves Money Market Fund
	2009	2008	2007	2006	2005

Net asset value — beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment activities:
Net investment income	0.01	0.03	0.05	0.05	0.03
Net realized and unrealized gains (losses)	0.00 (1)	0.00 (1)

Total from investment activities	0.01	0.03	0.05	0.05	0.03

Distributions to shareholders:
From net investment income	(0.01)	(0.03)	(0.05)	(0.05)	(0.03)
From net realized gains

Total distributions to shareholders	(0.01)	(0.03)	(0.05)	(0.05)	(0.03)

Net asset value — end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.51%	2.76%	5.16%	4.64%	2.64%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,023,330	$1,058,166	$606,397	$607,429	$346,878
Ratio of gross expense to average net assets	0.44%	0.37%	0.36%	0.35%	0.32%
Ratio of net expense to average net assets	0.29%	0.24%	0.20%	0.20%	0.20%
Ratio of investment income less gross expenses to average net assets	0.88%	2.40%	4.88%	4.48%	2.51%
Ratio of net investment income to average net assets	1.03%	2.53%	5.04%	4.63%	2.63%
Portfolio turnover rate	n/a	n/a	n/a	n/a	n/a

The Fund commenced operations on December 17, 1997.

	Payden Limited Maturity Fund
	2009	2008	2007		2006	2005

Net asset value — beginning of period	$9.26	$9.66	$9.88		$9.86	$9.92

Income (loss) from investment activities:
Net investment income	0.11	0.33	0.49		0.42	0.25
Net realized and unrealized gains (losses)	(0.08)	(0.41)	(0.22)		0.01	(0.04)

Total from investment activities	0.03	(0.08)	0.27		0.43	0.21

Distributions to shareholders:
From net investment income	(0.11)	(0.31)	(0.49)		(0.40)	(0.27)
From net realized gains
Return of capital		(0.01)	(0.00	)(1)	(0.01)

Total distributions to shareholders	(0.11)	(0.32)	(0.49)		(0.41)	(0.27)

Net asset value — end of period	$9.18	$9.26	$9.66		$9.88	$9.86

Total return	0.31%	(0.85)%	2.76%		4.41%	2.10%

Ratios/supplemental data:
Net assets, end of period (000s)	$48,375	$93,080	$149,482		$164,321	$294,214
Ratio of gross expense to average net assets	0.79%	0.63%	0.55%		0.51%	0.46%
Ratio of net expense to average net assets	0.50%	0.47%	0.41%		0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	2.14%	3.43%	4.86%		4.05%	2.44%
Ratio of net investment income to average net assets	2.43%	3.59%	5.00%		4.16%	2.50%
Portfolio turnover rate	71%	73%	100%		63%	99%

The Fund commenced operations on May 1, 1994.

(1)	Amount is less than $0.005

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2009 and October 31st

	Payden Short Bond Fund
	2009	2008		2007		2006		2005

Net asset value — beginning of period	$9.74	$9.95		$9.92		$9.91		$10.21

Income (loss) from investment activities:
Net investment income	0.17	0.36		0.45		0.41		0.33
Net realized and unrealized gains (losses)	0.14	(0.21)		0.03		0.01		(0.29)

Total from investment activities	0.31	0.15		0.48		0.42		0.04

Distributions to shareholders:
From net investment income	(0.18)	(0.33)		(0.45)		(0.41)		(0.34)
From net realized gains		(0.00	)(1)
Return of capital		(0.03)		(0.00	)(1)	(0.00	)(1)

Total distributions to shareholders	(0.18)	(0.36)		(0.45)		(0.41)		(0.34)

Net asset value — end of period	$9.87	$9.74		$9.95		$9.92		$9.91

Total return	3.24%	1.52%		4.94%		4.37%		0.41%

Ratios/supplemental data:
Net assets, end of period (000s)	$358,403	$343,173		$340,430		$320,592		$360,105
Ratio of gross expense to average net assets	0.58%	0.57%		0.52%		0.50%		0.45%
Ratio of net expense to average net assets	0.53%	0.52%		0.47%		0.45%		0.45%
Ratio of investment income less gross expenses to average net assets	3.52%	3.55%		4.44%		4.13%		3.27%
Ratio of net investment income to average net assets	3.57%	3.60%		4.49%		4.18%		3.27%
Portfolio turnover rate	101%	116%		110%		91%		121%

The Fund commenced operations on January 1, 1994.

	Payden U.S. Government Fund
	2009	2008		2007		2006		2005

Net asset value — beginning of period	$10.88	$10.56		$10.47		$10.45		$10.78

Income (loss) from investment activities:
Net investment income	0.15	0.36		0.45		0.40		0.31
Net realized and unrealized gains (losses)	0.33	0.32		0.09		0.03		(0.31)

Total from investment activities	0.48	0.68		0.54		0.43		0.00

Distributions to shareholders:
From net investment income	(0.16)	(0.36)		(0.45)		(0.41)		(0.33)
From net realized gains	(0.07)	(0.00	)(1)
Return of capital				(0.00	)(1)	(0.00	)(1)

Total distributions to shareholders	(0.23)	(0.36)		(0.45)		(0.41)		(0.33)

Net asset value — end of period	$11.13	$10.88		$10.56		$10.47		$10.45

Total return	4.45%	6.54%		5.29%		4.21%		0.04%

Ratios/supplemental data:
Net assets, end of period (000s)	$82,473	$63,590		$55,844		$41,798		$55,045
Ratio of gross expense to average net assets	0.66%	0.67%		0.70%		0.65%		0.57%
Ratio of net expense to average net assets	0.60%	0.58%		0.52%		0.48%		0.45%
Ratio of investment income less gross expenses to average net assets	2.71%	3.23%		4.13%		3.68%		2.86%
Ratio of net investment income to average net assets	2.77%	3.32%		4.31%		3.85%		2.98%
Portfolio turnover rate	146%	224%		117%		132%		145%

The Fund commenced operations on January 1, 1995.

(1)	Amount is less than $0.005

See notes to financial statements.

Payden Mutual Funds

	Payden GNMA Fund
	2009	2008	2007	2006	2005

Net asset value — beginning of period	$9.62	$9.73	$9.75	$9.78	$10.10

Income (loss) from investment activities:
Net investment income	0.18	0.42	0.48	0.43	0.31
Net realized and unrealized gains (losses)	0.61	(0.01)	0.00 (1)	0.05	(0.11)

Total from investment activities	0.79	0.41	0.48	0.48	0.20

Distributions to shareholders:
From net investment income	(0.22)	(0.52)	(0.50)	(0.51)	(0.52)
From net realized gains		0.00 (1)

Total distributions to shareholders	(0.22)	(0.52)	(0.50)	(0.51)	(0.52)

Net asset value — end of period	$10.19	$9.62	$9.73	$9.75	$9.78

Total return	8.30%	4.29%	4.94%	5.10%	2.03%

Ratios/supplemental data:
Net assets, end of period (000s)	$619,100	$232,611	$162,851	$141,676	$115,255
Ratio of gross expense to average net assets	0.55%	0.60%	0.54%	0.54%	0.50%
Ratio of net expense to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.43%	3.96%	4.83%	4.24%	3.09%
Ratio of net investment income to average net assets	3.48%	4.06%	4.87%	4.28%	3.09%
Portfolio turnover rate	30%	22%	40%	11%	6%

The Fund commenced operations on August 27, 1999.

	Payden Core Bond Fund
	2009	2008	2007		2006	2005

Net asset value — beginning of period	$9.12	$10.07	$10.23		$10.23	$10.72

Income (loss) from investment activities:
Net investment income	0.24	0.46	0.50		0.47	0.36
Net realized and unrealized gains (losses)	0.64	(0.93)	(0.16)		0.01	(0.37)

Total from investment activities	0.88	(0.47)	0.34		0.48	(0.01)

Distributions to shareholders:
From net investment income	(0.24)	(0.48)	(0.50)		(0.47)	(0.42)
From net realized gains						(0.06)
Return of capital			(0.00	)(1)	(0.01)

Total distributions to shareholders	(0.24)	(0.48)	(0.50)		(0.48)	(0.48)

Net asset value — end of period	$9.76	$9.12	$10.07		$10.23	$10.23

Total return	9.69%	(4.97)%	3.44%		4.76%	(0.08)%

Ratios/supplemental data:
Net assets, end of period (000s)	$432,453	$389,029	$687,606		$896,569	$661,575
Ratio of gross expense to average net assets	0.60%	0.55%	0.50%		0.48%	0.45%
Ratio of net expense to average net assets	0.60%	0.55%	0.46%		0.46%	0.45%
Ratio of investment income less gross expenses to average net assets	4.94%	4.53%	4.81%		4.49%	3.48%
Ratio of net investment income to average net assets	4.94%	4.53%	4.85%		4.51%	3.48%
Portfolio turnover rate	89%	315%	244%		243%	210%

The Fund commenced operations on January 1, 1994.

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2009 and October 31st

Payden
Corporate
Bond Fund
2009

Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.05
Net realized and unrealized gains (losses)	0.23

Total from investment activities	0.28

Distributions to shareholders:
From net investment income	(0.04)
From net realized gains
Return of capital

Total distributions to shareholders	(0.04)

Net asset value — end of period	$10.24

Total return	2.75%

Ratios/supplemental data:
Net assets, end of period (000s)	$24,885
Ratio of gross expense to average net assets	1.32%
Ratio of net expense to average net assets	0.65%
Ratio of investment income less gross expenses to average net assets	3.28%
Ratio of net investment income to average net assets	3.95%
Portfolio turnover rate	182%

The Fund commenced operations on March 12, 2009.

	Payden High Income Fund
	2009	2008	2007		2006	2005

Net asset value — beginning of period	$5.86	$8.08	$8.14		$8.11	$8.52

Income (loss) from investment activities:
Net investment income	0.25	0.57	0.58		0.55	0.57
Net realized and unrealized gains (losses)	0.39	(2.19)	(0.04)		0.09	(0.38)

Total from investment activities	0.64	(1.62)	0.54		0.64	0.19

Distributions to shareholders:
From net investment income	(0.30)	(0.57)	(0.60)		(0.54)	(0.60)
From net realized gains
Return of capital		(0.03)	(0.00	)(1)	(0.07)

Total distributions to shareholders	(0.30)	(0.60)	(0.60)		(0.61)	(0.60)

Proceeds from redemption fees	0.00 (1)	0.00 (1)	0.00	(1)	0.00 (1)	0.00 (1)

Net asset value — end of period	$6.20	$5.86	$8.08		$8.14	$8.11

Total return	11.37%	(21.35)%	6.75%		8.19%	2.28%

Ratios/supplemental data:
Net assets, end of period (000s)	$395,712	$180,009	$254,983		$263,119	$238,784
Ratio of gross expense to average net assets	0.67%	0.72%	0.61%		0.59%	0.53%
Ratio of net expense to average net assets	0.67%	0.69%	0.61%		0.59%	0.53%
Ratio of investment income less gross expenses to average net assets	8.36%	7.43%	7.06%		6.77%	6.72%
Ratio of net investment income to average net assets	8.36%	7.40%	7.06%		6.77%	6.72%
Portfolio turnover rate	29%	19%	67%		79%	85%

The Fund commenced operations on December 30, 1997.

(1)	Amount is less than $0.005

See notes to financial statements.

Payden Mutual Funds

	Payden Tax Exempt Bond Fund
	2009	2008	2007	2006	2005

Net asset value — beginning of period	$9.54	$9.87	$9.95	$9.83	$10.15

Income (loss) from investment activities:
Net investment income	0.16	0.34	0.37	0.34	0.32
Net realized and unrealized gains (losses)	0.42	(0.33)	(0.10)	0.13	(0.27)

Total from investment activities	0.58	0.01	0.27	0.47	0.05

Distributions to shareholders:
From net investment income	(0.16)	(0.34)	(0.35)	(0.33)	(0.33)
From net realized gains				(0.02)	(0.04)

Total distributions to shareholders	(0.16)	(0.34)	(0.35)	(0.35)	(0.37)

Net asset value — end of period	$9.96	$9.54	$9.87	$9.95	$9.83

Total return	6.09%	0.04%	2.76%	4.91%	0.40%

Ratios/supplemental data:
Net assets, end of period (000s)	$15,927	$13,231	$14,022	$15,762	$23,614
Ratio of gross expense to average net assets	1.01%	1.05%	1.05%	0.91%	0.80%
Ratio of net expense to average net assets	0.55%	0.53%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	2.79%	2.92%	2.99%	2.98%	2.95%
Ratio of net investment income to average net assets	3.25%	3.44%	3.54%	3.39%	3.25%
Portfolio turnover rate	21%	50%	12%	24%	25%

The Fund commenced operations on December 21, 1993.

	Payden California Municipal Income Fund
	2009	2008	2007	2006	2005

Net asset value — beginning of period	$9.58	$9.94	$10.04	$9.94	$10.28

Income (loss) from investment activities:
Net investment income	0.17	0.35	0.36	0.36	0.37
Net realized and unrealized gains (losses)	0.46	(0.36)	(0.10)	0.14	(0.34)

Total from investment activities	0.63	(0.01)	0.26	0.50	0.03

Distributions to shareholders:
From net investment income	(0.17)	(0.35)	(0.36)	(0.36)	(0.37)
From net realized gains				(0.04)

Total distributions to shareholders	(0.17)	(0.35)	(0.36)	(0.40)	(0.37)

Net asset value — end of period	$10.04	$9.58	$9.94	$10.04	$9.94

Total return	6.60%	(0.12)%	2.63%	5.13%	(0.29)%

Ratios/supplemental data:
Net assets, end of period (000s)	$43,379	$45,015	$45,449	$43,236	$29,416
Ratio of gross expense to average net assets	0.69%	0.65%	0.66%	0.68%	0.65%
Ratio of net expense to average net assets	0.55%	0.53%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.31%	3.44%	3.44%	3.38%	3.45%
Ratio of net investment income to average net assets	3.45%	3.56%	3.60%	3.56%	3.60%
Portfolio turnover rate	25%	19%	18%	25%	51%

The Fund commenced operations on December 17, 1998.

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2009 and October 31st

	Payden Global Short Bond Fund
	2009	2008		2007		2006	2005

Net asset value — beginning of period	$9.38	$10.07		$10.15		$10.28	$10.45

Income (loss) from investment activities:
Net investment income	0.19	0.46		0.50		0.42	0.35
Net realized and unrealized gains (losses)	0.03	(0.74)		(0.10)		0.02	(0.14)

Total from investment activities	0.22	(0.28)		0.40		0.44	0.21

Distributions to shareholders:
From net investment income	(0.18)	(0.41)		(0.48)		(0.52)	(0.38)
From net realized gains
Return of capital		(0.00	)(1)	(0.00	)(1)	(0.05)

Total distributions to shareholders	(0.18)	(0.41)		(0.48)		(0.57)	(0.38)

Net asset value — end of period	$9.42	$9.38		$10.07		$10.15	$10.28

Total return	2.37%	(2.90)%		3.97%		4.37%	1.99%

Ratios/supplemental data:
Net assets, end of period (000s)	$46,333	$68,952		$119,731		$180,803	$198,805
Ratio of gross expense to average net assets	0.87%	0.80%		0.61%		0.54%	0.52%
Ratio of net expense to average net assets	0.71%	0.70%		0.57%		0.52%	0.52%
Ratio of investment income less gross expenses to average net assets	3.77%	3.98%		4.71%		4.29%	3.52%
Ratio of net investment income to average net assets	3.93%	4.08%		4.75%		4.31%	3.52%
Portfolio turnover rate	77%	111%		46%		129%	113%

The Fund commenced operations on September 18, 1996.

	Payden Global Fixed Income Fund
	2009	2008	2007	2006	2005

Net asset value — beginning of period	$8.21	$8.90	$9.04	$9.76	$9.97

Income (loss) from investment activities:
Net investment income	0.14	0.32	0.37	0.25	0.27
Net realized and unrealized gains (losses)	0.37	(0.52)	(0.03)	0.03	0.20

Total from investment activities	0.51	(0.20)	0.34	0.28	0.47

Distributions to shareholders:
From net investment income	(0.18)	(0.49)	(0.26)	(0.34)	(0.68)
From net realized gains	(0.06)			(0.18)
Return of capital			(0.22)	(0.48)

Total distributions to shareholders	(0.24)	(0.49)	(0.48)	(1.00)	(0.68)

Net asset value — end of period	$8.48	$8.21	$8.90	$9.04	$9.76

Total return	6.19%	(2.45)%	3.85%	3.05%	4.78%

Ratios/supplemental data:
Net assets, end of period (000s)	$102,457	$90,675	$94,776	$158,321	$191,746
Ratio of gross expense to average net assets	0.77%	0.81%	0.65%	0.59%	0.54%
Ratio of net expense to average net assets	0.70%	0.70%	0.64%	0.58%	0.54%
Ratio of investment income less gross expenses to average net assets	3.12%	3.49%	4.08%	2.80%	2.67%
Ratio of net investment income to average net assets	3.19%	3.60%	4.09%	2.81%	2.67%
Portfolio turnover rate	147%	279%	214%	198%	252%

The Fund commenced operations on September 1, 1992.

(1)	Amount is less than $0.005

See notes to financial statements.

Payden Mutual Funds

	Payden Emerging Markets Bond Fund
	2009	2008	2007	2006	2005

Net asset value — beginning of period	$9.91	$13.55	$13.10	$12.62	$11.77

Income (loss) from investment activities:
Net investment income	0.35	0.72	0.71	0.91	0.72
Net realized and unrealized gains (losses)	1.60	(3.42)	0.35	0.29	0.94

Total from investment activities	1.95	(2.70)	1.06	1.20	1.66

Distributions to shareholders:
From net investment income	(0.26)	(0.77)	(0.61)	(0.39)	(0.81)
From net realized gains
Return of capital		(0.17)		(0.33)

Total distributions to shareholders	(0.26)	(0.94)	(0.61)	(0.72)	(0.81)

Proceeds from redemption fees	0.00 (1)	0.00 (1)	0.00 (1)	0.00 (1)	0.00 (1)

Net asset value — end of period	$11.60	$9.91	$13.55	$13.10	$12.62

Total return	19.81%	(21.19)%	8.34%	9.70%	14.47%

Ratios/supplemental data:
Net assets, end of period (000s)	$94,351	$73,205	$158,208	$68,976	$89,330
Ratio of gross expense to average net assets	0.85%	0.88%	0.81%	0.82%	0.80%
Ratio of net expense to average net assets	0.85%	0.88%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	6.68%	5.74%	5.41%	6.65%	6.04%
Ratio of net investment income to average net assets	6.68%	5.74%	5.42%	6.67%	6.04%
Portfolio turnover rate	112%	172%	128%	193%	98%

The Fund commenced operations on December 17, 1998.

	Payden Value Leaders Fund
	2009	2008	2007	2006	2005

Net asset value — beginning of period	$7.85	$14.16	$12.83	$10.82	$10.70

Income (loss) from investment activities:
Net investment income	0.09	0.27	0.25	0.21	0.31
Net realized and unrealized gains (losses)	(0.96)	(5.79)	1.30	2.04	0.10

Total from investment activities	(0.87)	(5.52)	1.55	2.25	0.41

Distributions to shareholders:
From net investment income	(0.10)	(0.28)	(0.22)	(0.24)	(0.29)
From net realized gains		(0.51)

Total distributions to shareholders	(0.10)	(0.79)	(0.22)	(0.24)	(0.29)

Proceeds from redemption fees	0.00 (1)

Net asset value — end of period	$6.88	$7.85	$14.16	$12.83	$10.82

Total return	(11.12)%	(41.03)%	12.19%	21.10%	3.75%

Ratios/supplemental data:
Net assets, end of period (000s)	$30,914	$36,220	$82,907	$77,403	$33,973
Ratio of gross expense to average net assets	1.03%	0.90%	0.82%	0.88%	0.84%
Ratio of net expense to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	2.50%	2.00%	1.82%	1.90%	2.28%
Ratio of net investment income to average net assets	2.73%	2.10%	1.84%	1.98%	2.32%
Portfolio turnover rate	51%	101%	66%	67%	69%

The Fund commenced operations on November 1, 1996.

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2009 and October 31st

	Payden U.S. Growth Leaders Fund
	2009	2008	2007	2006	2005

Net asset value — beginning of period	$6.16	$11.30	$8.91	$8.31	$7.09
Income (loss) from investment activities:
Net investment income	0.03	0.01	0.00 (3)	0.00 (3)	0.02
Net realized and unrealized gains (losses)	(0.30)	(4.63)	2.39	0.60	1.23

Total from investment activities	(0.27)	(4.62)	2.39	0.60	1.25

Distributions to shareholders:
From net investment income		(0.01)	0.00 (3)		(0.03)
From net realized gains		(0.47)
Return of capital		(0.04)

Total distributions to shareholders	0.00	(0.52)	0.00 (3)	0.00	(0.03)

Proceeds from redemption fees	0.00 (3)	0.00 (3)		0.00 (3)

Net asset value — end of period	$5.89	$6.16	$11.30	$8.91	$8.31

Total return	(4.38)%	(42.86)%	26.84%	7.22%	17.64%

Ratios/supplemental data:
Net assets, end of period (000s)	$56,978	$85,824	$130,625	$66,166	$42,468
Ratio of gross expense to average net assets	1.07%	0.97%	0.95%	1.00%	1.07%
Ratio of net expense to average net assets	1.00%	0.96%	0.93%	1.00%	1.00%
Ratio of investment income less gross expenses to average net assets	0.80%	0.05%	(0.03)%	0.01%	0.14%
Ratio of net investment income to average net assets	0.87%	0.06%	(0.01)%	0.01%	0.21%
Portfolio turnover rate	183%	387%	210%	202%	150%

The Fund commenced operations on June 17, 1999.

	Payden Global
	Equity Fund
	2009	2008

Net asset value — beginning of period	$5.60	$10.00

Income (loss) from investment activities:
Net investment income	0.02	0.03
Net realized and unrealized gains (losses)	(0.38)	(4.40)

Total from investment activities	(0.36)	(4.37)

Distributions to shareholders:
From net investment income	(0.03)	(0.03)
From net realized gains

Total distributions to shareholders	(0.03)	(0.03)

Proceeds from redemption fees	0.00 (3)

Net asset value — end of period	$5.21	$5.60

Total return	(6.47)%	(43.83	)%(1)

Ratios/supplemental data:
Net assets, end of period	$5,655	$9,580
Ratio of gross expense to average net assets	2.97%	2.89	%(2)
Ratio of net expense to average net assets	1.50%	1.50	%(2)
Ratio of investment income less gross expenses to average net assets	(1.05)%	(0.59	)%(2)
Ratio of net investment income to average net assets	0.42%	0.80	%(2)
Portfolio turnover rate	210%	163	%(1)

The Fund commenced operations on March 31, 2008.

(1)	Not annualized

(2)	Annualized

(3)	Amount is less than $0.005

See notes to financial statements.

Payden Mutual Funds

	Metzler/Payden European Emerging Markets Fund
	2009	2008	2007	2006	2005

Net asset value — beginning of period	$14.99	$42.31	$30.40	$23.91	$17.75

Income (loss) from investment activities:
Net investment income	(0.09)	0.29	0.25	0.18	0.21
Net realized and unrealized gains (losses)	(0.26)	(24.05)	13.30	8.74	7.27

Total from investment activities	(0.35)	(23.76)	13.55	8.92	7.48

Distributions to shareholders:
From net investment income		(0.05)	(0.12)	0.00 (3)	(0.12)
From net realized gains		(3.52)	(1.54)	(2.47)	(1.21)

Total distributions to shareholders	0.00	(3.57)	(1.66)	(2.47)	(1.33)

Proceeds from redemption fees	0.00 (3)	0.01	0.02	0.04	0.01

Net asset value — end of period	$14.64	$14.99	$42.31	$30.40	$23.91

Total return	(2.33)%	(61.17)%	46.45%	40.54%	44.97%

Ratios/supplemental data:
Net assets, end of period	$121,888	$167,125	$606,918	$164,157	$31,019
Ratio of gross expense to average net assets	1.77%	1.47%	1.40%	1.71%	3.07%
Ratio of net expense to average net assets	1.50%	1.47%	1.40%	1.24%	1.20%
Ratio of investment income less gross expenses to average net assets	(1.57)%	0.76%	0.86%	0.78%	(0.77)%
Ratio of net investment income to average net assets	(1.30)%	0.76%	0.86%	1.25%	1.10%
Portfolio turnover rate	95%	204%	122%	128%	178%

The Fund commenced operations on December 30, 2002.

	Payden/Wilshire Longevity
	Fund 2010+
	2009	2008	2007

Net asset value — beginning of period	$7.34	$10.61	$10.00

Income (loss) from investment activities:
Net investment income	(0.02)	0.41	0.03
Net realized and unrealized gains (losses)	0.14	(3.45)	0.57
Reimbursement from affiliate for investment transactions			0.01

Total from investment activities	0.12	(3.04)	0.61

Distributions to shareholders:
From net investment income	(0.33)	(0.15)
From net realized gains	0.00	(0.08)

Total distributions to shareholders	(0.33)	(0.23)	0.00

Net asset value — end of period	$7.13	$7.34	$10.61

Total return	1.71%	(29.22)%	6.10	%(1)

Ratios/supplemental data:
Net assets, end of period	$578	$627	$1,975
Ratio of gross expense to average net assets	22.49%	10.47%	13.70	%(2)
Ratio of net expense to average net assets	1.07%	1.01%	1.06	%(2)
Ratio of investment income less gross expenses to average net assets	(21.94)%	(6.07)%	(11.55	)%(2)
Ratio of net investment income to average net assets	(0.52)%	3.39%	1.09	%(2)
Portfolio turnover rate	37%	53%	31	%(1)

The Fund commenced operations on June 28, 2007.

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2009 and October 31st

	Payden/Wilshire Longevity
	Fund 2020+
	2009	2008	2007

Net asset value — beginning of period	$7.18	$10.61	$10.00

Income (loss) from investment activities:
Net investment income	0.02	0.29	0.03
Net realized and unrealized gains (losses)	0.02	(3.49)	0.58
Reimbursement from affiliate for investment transactions			0.00	(3)

Total from investment activities	0.04	(3.20)	0.61

Distributions to shareholders:
From net investment income	(0.21)	(0.15)
From net realized gains		(0.08)

Total distributions to shareholders	(0.21)	(0.23)	0.00

Net asset value — end of period	$7.01	$7.18	$10.61

Total return	0.54%	(30.84)%	6.10	%(1)

Ratios/supplemental data:
Net assets, end of period	$1,923	$1,696	$1,895
Ratio of gross expense to average net assets	8.79%	6.85%	13.49	%(2)
Ratio of net expense to average net assets	1.02%	0.96%	0.99	%(2)
Ratio of investment income less gross expenses to average net assets	(7.22)%	(2.99)%	(11.60	)%(2)
Ratio of net investment income to average net assets	0.55%	2.90%	0.90	%(2)
Portfolio turnover rate	36%	86%	37	%(1)

Fund commenced operations on June 28, 2007.

	Payden/Wilshire Longevity
	Fund 2030+
	2009	2008	2007

Net asset value — beginning of period	$6.76	$10.66	$10.00

Income (loss) from investment activities:
Net investment income	0.02	0.25	0.01
Net realized and unrealized gains (losses)	(0.21)	(3.95)	0.65
Reimbursement from affiliate for investment transactions			0.00	(3)

Total from investment activities	(0.19)	(3.70)	0.66

Distributions to shareholders:
From net investment income	(0.18)	(0.14)
From net realized gains		(0.06)

Total distributions to shareholders	(0.18)	(0.20)	0.00

Net asset value — end of period	$6.39	$6.76	$10.66

Total return	(2.87)%	(35.39)%	6.60	%(1)

Ratios/supplemental data:
Net assets, end of period	$673	$1,341	$2,831
Ratio of gross expense to average net assets	14.13%	6.55%	11.34	%(2)
Ratio of net expense to average net assets	0.96%	0.90%	0.92	%(2)
Ratio of investment income less gross expenses to average net assets	(11.81)%	(2.94)%	(10.03	)%(2)
Ratio of net investment income to average net assets	1.36%	2.71%	0.39	%(2)
Portfolio turnover rate	42%	45%	34	%(1)

The Fund commenced operations on June 28, 2007.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Payden Mutual Funds

	Payden/Wilshire Longevity
	Fund 2040+
	2009	2008	2007

Net asset value — beginning of period	$6.19	$10.71	$10.00

Income (loss) from investment activities:
Net investment income	0.06	0.19	(0.01)
Net realized and unrealized gains (losses)	(0.42)	(4.52)	0.72
Reimbursement from affiliate for investment transactions

Total from investment activities	(0.36)	(4.33)	0.71

Distributions to shareholders:
From net investment income	(0.12)	(0.13)
From net realized gains		(0.06)

Total distributions to shareholders	(0.12)	(0.19)	0.00

Net asset value — end of period	$5.71	$6.19	$10.71

Total return	(5.77)%	(41.10)%	7.10	%(1)

Ratios/supplemental data:
Net assets, end of period	$692	$1,520	$2,195
Ratio of gross expense to average net assets	12.53%	6.61%	12.65	%(2)
Ratio of net expense to average net assets	0.90%	0.82%	0.84	%(2)
Ratio of investment income less gross expenses to average net assets	(8.73)%	(3.82)%	(12.00	)%(2)
Ratio of net investment income to average net assets	2.90%	1.97%	(0.19	)%(2)
Portfolio turnover rate	29%	19%	43	%(1)

Fund commenced operations on June 28, 2007.

See notes to financial statements.

Semi-Annual Report

Fund Expenses

Understanding Your Fund’s Expenses

Shareholders of mutual funds, incur two types of costs: transaction costs incurred from buying or selling fund shares and ongoing costs incurred from the funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2009. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

				Annual	Expenses
	Value	Value	6-Month	Expense	Paid During
	November 1, 2008	April 30, 2009	Return	Ratio	the Period

Payden Cash Reserves Money Market	$1,000.00	$1,005.10	0.51%	0.29%	$1.44
Payden Limited Maturity	1,000.00	1,003.10	0.31%	0.50%	2.48
Payden Short Bond	1,000.00	1,032.40	3.24%	0.53%	2.67
Payden U.S. Government	1,000.00	1,044.50	4.45%	0.60%	3.04
Payden GNMA	1,000.00	1,083.00	8.30%	0.50%	2.58
Payden Core Bond	1,000.00	1,096.90	9.69%	0.60%	3.12
Payden Corporate Bond (1)	1,000.00	1,027.50	2.75%	0.65%	0.90
Payden High Income	1,000.00	1,113.70	11.37%	0.67%	3.51
Payden Tax Exempt Bond	1,000.00	1,060.90	6.09%	0.55%	2.81
Payden California Municipal Income	1,000.00	1,066.60	6.66%	0.55%	2.82
Payden Global Short Bond	1,000.00	1,023.70	2.37%	0.70%	3.51
Payden Global Fixed Income	1,000.00	1,061.90	6.19%	0.70%	3.58
Payden Emerging Markets Bond	1,000.00	1,198.10	19.81%	0.85%	4.63
Payden Value Leaders	1,000.00	888.80	(11.12)%	0.80%	3.75
Payden U.S. Growth Leaders	1,000.00	956.20	(4.38)%	1.00%	4.85
Payden Global Equity	1,000.00	935.30	(6.47)%	1.50%	7.20
Metzler/Payden European Emerging Markets	1,000.00	976.70	(2.33)%	1.50%	7.35
Payden/Wilshire Longevity 2010+	1,000.00	1,017.10	1.71%	1.07%	5.35
Payden/Wilshire Longevity 2020+	1,000.00	1,005.40	0.54%	1.02%	5.07
Payden/Wilshire Longevity 2030+	1,000.00	971.30	(2.87)%	0.96%	4.69
Payden/Wilshire Longevity 2040+	1,000.00	942.30	(5.77)%	0.90%	4.33

(1)	The Payden Corporate Bond Fund commenced operations March 12, 2009. It’s start date, return and expenses paid during the period reflect this fifty day period.

Payden Mutual Funds

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and the Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2009 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

				Annual	Expenses
	Value	Value	6-Month	Expense	Paid During
	November 1, 2008	April 30, 2009	Return	Ratio	the Period

Payden Cash Reserves Money Market	$1,000.00	$1,023.36	2.34%	0.29%	$1.45
Payden Limited Maturity	1,000.00	1,022.32	2.23%	0.50%	2.51
Payden Short Bond	1,000.00	1,022.17	2.22%	0.53%	2.66
Payden U.S. Government	1,000.00	1,021.82	2.18%	0.60%	3.01
Payden GNMA	1,000.00	1,022.32	2.23%	0.50%	2.51
Payden Core Bond	1,000.00	1,021.82	2.18%	0.60%	3.01
Payden Corporate Bond (1)	1,000.00	1,021.57	2.16%	0.65%	3.26
Payden High Income	1,000.00	1,021.47	2.15%	0.67%	3.36
Payden Tax Exempt Bond	1,000.00	1,022.07	2.21%	0.55%	2.76
Payden California Municipal Income	1,000.00	1,022.07	2.21%	0.55%	2.76
Payden Global Short Bond	1,000.00	1,021.32	2.13%	0.70%	3.51
Payden Global Fixed Income	1,000.00	1,021.32	2.13%	0.70%	3.51
Payden Emerging Markets Bond	1,000.00	1,020.58	2.06%	0.85%	4.26
Payden Value Leaders	1,000.00	1,020.83	2.08%	0.80%	4.01
Payden U.S. Growth Leaders	1,000.00	1,019.84	1.98%	1.00%	5.01
Payden Global Equity	1,000.00	1,017.36	1.74%	1.50%	7.50
Metzler/Payden European Emerging Markets	1,000.00	1,017.36	1.74%	1.50%	7.50
Payden/Wilshire Longevity 2010+	1,000.00	1,019.49	1.95%	1.07%	5.36
Payden/Wilshire Longevity 2020+	1,000.00	1,019.74	1.97%	1.02%	5.11
Payden/Wilshire Longevity 2030+	1,000.00	1,020.03	2.00%	0.96%	4.81
Payden/Wilshire Longevity 2040+	1,000.00	1,020.33	2.03%	0.90%	4.51

(1)	The Payden Corporate Bond Fund commenced operations March 12, 2009. The table above assumes a November 1, 2008 start date, a 5% annual return and uses the Fund’s fifty day contractual expense ratio for comparison purposes.

Semi-Annual Report

Trustees and Officers

	Position	Year		Funds	Other Directorships
Name & Address	with Fund	Elected	Principal Occupation(s)	Series	Held

333 S. Grand Avenue Los Angeles, CA 90071 Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust	PRIG MPIG

Gerald S. Levey, M.D.	Independent Trustee	2000	Vice Chancellor, Medical Sciences, and Dean, David Geffen School of Medicine at the University of California, Los Angeles	PRIG MPIG

Thomas V. McKernan, Jr.	Independent Trustee	1993	President and CEO, Automobile Club of Southern California	PRIG	Director, Blue Shield of California; Director, Forest Lawn Memorial Park

Rosemarie T. Nassif	Independent Trustee	2008	President, Holy Name University	PRIG

Andrew J. Policano	Independent Trustee	2008	Dean, The Paul Merage School of Business, at the University of California, Irvine (2004-present); Kuechenmeister Professor of Finance, University of Wisconsin-Madison (2001-2004)	PRIG	Director, Badger Meter, Inc.; Director, Rockwell Collins

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	PRIG	Director, Rose Hills Company; Director, Ameron International Corp.

Stender E. Sweeney	Independent Trustee	1992	Private Investor	PRIG	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel	PRIG

Michael E. Salvay	Interested Trustee	2009	Managing Principal, Payden & Rygel	PRIG

Mary Beth Syal	Interested Trustee	2000	Managing, Principal and Director, Payden & Rygel	PRIG

Scott J. Weiner	Interested Trustee	2002	Managing, Principal and Director, Payden & Rygel	MPIG

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel	PRIG

Scott J. Weiner	Chairman and President	2002	Managing, Principal and Director, Payden & Rygel	MPIG

Yot Chattrabhuti	Vice President	1997	Principal, Payden & Rygel	PRIG MPIG

Bradley F. Hersh	Vice President and Treasurer	1998	Vice President and Treasurer, Payden & Rygel	PRIG MPIG

Frank Peter Martin	Executive Vice President	2002	Executive Vice President, Metzler/Payden, LLC; Managing Director Metzler Investment GmbH; Managing Director, Schroeders Investment Management GmbH	MPIG

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	PRIG MPIG

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management, Payden & Rygel	PRIG MPIG

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel	PRIG MPIG

Additional information about the Trustees can be found in the SAI.

PRIG — Payden and Rygel Investment Group

MPIG — Metzler/Payden Investment Group

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

Payden Mutual Funds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

333 South Grand Avenue Los Angeles, California 90071
(800) 572-9336

» U.S. BOND FUNDS
Payden Cash Reserves Money Market Fund (PBHXX)
Payden Limited Maturity Fund (PYLMX)
Payden Short Bond Fund (PYSBX)
Payden U.S. Government Fund (PYUSX)
Payden GNMA Fund (PYGNX)
Payden Core Bond Fund (PYCBX)
Payden Corporate Bond Fund (PYACX)
Payden High Income Fund (PYHRX)

» TAX EXEMPT BOND FUNDS
Payden Tax Exempt Bond Fund (PYTEX)
Payden California Municipal Income Fund (PYCRX)

» GLOBAL BOND FUNDS
Payden Global Short Bond Fund (PYGSX)
Payden Global Fixed Income Fund (PYGFX)
Payden Emerging Markets Bond Fund (PYEMX)

» U.S. EQUITY FUNDS
Payden Value Leaders Fund (PYVLX)
Payden U.S. Growth Leaders Fund (PUGLX)

» INTERNATIONAL EQUITY FUNDS
Payden Global Equity Fund (PYSBX)
Metzler/Payden European Emerging Markets Fund (MPYMX)

» TARGET DATE FUNDS
Payden/Wilshire Longevity Fund 2010+ (PWLFX)
Payden/Wilshire Longevity Fund 2020+ (PWLHX)
Payden/Wilshire Longevity Fund 2030+ (PWLJX)
Payden/Wilshire Longevity Fund 2040+ (PWLLX)

ITEM 2.	CODE OF ETHICS
Not required in a semi-annual report on Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
Not required in a semi-annual report on Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in a semi-annual report on Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS
Included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2009.
(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS
(a) Not applicable.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.
(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group
By:	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President

Date: June 29, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group
By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer

Date: June 29, 2009